UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   Investment Company Act file number 811-4803

                           Oppenheimer Municipal Fund
                           --------------------------
               (Exact name of registrant as specified in charter)

             6803 South Tucson Way, Centennial, Colorado 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                      Date of fiscal year end: September 30
                                               ------------

                      Date of reporting period: 12/31/2007
                                                ----------

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--104.4%
----------------------------------------------------------------------------------------------------------------------------------
ALABAMA--1.3%
$         10,000   AL HFA (Single Family Mtg.)                            5.000%   10/01/2021   10/01/2010 A   $           10,039
----------------------------------------------------------------------------------------------------------------------------------
          35,000   AL HFA (South Bay Apartments)                          5.950    02/01/2033   02/01/2013 A               35,774
----------------------------------------------------------------------------------------------------------------------------------
         200,000   AL Water Pollution Control Authority                   5.250    08/15/2010   02/15/2008 A              200,506
----------------------------------------------------------------------------------------------------------------------------------
       1,480,000   AL Water Pollution Control Authority 1                 5.500    08/15/2012   02/15/2008 A            1,484,011
----------------------------------------------------------------------------------------------------------------------------------
       4,610,000   Bay Minette, AL Industrial Devel. Board (B.F.
                   Goodrich)                                              6.500    02/15/2009   02/15/2008 A            4,618,298
----------------------------------------------------------------------------------------------------------------------------------
         145,000   Bayou La Batre, AL Utilities Board (Water & Sewer)     5.750    03/01/2027   03/01/2008 A              146,070
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Birmingham, AL Airport Authority                       5.375    07/01/2020   07/01/2009 A               31,250
----------------------------------------------------------------------------------------------------------------------------------
          65,000   Birmingham, AL Private Educational Building
                   Authority (Birmingham-Southern College)                6.000    12/01/2021   06/01/2008 A               65,124
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Birmingham, AL Special Care Facilities
                   (Children's Hospital of Alabama)                       5.375    06/01/2017   06/01/2008 A               51,074
----------------------------------------------------------------------------------------------------------------------------------
         580,000   Courtland, AL Industrial Devel. Board (Champion
                   International Corp.)                                   5.700    10/01/2028   10/01/2028                572,240
----------------------------------------------------------------------------------------------------------------------------------
       1,890,000   Courtland, AL Industrial Devel. Board (Champion
                   International Corp.) 1                                 6.000    08/01/2029   08/01/2011 A            1,899,847
----------------------------------------------------------------------------------------------------------------------------------
         190,000   Courtland, AL Industrial Devel. Board (Champion
                   International Corp.)                                   6.700    11/01/2029   11/01/2009 A              195,409
----------------------------------------------------------------------------------------------------------------------------------
           5,000   Huntsville, AL Industrial Devel. Board (Coltec
                   Industries)                                            9.875    10/01/2010   04/01/2008 A                5,026
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Jefferson County, AL Sewer                             5.375    02/01/2027   02/01/2008 A              100,131
----------------------------------------------------------------------------------------------------------------------------------
          45,000   Mobile, AL Industrial Devel. Board
                   (International Paper Company)                          6.700    03/01/2024   03/01/2010 A               46,461
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Mobile, AL Limited Obligation Tax                      5.500    02/15/2023   02/15/2014 A               52,077
----------------------------------------------------------------------------------------------------------------------------------
           5,000   Montgomery, AL Special Care Facilities (Baptist
                   Medical Center)                                        5.375    09/01/2022   03/01/2008 A                5,338
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Phenix City, AL Industrial Devel. Board
                   (MeadCoated Board)                                     5.300    04/01/2027   04/01/2008 A               25,629
----------------------------------------------------------------------------------------------------------------------------------
      15,000,000   Phenix City, AL Industrial Devel. Board
                   (Meadwestvaco)                                         6.350    05/15/2035   05/15/2012 A           15,298,800
----------------------------------------------------------------------------------------------------------------------------------
          70,000   Tuskegee, AL Utilities Board                           5.500    02/01/2016   02/01/2008 A               71,532
----------------------------------------------------------------------------------------------------------------------------------
          80,000   Tuskegee, AL Utilities Board                           5.500    02/01/2022   02/01/2008 A               81,555
                                                                                                               -------------------
                                                                                                                       24,996,191
----------------------------------------------------------------------------------------------------------------------------------
ALASKA--2.4%
          25,000   AK HFC (Veterans Mtg.)                                 5.200    12/01/2014   06/01/2012 A               25,221
----------------------------------------------------------------------------------------------------------------------------------
         215,000   AK HFC, Series A-1                                     5.500    12/01/2017   06/01/2008 A              218,492
----------------------------------------------------------------------------------------------------------------------------------
      26,550,000   AK HFC, Series A-2 2                                   6.200    12/01/2021   06/02/2009 A           27,188,154
----------------------------------------------------------------------------------------------------------------------------------
          55,000   AK HFC, Series A-2                                     5.750    06/01/2024   06/01/2008 A               56,016
----------------------------------------------------------------------------------------------------------------------------------
      73,000,000   AK HFC, Series A-2                                     5.782 3  06/01/2037   12/01/2008 A           13,242,200
----------------------------------------------------------------------------------------------------------------------------------
          15,000   AK HFC, Series A-2                                     5.900    06/01/2014   12/01/2009 A               15,298
----------------------------------------------------------------------------------------------------------------------------------
          25,000   AK HFC, Series C                                       5.250    06/01/2032   12/01/2012 A               25,361
----------------------------------------------------------------------------------------------------------------------------------


                   1 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
ALASKA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$         10,000   AK Industrial Devel. & Export Authority (Lake
                   Dorothy Hydroelectric)                                 5.250%   12/01/2021   12/01/2011 A   $           10,373
----------------------------------------------------------------------------------------------------------------------------------
       5,040,000   AK Industrial Devel. & Export Authority, Series A      5.200    04/01/2018   04/01/2008 A            5,102,194
----------------------------------------------------------------------------------------------------------------------------------
          80,000   AK Industrial Devel. & Export Authority, Series A      5.250    04/01/2023   04/01/2008 A               80,998
----------------------------------------------------------------------------------------------------------------------------------
          35,000   AK International Airports, Series C                    6.100    10/01/2017   10/01/2009 A               36,183
----------------------------------------------------------------------------------------------------------------------------------
          25,000   AK Northern Tobacco Securitization Corp. (TASC)        6.200    06/01/2022   06/01/2010 B               26,167
                                                                                                               -------------------
                                                                                                                       46,026,657
----------------------------------------------------------------------------------------------------------------------------------
ARIZONA--1.0%
         125,000   AZ Health Facilities Authority (Phoenix
                   Children's Hospital)                                   6.000    02/15/2032   02/15/2012 A              138,613
----------------------------------------------------------------------------------------------------------------------------------
          50,000   AZ Student Loan Acquisition Authority                  5.900    05/01/2024   11/01/2009 A               52,234
----------------------------------------------------------------------------------------------------------------------------------
       1,375,000   Goodyear, AZ IDA Water and Sewer (Litchfield
                   Park Service Company)                                  6.750    10/01/2031   10/01/2011 A            1,425,806
----------------------------------------------------------------------------------------------------------------------------------
       1,755,000   Hassayampa, AZ Community Facilities District
                   (Hassayampa Village Community)                         7.750    07/01/2021   01/01/2008 A            1,812,704
----------------------------------------------------------------------------------------------------------------------------------
       1,365,000   Litchfield Park, AZ Community Facility District        6.375    07/15/2026   07/15/2012 A            1,389,092
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Maricopa County, AZ Hospital (Sun Health Corp.)        5.300    04/01/2029   03/09/2025 C               98,203
----------------------------------------------------------------------------------------------------------------------------------
       1,870,000   Maricopa County, AZ IDA (Christian Care Mesa II) 1     6.000    01/01/2014   07/01/2011 B            1,832,301
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Maricopa County, AZ IDA (Sun King Apartments)          5.875    11/01/2008   05/05/2008 C               30,019
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Maricopa County, AZ IDA (Villas De Merced
                   Apartments)                                            5.450    12/20/2027   06/20/2008 A               50,070
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Maricopa County, AZ IDA (Whispering Palms
                   Apartments)                                            5.600    07/01/2013   07/01/2011 A               15,631
----------------------------------------------------------------------------------------------------------------------------------
          55,000   Maricopa County, AZ Pollution Control Corp.
                   (Public Service Company of New Mexico)                 6.300    12/01/2026   12/01/2008 A               55,275
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Phoenix, AZ Civic Improvement Corp. Airport,
                   Series B                                               5.250    07/01/2032   07/01/2012 A               50,438
----------------------------------------------------------------------------------------------------------------------------------
       3,975,000   Phoenix, AZ IDA (Capitol Mews Apartments)              5.700    12/20/2040   12/20/2012 A            4,038,918
----------------------------------------------------------------------------------------------------------------------------------
       1,670,000   Phoenix, AZ IDA (Gourmet Boutique West)                5.500    11/01/2017   11/01/2017              1,575,528
----------------------------------------------------------------------------------------------------------------------------------
         485,000   Phoenix, AZ IDA (Single Family Mtg.)                   6.650    10/01/2029   11/15/2008 B              499,254
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Pima County, AZ IDA (International Studies
                   Academy)                                               6.750    07/01/2031   07/01/2011 A               51,414
----------------------------------------------------------------------------------------------------------------------------------
           5,000   Scottsdale, AZ IDA (Scottsdale Memorial
                   Hospitals)                                             5.500    09/01/2012   04/28/2010 C                5,294
----------------------------------------------------------------------------------------------------------------------------------
         800,000   Tucson, AZ IDA (Joint Single Family Mtg.)              5.250    07/01/2038   01/01/2013 B              823,760
----------------------------------------------------------------------------------------------------------------------------------
       3,590,000   Tucson, AZ IDA (Joint Single Family Mtg.)              5.350    01/01/2038   12/01/2015 B            3,733,169
----------------------------------------------------------------------------------------------------------------------------------


                   2 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
ARIZONA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$        130,000   University Arizona Medical Center Corp.
                   (University Medical Center)                            5.000%   07/01/2021   01/01/2008 A   $          130,124
----------------------------------------------------------------------------------------------------------------------------------
       1,750,000   Verrado, AZ Community Facilities District No. 1        6.500    07/15/2027   07/15/2013 A            1,802,693
                                                                                                               -------------------
                                                                                                                       19,610,540
----------------------------------------------------------------------------------------------------------------------------------
ARKANSAS--0.2%
          35,000   AR Devel. Finance Authority (Clark County
                   Industrial Council)                                    5.600    05/01/2008   05/01/2008                 35,207
----------------------------------------------------------------------------------------------------------------------------------
         385,000   AR Devel. Finance Authority (Single Family Mtg.)       5.300    07/01/2024   07/01/2012 A              392,504
----------------------------------------------------------------------------------------------------------------------------------
          25,000   AR Devel. Finance Authority, Series B                  5.800    01/01/2023   07/01/2009 A               25,220
----------------------------------------------------------------------------------------------------------------------------------
         850,000   Greater AR Hsg. Assistance Corp. (Hicky Garden
                   Apartments)                                            6.000    01/01/2023   01/01/2008 A              859,367
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Northwest AR Regional Airport Authority                5.250    02/01/2023   02/01/2023                933,240
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Pope County, AR Pollution Control (Arkansas
                   Power & Light Company)                                 6.100    12/01/2016   06/01/2008 A               50,121
----------------------------------------------------------------------------------------------------------------------------------
          45,000   Pope County, AR Pollution Control (Arkansas
                   Power & Light Company)                                 6.300    12/01/2016   06/01/2008 A               45,013
----------------------------------------------------------------------------------------------------------------------------------
          40,000   Pope County, AR Pollution Control (Arkansas
                   Power & Light Company)                                 6.300    12/01/2016   06/01/2008 A               40,103
----------------------------------------------------------------------------------------------------------------------------------
         510,000   Pope County, AR Pollution Control (Arkansas
                   Power & Light Company)                                 6.300    11/01/2020   05/01/2008 A              510,525
----------------------------------------------------------------------------------------------------------------------------------
         875,000   Warren, AR Solid Waste Disposal (Potlatch Corp.)       7.500    08/01/2013   02/01/2008 A              876,619
                                                                                                               -------------------
                                                                                                                        3,767,919
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA--8.9%
      17,415,000   Anaheim, CA Public Financing Authority RITES 5         8.920 4  12/28/2018   12/01/2011 A           18,200,939
----------------------------------------------------------------------------------------------------------------------------------
       7,440,000   CA County Tobacco Securitization Agency (TASC)         0.000 6  06/01/2021   03/15/2014 B            6,002,815
----------------------------------------------------------------------------------------------------------------------------------
       5,500,000   CA County Tobacco Securitization Agency (TASC)         0.000 6  06/01/2028   09/14/2018 B            4,260,245
----------------------------------------------------------------------------------------------------------------------------------
      13,095,000   CA County Tobacco Securitization Agency (TASC)         0.000 6  06/01/2036   11/23/2021 C            9,992,140
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   CA County Tobacco Securitization Agency (TASC)         0.000 6  06/01/2041   09/10/2024 C            2,287,170
----------------------------------------------------------------------------------------------------------------------------------
       3,125,000   CA County Tobacco Securitization Agency (TASC)         5.500    06/01/2033   04/24/2013 C            3,032,500
----------------------------------------------------------------------------------------------------------------------------------
       3,740,000   CA County Tobacco Securitization Agency (TASC)         5.750    06/01/2029   12/01/2012 B            3,702,114
----------------------------------------------------------------------------------------------------------------------------------
       2,770,000   CA County Tobacco Securitization Agency (TASC)         5.875    06/01/2027   06/01/2012 A            2,808,032
----------------------------------------------------------------------------------------------------------------------------------
       2,505,000   CA County Tobacco Securitization Agency (TASC)         5.875    06/01/2043   08/27/2019 C            2,486,388
----------------------------------------------------------------------------------------------------------------------------------
       5,615,000   CA County Tobacco Securitization Agency (TASC)         6.000    06/01/2029   06/01/2012 A            5,697,316
----------------------------------------------------------------------------------------------------------------------------------
         135,000   CA County Tobacco Securitization Agency (TASC)         6.000    06/01/2042   06/01/2012 A              135,381
----------------------------------------------------------------------------------------------------------------------------------
      18,985,000   CA Golden State Tobacco Securitization Corp.           6.250    06/01/2033   09/11/2012 B           20,826,165
----------------------------------------------------------------------------------------------------------------------------------


                   3 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
CALIFORNIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$     29,000,000   CA Golden State Tobacco Securitization Corp. (TASC)    0.000% 6 06/01/2037   05/22/2022 C   $       18,755,460
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   CA Golden State Tobacco Securitization Corp.
                   (TASC) 7                                               4.500    06/01/2027   08/29/2012 B            3,603,480
----------------------------------------------------------------------------------------------------------------------------------
         190,000   CA Golden State Tobacco Securitization Corp. (TASC)    7.875    06/01/2042   06/01/2013 A              229,611
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   CA Inland Empire Tobacco Securitization
                   Authority (TASC)                                       4.625    06/01/2021   06/23/2013 C            4,717,650
----------------------------------------------------------------------------------------------------------------------------------
       5,025,000   CA Sierra View Local Health Care District 7            5.400    07/01/2022   07/01/2009 A            5,066,105
----------------------------------------------------------------------------------------------------------------------------------
       2,755,000   CA Statewide CDA (Fairfield Apartments) 1              6.500    01/01/2016   12/22/2011 B            2,796,986
----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   CA Veterans GO, Series BZ                              5.350    12/01/2021   06/01/2008 A            8,021,120
----------------------------------------------------------------------------------------------------------------------------------
       3,470,000   Lake Elsinore, CA Public Financing Authority,
                   Series F 1                                             7.100    09/01/2020   03/01/2008 A            3,547,728
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Los Angeles, CA Dept. of Airports (Los Angeles
                   International Airport)                                 5.600    05/15/2011   05/15/2008 A               15,027
----------------------------------------------------------------------------------------------------------------------------------
         115,000   Los Angeles, CA Regional Airports Improvement
                   Corp. (Delta-Continental Airlines) 5                   9.250    08/01/2024   02/01/2008 A              117,013
----------------------------------------------------------------------------------------------------------------------------------
       7,500,000   Northern CA Gas Authority 5                            4.225 8  07/01/2027   07/01/2027              6,781,875
----------------------------------------------------------------------------------------------------------------------------------
      10,675,000   Northern CA Tobacco Securitization Authority
                   (TASC)                                                 0.000 6  06/01/2027   06/12/2016 B            9,562,452
----------------------------------------------------------------------------------------------------------------------------------
      13,705,000   Northern CA Tobacco Securitization Authority
                   (TASC)                                                 4.750    06/01/2023   07/18/2011 B           13,048,942
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Riverside County, CA Public Financing Authority
                   COP                                                    5.750    05/15/2019   05/15/2009 A              508,655
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   San Francisco City & County, CA COP (San Bruno
                   Jail)                                                  5.250    10/01/2033   10/01/2008 A            2,060,620
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   San Marcos, CA Special Tax                             5.900    09/01/2028   05/02/2026 C            1,998,620
----------------------------------------------------------------------------------------------------------------------------------
       6,000,000   Santa Rosa, CA Rancheria Tachi Yokut Tribe
                   Enterprise                                             6.125    03/01/2013   04/06/2011 C            6,268,860
----------------------------------------------------------------------------------------------------------------------------------
       6,000,000   Southern CA Tobacco Securitization Authority           4.750    06/01/2025   10/14/2012 B            5,689,560
                                                                                                               -------------------
                                                                                                                      172,220,969
----------------------------------------------------------------------------------------------------------------------------------
COLORADO--0.8%
          25,000   Boulder County, CO Multifamily Hsg. (Legacy
                   Apartments)                                            6.000    11/20/2015   05/20/2008 A               25,026
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Boulder County, CO Multifamily Hsg. (Legacy
                   Apartments)                                            6.100    11/20/2025   05/20/2008 A               50,039
----------------------------------------------------------------------------------------------------------------------------------
          90,000   CO Health Facilities Authority (Northern
                   Colorado Medical Center)                               6.000    05/15/2020   05/15/2008 A               93,560
----------------------------------------------------------------------------------------------------------------------------------
          10,000   CO Health Facilities Authority (Sisters of
                   Charity Health Care Systems)                           5.250    05/15/2014   05/15/2008 A               10,016
----------------------------------------------------------------------------------------------------------------------------------
          50,000   CO Hsg. & Finance Authority (Multifamily Hsg.)         5.900    10/01/2038   04/01/2008 A               50,369
----------------------------------------------------------------------------------------------------------------------------------
          10,000   CO Hsg. & Finance Authority (Multifamily)              5.700    10/01/2021   06/01/2008 A               10,010
----------------------------------------------------------------------------------------------------------------------------------


                   4 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
Colorado Continued
----------------------------------------------------------------------------------------------------------------------------------
$         25,000   CO Hsg. & Finance Authority (Single Family)            5.150%   11/01/2016   05/01/2010 A   $           25,183
----------------------------------------------------------------------------------------------------------------------------------
         780,000   CO Hsg. & Finance Authority (Single Family)            5.483 3  11/01/2029   05/01/2010 A              235,817
----------------------------------------------------------------------------------------------------------------------------------
         655,000   CO Hsg. & Finance Authority (Single Family)            5.900    08/01/2023   08/01/2008 B              692,034
----------------------------------------------------------------------------------------------------------------------------------
          15,000   CO Hsg. & Finance Authority (Single Family)            6.050    10/01/2016   02/01/2008 B               15,533
----------------------------------------------------------------------------------------------------------------------------------
         310,000   CO Hsg. & Finance Authority (Single Family)            6.450    04/01/2030   04/01/2009 A              314,610
----------------------------------------------------------------------------------------------------------------------------------
       1,640,000   CO Hsg. & Finance Authority (Single Family)            6.800    04/01/2030   12/01/2008 B            1,691,496
----------------------------------------------------------------------------------------------------------------------------------
          60,000   CO Hsg. & Finance Authority (Single Family)            7.250    10/01/2031   03/20/2009 B               64,545
----------------------------------------------------------------------------------------------------------------------------------
          30,000   CO Hsg. & Finance Authority (Single Family)            7.450    10/01/2016   12/08/2008 B               31,120
----------------------------------------------------------------------------------------------------------------------------------
           5,000   CO Hsg. & Finance Authority (Single Family)            7.450    11/01/2027   11/01/2012 A                5,088
----------------------------------------------------------------------------------------------------------------------------------
          95,000   CO Hsg. & Finance Authority (Single Family)            7.550    11/01/2027   05/01/2011 A               96,780
----------------------------------------------------------------------------------------------------------------------------------
           7,000   CO Hsg. & Finance Authority, Series A                  7.400    11/01/2027   12/01/2008 B                7,126
----------------------------------------------------------------------------------------------------------------------------------
          10,000   CO Hsg. & Finance Authority, Series A-4                6.250    10/01/2013   04/01/2008 A               10,120
----------------------------------------------------------------------------------------------------------------------------------
          55,000   CO Hsg. & Finance Authority, Series C-2                6.875    11/01/2028   03/01/2008 B               55,843
----------------------------------------------------------------------------------------------------------------------------------
         300,000   CO Hsg. & Finance Authority, Series D-2                6.350    11/01/2029   02/02/2009 B              315,537
----------------------------------------------------------------------------------------------------------------------------------
           5,000   CO Water Resources & Power Devel. Authority,
                   Series A                                               5.600    11/01/2017   05/01/2008 A                5,060
----------------------------------------------------------------------------------------------------------------------------------
          20,000   CO Water Resources & Power Devel. Authority,
                   Series A                                               5.750    11/01/2010   05/01/2008 A               20,042
----------------------------------------------------------------------------------------------------------------------------------
         150,000   Denver, CO City & County (Helen G. Bonfils
                   Foundation)                                            5.250    12/01/2012   06/01/2008 A              150,246
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Denver, CO City & County Airport, Series A 2           6.000    11/15/2014   11/15/2010 A            2,128,650
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Denver, CO City & County Airport, Series A 2           6.000    11/15/2015   11/15/2010 A            3,159,045
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Denver, CO City & County Airport, Series A 2           6.000    11/15/2016   11/15/2010 A            3,156,540
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Denver, CO City & County Airport, Series A 2           6.000    11/15/2018   11/15/2010 A            2,097,720
----------------------------------------------------------------------------------------------------------------------------------
         510,000   Denver, CO Urban Renewal Authority                     9.125    09/01/2017   03/01/2008 A              516,421
                                                                                                               -------------------
                                                                                                                       15,033,576
----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT--1.3%
          30,000   CT Airport (Bradley International Airport)             5.125    10/01/2026   04/01/2012 A               30,231
----------------------------------------------------------------------------------------------------------------------------------
          10,000   CT Airport (Bradley International Airport)             5.125    10/01/2031   04/01/2012 A               10,016
----------------------------------------------------------------------------------------------------------------------------------


                   5 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$        280,000   CT Devel. Authority (Bridgeport Hydraulic Company)     6.150%   04/01/2035   04/01/2008 A   $          286,076
----------------------------------------------------------------------------------------------------------------------------------
          40,000   CT Devel. Authority (Church Homes)                     5.700    04/01/2012   04/01/2009 A               40,950
----------------------------------------------------------------------------------------------------------------------------------
          25,000   CT Devel. Authority (Connecticut Water Company)        5.125    03/01/2028   03/01/2008 A               25,009
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   CT Devel. Authority (Mary Wade Home) 1                 6.375    12/01/2018   12/01/2009 A            1,061,710
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   CT Devel. Authority Airport Facility (Learjet) 1       7.950    04/01/2026   10/01/2014 A            2,229,940
----------------------------------------------------------------------------------------------------------------------------------
       2,275,000   CT Devel. Authority Pollution Control
                   (Connecticut Light & Power Company)                    5.850    09/01/2028   10/01/2008 A            2,328,030
----------------------------------------------------------------------------------------------------------------------------------
       6,460,000   CT Devel. Authority Pollution Control
                   (Connecticut Light & Power Company)                    5.950    09/01/2028   10/01/2008 A            6,586,164
----------------------------------------------------------------------------------------------------------------------------------
         125,000   CT H&EFA (Bridgeport Hospital)                         5.375    07/01/2019   01/01/2008 A              126,174
----------------------------------------------------------------------------------------------------------------------------------
         770,000   CT H&EFA (Bridgeport Hospital)                         5.375    07/01/2025   01/01/2008 A              776,175
----------------------------------------------------------------------------------------------------------------------------------
          55,000   CT H&EFA (Bridgeport Hospital)                         6.625    07/01/2018   01/01/2008 A               55,232
----------------------------------------------------------------------------------------------------------------------------------
         500,000   CT H&EFA (Bridgeport Hospital/Bridgeport
                   Hospital Foundation Obligated Group) 1                 6.500    07/01/2012   01/01/2008 A              512,475
----------------------------------------------------------------------------------------------------------------------------------
         160,000   CT H&EFA (DKH/CHHC/HNE Obligated Group)                5.375    07/01/2026   01/01/2008 A              161,283
----------------------------------------------------------------------------------------------------------------------------------
          50,000   CT H&EFA (Lawrence & Memorial Hospital)                5.000    07/01/2022   01/01/2008 A               50,047
----------------------------------------------------------------------------------------------------------------------------------
          45,000   CT H&EFA (Loomis Chaffee)                              5.500    07/01/2026   01/01/2008 A               45,288
----------------------------------------------------------------------------------------------------------------------------------
         320,000   CT H&EFA (New Britain General Hospital)                6.125    07/01/2014   01/01/2008 A              324,019
----------------------------------------------------------------------------------------------------------------------------------
       1,265,000   CT H&EFA (New Britain General Hospital), Series
                   B 1                                                    6.000    07/01/2024   01/01/2008 A            1,289,326
----------------------------------------------------------------------------------------------------------------------------------
          20,000   CT H&EFA (New Horizons)                                5.875    11/01/2012   05/01/2008 A               20,041
----------------------------------------------------------------------------------------------------------------------------------
          10,000   CT HFA                                                 5.125    05/15/2021   11/15/2009 A               10,113
----------------------------------------------------------------------------------------------------------------------------------
          30,000   CT HFA                                                 5.200    11/15/2020   11/15/2009 A               30,262
----------------------------------------------------------------------------------------------------------------------------------
          10,000   CT HFA                                                 5.375    11/15/2018   05/15/2009 A               10,176
----------------------------------------------------------------------------------------------------------------------------------
         180,000   CT HFA (Group Home Mtg.)                               5.625    06/15/2027   06/15/2009 A              182,084
----------------------------------------------------------------------------------------------------------------------------------
          40,000   CT HFA (Special Needs Mtg.)                            5.100    06/15/2032   06/15/2013 A               40,283
----------------------------------------------------------------------------------------------------------------------------------
         130,000   CT HFA, Series C                                       5.500    11/15/2035   05/15/2008 A              130,607
----------------------------------------------------------------------------------------------------------------------------------
       1,560,000   CT Resource Recovery Authority (Browning-Ferris
                   Industries) 1                                          6.450    11/15/2022   05/15/2008 A            1,560,374
----------------------------------------------------------------------------------------------------------------------------------
         100,000   CT Special Obligation Parking (Bradley
                   International Airport Parking Company)                 6.500    07/01/2018   07/01/2010 A              101,730
----------------------------------------------------------------------------------------------------------------------------------
       1,215,000   CT Special Obligation Parking (Bradley
                   International Airport Parking Company)                 6.600    07/01/2024   07/01/2010 A            1,231,840
----------------------------------------------------------------------------------------------------------------------------------
         195,000   Eastern CT Res Rec (Wheelabrator Lisbon)               5.500    01/01/2014   01/01/2009 A              195,027
----------------------------------------------------------------------------------------------------------------------------------


                   6 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
CONNECTICUT CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$        225,000   Eastern CT Res Rec (Wheelabrator Lisbon)               5.500%   01/01/2015   01/01/2009 A   $          225,023
----------------------------------------------------------------------------------------------------------------------------------
       4,640,000   Eastern CT Res Rec (Wheelabrator Lisbon)               5.500    01/01/2020   03/07/2018 C            4,585,898
----------------------------------------------------------------------------------------------------------------------------------
         600,000   Mashantucket, CT Western Pequot Tribe, Series B        5.600    09/01/2009   09/01/2009                609,024
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Sprague, CT Environmental Improvement
                   (International Paper Company)                          5.700    10/01/2021   10/01/2009 A            1,002,290
                                                                                                               -------------------
                                                                                                                       25,872,917
----------------------------------------------------------------------------------------------------------------------------------
DELAWARE--0.9%
          25,000   DE EDA (General Motors Corp.)                          5.600    04/01/2009   04/01/2009                 24,774
----------------------------------------------------------------------------------------------------------------------------------
         405,000   DE EDA (United Waterworks)                             6.200    06/01/2025   06/01/2008 A              409,718
----------------------------------------------------------------------------------------------------------------------------------
          45,000   DE Hsg. Authority (Multifamily Mtg.)                   6.950    07/01/2014   07/25/2010 C               47,555
----------------------------------------------------------------------------------------------------------------------------------
          20,000   DE Hsg. Authority (Multifamily Mtg.)                   7.375    01/01/2015   09/11/2011 C               19,601
----------------------------------------------------------------------------------------------------------------------------------
       9,940,000   DE Hsg. Authority (Single Family Mtg.) 2               6.200    07/01/2037   08/04/2011 B           10,680,083
----------------------------------------------------------------------------------------------------------------------------------
          30,000   DE Hsg. Authority (Single Family Mtg.)                 5.450    01/01/2032   01/01/2008 B               30,512
----------------------------------------------------------------------------------------------------------------------------------
          10,000   DE Hsg. Authority (Single Family Mtg.)                 5.500    07/01/2013   01/01/2008 A               10,182
----------------------------------------------------------------------------------------------------------------------------------
          20,000   DE Hsg. Authority (Single Family Mtg.)                 5.550    07/01/2009   07/01/2009                 20,370
----------------------------------------------------------------------------------------------------------------------------------
          10,000   DE Hsg. Authority (Single Family Mtg.)                 6.050    07/01/2028   07/01/2009 A               10,231
----------------------------------------------------------------------------------------------------------------------------------
          15,000   DE Hsg. Authority (Single Family Mtg.)                 6.200    07/01/2037   08/04/2011 B               16,117
----------------------------------------------------------------------------------------------------------------------------------
       4,755,000   DE Hsg. Authority (Single Family Mtg.)                 6.250    07/01/2037   08/24/2011 B            5,128,077
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Wilmington, DE GO                                      6.200    10/01/2016   04/01/2008 A               10,118
                                                                                                               -------------------
                                                                                                                       16,407,338
----------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA--2.4%
         200,000   District of Columbia (James F. Oyster Elementary
                   School)                                                6.450    11/01/2034   11/01/2010 A              201,424
----------------------------------------------------------------------------------------------------------------------------------
         155,000   District of Columbia HFA (Single Family), Series A     6.850    06/01/2031   06/28/2008 B              157,261
----------------------------------------------------------------------------------------------------------------------------------
          10,000   District of Columbia HFA (Single Family), Series B     5.850    12/01/2018   06/01/2008 A               10,208
----------------------------------------------------------------------------------------------------------------------------------
          25,000   District of Columbia HFA (Single Family), Series B     5.900    12/01/2028   06/01/2009 A               25,529
----------------------------------------------------------------------------------------------------------------------------------
       1,780,000   District of Columbia Tobacco Settlement
                   Financing Corp. 1                                      6.250    05/15/2024   11/15/2011 B            1,831,193
----------------------------------------------------------------------------------------------------------------------------------
      11,230,000   District of Columbia Tobacco Settlement
                   Financing Corp.                                        6.750    05/15/2040   05/15/2011 A           11,477,397
----------------------------------------------------------------------------------------------------------------------------------
     439,670,000   District of Columbia Tobacco Settlement
                   Financing Corp. (TASC) 7                               6.605 3  06/15/2046   06/13/2024 C           31,366,058
----------------------------------------------------------------------------------------------------------------------------------
         130,000   Metropolitan Washington, D.C. Airport Authority,
                   Series A                                               5.000    10/01/2027   10/01/2011 A              130,342
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Metropolitan Washington, D.C. Airport Authority,
                   Series A                                               5.250    10/01/2032   10/01/2012 A               20,165
----------------------------------------------------------------------------------------------------------------------------------


                   7 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
DISTRICT OF COLUMBIA CONTINUED
$         35,000   Metropolitan Washington, D.C. Airport Authority,
                   Series B                                               5.000%   10/01/2028   10/01/2010 A   $           35,131
                                                                                                               -------------------
                                                                                                                       45,254,708
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA--8.0%
       4,780,000   Arborwood, FL Community Devel. District (Centex
                   Homes)                                                 5.250    05/01/2016   05/01/2016              4,326,760
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Baker County, FL Hospital Authority                    5.300    12/01/2023   11/04/2019 C               14,071
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Bay County, FL Water System                            6.250    09/01/2014   03/01/2008 A               20,051
----------------------------------------------------------------------------------------------------------------------------------
         820,000   Bonnet Creek, FL Resort Community Devel.
                   District Special Assessment                            7.125    05/01/2012   01/10/2010 C              853,226
----------------------------------------------------------------------------------------------------------------------------------
       6,000,000   Brevard County, FL Health Facilities Authority
                   (Holmes Regional Medical Center)                       5.600    10/01/2010   04/01/2008 A            6,011,160
----------------------------------------------------------------------------------------------------------------------------------
         150,000   Brevard County, FL Health Facilities Authority
                   (Holmes Regional Medical Center)                       5.625    10/01/2014   04/01/2008 A              150,282
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Brevard County, FL Health Facilities Authority
                   (Wuesthoff Health Services)                            5.400    04/01/2013   04/01/2008 A               10,051
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Brevard County, FL Industrial Devel. (The Kroger
                   Company)                                               7.250    01/01/2009   01/01/2008 A               30,071
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Broward County, FL Airport Facilities (Learjet) 1      7.500    11/01/2020   11/01/2014 A            2,147,320
----------------------------------------------------------------------------------------------------------------------------------
         125,000   Broward County, FL Airport System                      5.000    10/01/2023   10/01/2008 A              125,788
----------------------------------------------------------------------------------------------------------------------------------
          80,000   Broward County, FL Airport System                      5.125    10/01/2017   10/01/2008 A               81,265
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Broward County, FL Airport System                      5.250    10/01/2026   10/01/2012 A               25,386
----------------------------------------------------------------------------------------------------------------------------------
         200,000   Broward County, FL Airport System                      5.250    10/01/2026   10/01/2012 A              203,088
----------------------------------------------------------------------------------------------------------------------------------
           5,000   Broward County, FL Airport System (Passenger
                   Facility)                                              5.250    10/01/2014   10/01/2008 A                5,116
----------------------------------------------------------------------------------------------------------------------------------
          75,000   Broward County, FL Airport System (Passenger
                   Facility)                                              5.250    10/01/2015   10/01/2008 A               76,351
----------------------------------------------------------------------------------------------------------------------------------
         445,000   Broward County, FL HFA                                 5.400    10/01/2038   10/04/2010 B              421,691
----------------------------------------------------------------------------------------------------------------------------------
          70,000   Broward County, FL HFA (Bridgewater Place
                   Apartments)                                            5.500    04/01/2041   10/01/2011 A               70,146
----------------------------------------------------------------------------------------------------------------------------------
         365,000   Broward County, FL HFA (Cross Keys Apartments)         5.800    10/01/2033   10/01/2010 A              366,292
----------------------------------------------------------------------------------------------------------------------------------
         180,000   Broward County, FL HFA (Pompano Oaks Apartments)       6.100    12/01/2038   06/01/2008 A              181,967
----------------------------------------------------------------------------------------------------------------------------------
          55,000   Broward County, FL HFA (Praxis of Deerfield
                   Beach III)                                             5.300    09/01/2023   09/01/2009 A               55,252
----------------------------------------------------------------------------------------------------------------------------------
          90,000   Broward County, FL HFA (Praxis of Deerfield
                   Beach)                                                 5.350    03/01/2031   09/01/2009 A               90,128
----------------------------------------------------------------------------------------------------------------------------------
          80,000   Broward County, FL HFA (Stirling Apartments)           5.650    10/01/2028   10/01/2010 A               80,984
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Broward County, FL HFA (Venice Homes Apartments)       5.650    01/01/2022   07/01/2011 A               50,431
----------------------------------------------------------------------------------------------------------------------------------
         235,000   Broward County, FL Port Facilities                     5.000    09/01/2027   09/01/2009 A              235,691
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Clay County, FL HFA (Single Family Mtg.)               5.300    10/01/2029   04/01/2010 A               20,055
----------------------------------------------------------------------------------------------------------------------------------


                   8 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$         30,000   Collier County, FL HFA (Saxon Manor Isle
                   Apartments)                                            5.450%   03/01/2030   03/01/2009 A   $           30,078
----------------------------------------------------------------------------------------------------------------------------------
         380,000   Collier County, FL HFA (Whistlers Green
                   Apartments)                                            5.400    12/01/2027   12/01/2011 A              380,578
----------------------------------------------------------------------------------------------------------------------------------
         245,000   Collier County, FL HFA (Whistlers Green
                   Apartments)                                            5.450    06/01/2039   08/10/2034 C              239,936
----------------------------------------------------------------------------------------------------------------------------------
         775,000   Collier County, FL IDA (Allete)                        6.500    10/01/2025   01/01/2008 A              775,302
----------------------------------------------------------------------------------------------------------------------------------
       1,900,000   Concorde Estates, FL Community Devel. District         5.000    05/01/2011   11/01/2008 C            1,866,465
----------------------------------------------------------------------------------------------------------------------------------
         200,000   Dade County, FL Aviation (Miami International
                   Airport)                                               5.000    10/01/2011   04/01/2008 A              203,144
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Dade County, FL Aviation (Miami International
                   Airport)                                               5.125    10/01/2013   04/01/2008 A               50,789
----------------------------------------------------------------------------------------------------------------------------------
         115,000   Dade County, FL Aviation (Miami International
                   Airport)                                               5.125    10/01/2017   04/01/2008 A              116,815
----------------------------------------------------------------------------------------------------------------------------------
         390,000   Dade County, FL Aviation (Miami International
                   Airport)                                               5.750    10/01/2018   04/01/2008 A              394,329
----------------------------------------------------------------------------------------------------------------------------------
       4,005,000   Dade County, FL Aviation (Miami International
                   Airport)                                               5.750    10/01/2026   10/01/2008 A            4,049,456
----------------------------------------------------------------------------------------------------------------------------------
       2,460,000   Dade County, FL Aviation, Series A                     5.750    10/01/2011   04/01/2008 A            2,487,306
----------------------------------------------------------------------------------------------------------------------------------
          70,000   Dade County, FL Aviation, Series A                     5.750    10/01/2012   04/01/2008 A               70,777
----------------------------------------------------------------------------------------------------------------------------------
       5,620,000   Dade County, FL Aviation, Series A                     5.750    10/01/2015   04/01/2008 A            5,682,382
----------------------------------------------------------------------------------------------------------------------------------
         145,000   Dade County, FL GO (Seaport)                           5.125    10/01/2021   04/01/2008 A              146,649
----------------------------------------------------------------------------------------------------------------------------------
         225,000   Dade County, FL GO (Seaport)                           5.450    10/01/2016   04/01/2008 A              227,671
----------------------------------------------------------------------------------------------------------------------------------
         120,000   Dade County, FL GO (Seaport)                           5.500    10/01/2026   04/01/2008 A              121,368
----------------------------------------------------------------------------------------------------------------------------------
       1,580,000   Dade County, FL GO (Seaport) 1                         5.750    10/01/2015   04/01/2008 A            1,583,350
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Dade County, FL HFA (Golden Lakes Apartments)          6.000    11/01/2032   11/01/2009 A               25,047
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Dade County, FL HFA (New Horizons Associates)          5.875    07/15/2024   01/15/2008 A               20,417
----------------------------------------------------------------------------------------------------------------------------------
          60,000   Dade County, FL HFA (Siesta Pointe Apartments)         5.700    09/01/2022   09/01/2008 A               60,275
----------------------------------------------------------------------------------------------------------------------------------
          75,000   Dade County, FL Res Rec                                5.500    10/01/2010   04/01/2008 A               75,866
----------------------------------------------------------------------------------------------------------------------------------
         365,000   Dade County, FL Res Rec                                5.500    10/01/2013   04/01/2008 A              369,183
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Dade County, FL Seaport                                5.125    10/01/2016   04/01/2008 A              101,159
----------------------------------------------------------------------------------------------------------------------------------
          55,000   Duval County, FL HFA (Single Family Mtg.)              5.300    04/01/2029   04/01/2010 A               55,222
----------------------------------------------------------------------------------------------------------------------------------
         900,000   East Homestead, FL Community Devel. District           5.000    05/01/2011   04/01/2008 C              857,844
----------------------------------------------------------------------------------------------------------------------------------
          35,000   Edgewater, FL Water & Sewer                            5.500    10/01/2013   04/01/2008 A               35,068
----------------------------------------------------------------------------------------------------------------------------------
         205,000   Edgewater, FL Water & Sewer                            5.500    10/01/2021   04/01/2008 A              205,355
----------------------------------------------------------------------------------------------------------------------------------
       7,140,000   Escambia County, FL Health Facilities Authority        5.950    07/01/2020   07/01/2020              7,457,944
----------------------------------------------------------------------------------------------------------------------------------
         115,000   Escambia County, FL Health Facilities Authority
                   (Baptist Manor)                                        5.125    10/01/2019   10/01/2010 A              115,342
----------------------------------------------------------------------------------------------------------------------------------
           5,000   Escambia County, FL School Board COP                   5.500    02/01/2016   02/01/2008 A                5,009
----------------------------------------------------------------------------------------------------------------------------------
       1,370,000   Fiddlers Creek, FL Community Devel. District           5.800    05/01/2021   05/01/2021              1,301,706
----------------------------------------------------------------------------------------------------------------------------------


                   9 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$      1,015,000   Fiddlers Creek, FL Community Devel. District           5.875%   05/01/2021   05/01/2009 A   $        1,017,091
----------------------------------------------------------------------------------------------------------------------------------
          75,000   FL Agriculture & Mechanical University (Student
                   Apartment Facility)                                    5.625    07/01/2021   01/01/2008 A               75,135
----------------------------------------------------------------------------------------------------------------------------------
         135,000   FL Agriculture & Mechanical University (Student
                   Apartment Facility)                                    5.625    07/01/2025   01/01/2008 A              135,208
----------------------------------------------------------------------------------------------------------------------------------
          25,000   FL Agriculture & Mechanical University (Student
                   Apartment Facility)                                    6.500    07/01/2023   01/01/2008 A               25,276
----------------------------------------------------------------------------------------------------------------------------------
         255,000   FL Capital Projects Finance Authority (Peerless
                   Group)                                                 7.500    08/01/2019   12/06/2014 C              254,977
----------------------------------------------------------------------------------------------------------------------------------
          20,000   FL Correctional Private Commission (350 Bed
                   Youthful) COP                                          5.000    08/01/2017   02/01/2008 A               20,030
----------------------------------------------------------------------------------------------------------------------------------
         100,000   FL Division of Bond Finance (Dept. of
                   Environmental Protection)                              5.375    07/01/2011   07/01/2008 A              100,182
----------------------------------------------------------------------------------------------------------------------------------
       3,155,000   FL Gateway Services Community Devel. District          5.500    05/01/2010   11/01/2008 C            3,154,337
----------------------------------------------------------------------------------------------------------------------------------
          25,000   FL GO                                                  5.000    07/01/2028   07/01/2010 A               25,355
----------------------------------------------------------------------------------------------------------------------------------
          20,000   FL GO (Jefferson County Road)                          5.900    05/01/2010   05/01/2008 A               20,045
----------------------------------------------------------------------------------------------------------------------------------
         150,000   FL HFA                                                 6.300    09/01/2036   09/01/2008 A              150,816
----------------------------------------------------------------------------------------------------------------------------------
          25,000   FL HFA                                                 6.350    07/01/2028   01/01/2009 A               25,306
----------------------------------------------------------------------------------------------------------------------------------
          20,000   FL HFA                                                 6.350    07/01/2028   01/01/2008 A               20,987
----------------------------------------------------------------------------------------------------------------------------------
          15,000   FL HFA (Brittany of Rosemont)                          6.050    07/01/2015   01/01/2008 A               15,017
----------------------------------------------------------------------------------------------------------------------------------
          35,000   FL HFA (Driftwood Terrace)                             7.650    12/20/2031   06/20/2008 A               36,267
----------------------------------------------------------------------------------------------------------------------------------
         130,000   FL HFA (Glen Oaks Apartments)                          5.800    08/01/2017   08/01/2009 A              132,305
----------------------------------------------------------------------------------------------------------------------------------
          20,000   FL HFA (Grand Court Apartments)                        5.300    08/15/2031   02/15/2012 A               20,032
----------------------------------------------------------------------------------------------------------------------------------
          20,000   FL HFA (Holly Cove Apartments)                         6.050    10/01/2015   04/01/2008 A               20,020
----------------------------------------------------------------------------------------------------------------------------------
         285,000   FL HFA (Holly Cove Apartments)                         6.250    10/01/2035   04/01/2008 A              285,165
----------------------------------------------------------------------------------------------------------------------------------
          30,000   FL HFA (Homeowner Mtg.)                                5.900    07/01/2029   07/01/2009 A               30,632
----------------------------------------------------------------------------------------------------------------------------------
          50,000   FL HFA (Hsg. Partners of Gainesville)                  5.600    07/01/2027   07/01/2008 A               50,200
----------------------------------------------------------------------------------------------------------------------------------
          60,000   FL HFA (Landings at Sea Forest)                        5.850    12/01/2018   12/01/2008 A               60,541
----------------------------------------------------------------------------------------------------------------------------------
          35,000   FL HFA (Landings at Sea Forest)                        6.050    12/01/2036   12/01/2008 A               35,188
----------------------------------------------------------------------------------------------------------------------------------
          25,000   FL HFA (Landings Boot Ranch)                           5.875    11/01/2015   05/01/2008 A               25,108
----------------------------------------------------------------------------------------------------------------------------------
         205,000   FL HFA (Landings Boot Ranch)                           6.100    11/01/2035   05/01/2008 A              208,561
----------------------------------------------------------------------------------------------------------------------------------
          65,000   FL HFA (Mar Lago Village Associates)                   6.000    06/01/2039   12/01/2009 A               65,597
----------------------------------------------------------------------------------------------------------------------------------
         190,000   FL HFA (Reserve at Kanpaha)                            5.500    07/01/2020   01/01/2008 A              194,514
----------------------------------------------------------------------------------------------------------------------------------
          60,000   FL HFA (Reserve at North Shore)                        5.500    11/01/2020   05/01/2009 A               60,522
----------------------------------------------------------------------------------------------------------------------------------
          25,000   FL HFA (Reserve at North Shore)                        5.600    11/01/2027   05/01/2009 A               25,087
----------------------------------------------------------------------------------------------------------------------------------
          10,000   FL HFA (Riverfront Apartments)                         6.100    04/01/2017   04/01/2008 A               10,154
----------------------------------------------------------------------------------------------------------------------------------
          80,000   FL HFA (Riverfront Apartments)                         6.200    04/01/2027   04/01/2008 A               81,011
----------------------------------------------------------------------------------------------------------------------------------
          70,000   FL HFA (Sarah's Place Apartments)                      5.250    05/01/2022   05/01/2010 A               70,491
----------------------------------------------------------------------------------------------------------------------------------
          15,000   FL HFA (Sarah's Place Apartments)                      5.400    11/01/2032   05/01/2010 A               15,040
----------------------------------------------------------------------------------------------------------------------------------
           5,000   FL HFA (Stoddert Arms Apartments)                      5.900    09/01/2010   09/01/2008 A                5,056
----------------------------------------------------------------------------------------------------------------------------------
          75,000   FL HFA (Stoddert Arms Apartments)                      6.300    09/01/2036   09/01/2008 A               75,487
----------------------------------------------------------------------------------------------------------------------------------


                  10 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$         65,000   FL HFA (Villas of Capri)                               6.100%   04/01/2017   04/01/2008 A   $           65,605
----------------------------------------------------------------------------------------------------------------------------------
          40,000   FL HFA (Wentworth Apartments)                          5.250    08/01/2029   02/01/2011 A               40,094
----------------------------------------------------------------------------------------------------------------------------------
          70,000   FL HFA (Wentworth Apartments)                          5.300    05/01/2039   05/31/2037 C               68,994
----------------------------------------------------------------------------------------------------------------------------------
          50,000   FL HFA (Wentworth Apartments)                          5.375    11/01/2029   05/01/2011 A               50,298
----------------------------------------------------------------------------------------------------------------------------------
          30,000   FL HFA (Wentworth Apartments)                          5.400    04/01/2032   10/01/2009 A               30,063
----------------------------------------------------------------------------------------------------------------------------------
          20,000   FL HFA (Wentworth Apartments)                          5.400    11/01/2034   05/01/2011 A               20,059
----------------------------------------------------------------------------------------------------------------------------------
          50,000   FL HFA (Westlake Apartments)                           5.300    09/01/2031   03/01/2012 A               50,080
----------------------------------------------------------------------------------------------------------------------------------
          75,000   FL HFA (Willow Lake Apartments)                        5.400    01/01/2032   01/01/2008 A               75,190
----------------------------------------------------------------------------------------------------------------------------------
          25,000   FL HFA (Windchase Apartments)                          5.750    12/01/2017   06/01/2009 A               25,333
----------------------------------------------------------------------------------------------------------------------------------
          15,000   FL HFA (Windchase Apartments)                          6.000    06/01/2039   06/01/2009 A               15,103
----------------------------------------------------------------------------------------------------------------------------------
          95,000   FL HFA (Windchase Apartments)                          6.000    06/01/2039   06/01/2009 A               95,678
----------------------------------------------------------------------------------------------------------------------------------
          75,000   FL HFA (Windchase Apartments), Series C                5.900    12/01/2027   06/01/2009 A               75,608
----------------------------------------------------------------------------------------------------------------------------------
         195,000   FL HFA (Worthington Apartments)                        6.050    12/01/2025   06/01/2008 A              195,115
----------------------------------------------------------------------------------------------------------------------------------
          65,000   FL HFA (Worthington Apartments) 7                      6.200    12/01/2035   06/01/2008 A               65,044
----------------------------------------------------------------------------------------------------------------------------------
         175,000   FL HFA (Worthwhile Devel. Ltd./Riverfront
                   Apartments)                                            6.250    04/01/2037   04/01/2008 A              176,999
----------------------------------------------------------------------------------------------------------------------------------
          40,000   FL HFA, Series 3                                       6.200    07/01/2016   01/01/2009 A               40,438
----------------------------------------------------------------------------------------------------------------------------------
          25,000   FL HFA, Series 3                                       6.300    07/01/2024   01/01/2008 A               26,631
----------------------------------------------------------------------------------------------------------------------------------
          25,000   FL HFA, Series A                                       6.400    06/01/2024   06/01/2008 A               25,640
----------------------------------------------------------------------------------------------------------------------------------
         975,000   FL HFC                                                 5.484 3  07/01/2030   01/01/2011 A              286,250
----------------------------------------------------------------------------------------------------------------------------------
          20,000   FL HFC                                                 5.900    07/01/2021   07/01/2009 A               20,210
----------------------------------------------------------------------------------------------------------------------------------
          10,000   FL HFC                                                 5.950    01/01/2032   01/01/2010 A               10,136
----------------------------------------------------------------------------------------------------------------------------------
          15,000   FL HFC (Andrews Place Apartments)                      5.000    11/01/2033   09/17/2031 C               14,503
----------------------------------------------------------------------------------------------------------------------------------
         180,000   FL HFC (Ashton Lake Apartments)                        5.700    07/01/2033   01/01/2011 A              182,236
----------------------------------------------------------------------------------------------------------------------------------
          70,000   FL HFC (Ashton Lake Apartments)                        5.875    01/01/2041   01/01/2011 A               71,035
----------------------------------------------------------------------------------------------------------------------------------
         430,000   FL HFC (Bernwood Trace Associates)                     5.832 3  12/01/2029   12/01/2011 A              117,945
----------------------------------------------------------------------------------------------------------------------------------
          50,000   FL HFC (Deer Meadows Apartments)                       5.800    11/01/2019   11/01/2011 A               51,554
----------------------------------------------------------------------------------------------------------------------------------
          20,000   FL HFC (Grande Court Apartments)                       5.375    02/15/2035   02/15/2012 A               20,052
----------------------------------------------------------------------------------------------------------------------------------
          50,000   FL HFC (Grande Court Boggy Creek)                      5.000    09/01/2021   09/01/2012 A               50,296
----------------------------------------------------------------------------------------------------------------------------------
          15,000   FL HFC (Hampton Court Apartments)                      5.600    03/01/2032   03/01/2009 A               15,086
----------------------------------------------------------------------------------------------------------------------------------
         100,000   FL HFC (Holly Cove Apartments)                         6.150    10/01/2025   10/01/2008 A              100,067
----------------------------------------------------------------------------------------------------------------------------------
          70,000   FL HFC (Homeowner Mtg.)                                5.350    01/01/2021   01/01/2008 B               70,418
----------------------------------------------------------------------------------------------------------------------------------
          30,000   FL HFC (Homeowner Mtg.)                                5.500    07/01/2012   07/01/2009 A               30,521
----------------------------------------------------------------------------------------------------------------------------------
         195,000   FL HFC (Homeowner Mtg.)                                5.580 3  01/01/2029   06/01/2009 A               61,326
----------------------------------------------------------------------------------------------------------------------------------
          30,000   FL HFC (Homeowner Mtg.)                                5.750    07/01/2017   07/01/2009 A               30,295
----------------------------------------------------------------------------------------------------------------------------------
       9,730,000   FL HFC (Homeowner Mtg.)                                5.750    01/01/2037   01/01/2016 A           10,469,869
----------------------------------------------------------------------------------------------------------------------------------
         120,000   FL HFC (Logan Heights Apartments)                      5.850    10/01/2033   10/01/2011 A              121,820
----------------------------------------------------------------------------------------------------------------------------------
         120,000   FL HFC (Logan Heights Apartments)                      6.000    10/01/2039   10/01/2009 A              126,534
----------------------------------------------------------------------------------------------------------------------------------
          25,000   FL HFC (Marina Bay Apartments)                         5.750    08/01/2033   02/01/2011 A               25,248
----------------------------------------------------------------------------------------------------------------------------------
          60,000   FL HFC (Noah's Landing Apartments)                     5.250    12/01/2034   12/01/2011 A               59,698
----------------------------------------------------------------------------------------------------------------------------------


                  11 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
FORIDA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$        125,000   FL HFC (Peacock Run Apartments)                        5.400%   08/01/2042   08/01/2012 A   $          124,703
----------------------------------------------------------------------------------------------------------------------------------
         350,000   FL HFC (Raceway Pointe Apartments)                     5.950    09/01/2032   09/01/2009 A              356,587
----------------------------------------------------------------------------------------------------------------------------------
          50,000   FL HFC (Raceway Pointe Partners)                       5.750    09/01/2027   09/01/2011 A               51,012
----------------------------------------------------------------------------------------------------------------------------------
       5,775,000   FL HFC (Raintree Apartments)                           6.050    03/01/2042   09/01/2010 A            6,024,653
----------------------------------------------------------------------------------------------------------------------------------
          20,000   FL HFC (Riley Chase Apartments)                        5.600    10/01/2016   10/01/2009 A               20,691
----------------------------------------------------------------------------------------------------------------------------------
         155,000   FL HFC (Riley Chase Apartments)                        6.000    10/01/2039   10/01/2009 A              158,553
----------------------------------------------------------------------------------------------------------------------------------
          15,000   FL HFC (River Trace Senior Apartments)                 5.700    07/01/2035   01/01/2011 A               15,112
----------------------------------------------------------------------------------------------------------------------------------
          20,000   FL HFC (Seminole Ridge Apartments)                     6.000    10/01/2029   10/01/2009 A               20,561
----------------------------------------------------------------------------------------------------------------------------------
         100,000   FL HFC (Spring Harbor Apartments)                      5.900    08/01/2039   08/01/2011 A              101,199
----------------------------------------------------------------------------------------------------------------------------------
          20,000   FL HFC (Waterbridge Apartments)                        5.125    08/01/2027   05/04/2027 C               19,957
----------------------------------------------------------------------------------------------------------------------------------
          45,000   FL HFC (Waverly Apartments)                            6.200    07/01/2035   07/01/2010 A               46,685
----------------------------------------------------------------------------------------------------------------------------------
         295,000   FL HFC (Westwood Apartments)                           5.450    02/01/2041   02/01/2011 A              295,398
----------------------------------------------------------------------------------------------------------------------------------
          35,000   FL HFC (Winterlakes Sanctuary), Series H-1             6.000    09/01/2032   09/01/2011 A               35,716
----------------------------------------------------------------------------------------------------------------------------------
         180,000   FL HFC (Woodridge Apartments)                          5.850    10/01/2033   10/01/2011 A              182,608
----------------------------------------------------------------------------------------------------------------------------------
          15,000   FL HFC (Woodridge Apartments)                          6.000    10/01/2039   10/01/2009 A               15,344
----------------------------------------------------------------------------------------------------------------------------------
          95,000   FL Ports Financing Commission                          5.125    06/01/2011   06/01/2009 A               97,009
----------------------------------------------------------------------------------------------------------------------------------
         375,000   FL Ports Financing Commission                          5.500    10/01/2023   10/01/2009 A              385,388
----------------------------------------------------------------------------------------------------------------------------------
          45,000   FL State Board of Education GO                         5.750    06/01/2022   06/01/2010 A               47,621
----------------------------------------------------------------------------------------------------------------------------------
          25,000   FL State Division of Bond Finance (Dept. of
                   Environmental Protection)                              5.375    07/01/2010   01/01/2008 A               25,046
----------------------------------------------------------------------------------------------------------------------------------
         710,000   Greater Orlando, FL Aviation Authority                 5.125    10/01/2028   10/01/2010 A              712,201
----------------------------------------------------------------------------------------------------------------------------------
          60,000   Greater Orlando, FL Aviation Authority                 5.250    10/01/2032   10/01/2012 A               60,647
----------------------------------------------------------------------------------------------------------------------------------
         105,000   Halifax, FL Hospital Medical Center                    5.200    04/01/2018   11/24/2015 C              101,391
----------------------------------------------------------------------------------------------------------------------------------
           5,000   Highlands County, FL Health Facilities Authority
                   (AHS-GA/AHS-Sunbelt/CV/OCC/Fletcher/FH-Waterman
                   Obligated Group)                                       5.250    11/15/2020   11/15/2008 A                5,146
----------------------------------------------------------------------------------------------------------------------------------
       1,370,000   Highlands, FL Community Devel. District                5.000    05/01/2011   05/01/2008 C            1,300,336
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Hillsborough County, FL IDA (National Gypsum
                   Company)                                               7.125    04/01/2030   10/01/2010 A            2,053,900
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Hillsborough County, FL IDA (University
                   Community Hospital) 1                                  5.625    08/15/2023   08/15/2010 A            1,009,130
----------------------------------------------------------------------------------------------------------------------------------
         150,000   Hillsborough County, FL Port District (Tampa
                   Port Authority)                                        5.000    06/01/2023   06/01/2009 A              150,726
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Hillsborough County, FL School Board COP (Master
                   Lease Program)                                         5.250    07/01/2022   07/01/2008 A               20,354
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Indian River County, FL Hospital District
                   (IRMH/IRHS/HSIR Obligated Group)                       5.700    10/01/2015   04/01/2008 A               30,356
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Jacksonville, FL EDC (Met Packaging Solutions)         5.500    10/01/2030   05/28/2028 C              945,980
----------------------------------------------------------------------------------------------------------------------------------


                  12 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$      5,555,000   Jacksonville, FL EDC (Met Packaging Solutions) 1       5.875%   06/01/2025   06/01/2016 A   $        5,618,938
----------------------------------------------------------------------------------------------------------------------------------
       2,910,000   Jacksonville, FL EDC (Met Packaging Solutions)         5.875    06/01/2031   06/01/2016 A            2,911,746
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Jacksonville, FL Excise Taxes                          5.000    10/01/2016   04/01/2008 A               10,015
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Jacksonville, FL Hsg. (Windermere Manor)               5.875    03/20/2028   03/20/2008 A               10,118
----------------------------------------------------------------------------------------------------------------------------------
          70,000   Jacksonville, FL Port Authority                        5.625    11/01/2026   11/01/2010 A               72,454
----------------------------------------------------------------------------------------------------------------------------------
           5,000   Jacksonville, FL Sales Tax (River City Renaissance)    5.125    10/01/2018   04/01/2008 A                5,007
----------------------------------------------------------------------------------------------------------------------------------
         990,000   Jacksonville, FL Water and Sewage (United
                   Waterworks) 1                                          6.350    08/01/2025   02/01/2008 A              991,841
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Lakeland, FL Hospital System (Lakeland Regional
                   Medical Center)                                        5.250    11/15/2016   05/15/2008 A               50,526
----------------------------------------------------------------------------------------------------------------------------------
          40,000   Lakeland, FL Hospital System (Lakeland Regional
                   Medical Center)                                        5.250    11/15/2025   05/15/2008 A               40,445
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Lakeland, FL Light & Water                             5.750    10/01/2019   04/01/2008 A               27,635
----------------------------------------------------------------------------------------------------------------------------------
          65,000   Lee County, FL Airport                                 6.000    10/01/2029   10/01/2010 A               68,697
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Lee County, FL COP (Master Lease)                      5.125    10/01/2012   04/01/2008 A               30,049
----------------------------------------------------------------------------------------------------------------------------------
         390,000   Lee County, FL HFA (Single Family Mtg.)                6.450    03/01/2031   03/01/2017 B              400,811
----------------------------------------------------------------------------------------------------------------------------------
         570,000   Lee County, FL HFA (Single Family Mtg.)                7.100    03/01/2034   09/01/2008 B              588,508
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Lee County, FL Passenger Facility Charge               5.000    10/01/2011   04/01/2008 A               15,018
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Lee County, FL Passenger Facility Charge               5.000    10/01/2013   04/01/2008 A               50,062
----------------------------------------------------------------------------------------------------------------------------------
         450,000   Lee County, FL Passenger Facility Charge               5.000    10/01/2018   04/01/2008 A              450,194
----------------------------------------------------------------------------------------------------------------------------------
      24,000,000   Leesburg, FL Hospital (LRMC/LRMCHHS/TVTCMC
                   Obligated Group) 5                                     6.000 8  07/01/2036   11/15/2008 D           24,000,000
----------------------------------------------------------------------------------------------------------------------------------
          90,000   Macclenny, FL Capital Improvement                      5.500    01/01/2026   01/01/2008 A               90,131
----------------------------------------------------------------------------------------------------------------------------------
       1,815,000   Manatee County, FL HFA (Single Family Mtg.)            5.400    03/01/2035   08/15/2008 B            1,881,774
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Manatee County, FL HFA (Single Family Mtg.)            5.500    03/01/2035   09/01/2013 A               25,802
----------------------------------------------------------------------------------------------------------------------------------
           5,000   Manatee County, FL HFA, Series A                       9.125    06/01/2016   06/01/2008 A                5,018
----------------------------------------------------------------------------------------------------------------------------------
          35,000   Manatee County, FL Port Authority                      5.250    10/01/2009   04/01/2008 A               35,048
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Manatee County, FL Port Authority                      5.400    10/01/2013   04/01/2008 A               25,035
----------------------------------------------------------------------------------------------------------------------------------
          35,000   Martin County, FL Health Facilities Authority
                   (Martin Memorial Medical Center)                       5.250    11/15/2020   05/15/2008 A               35,746
----------------------------------------------------------------------------------------------------------------------------------
      10,125,000   Martin County, FL IDA (Indiantown Cogeneration)        7.875    12/15/2025   06/15/2008 A           10,180,586
----------------------------------------------------------------------------------------------------------------------------------
          65,000   Miami, FL Community Redevel. (Southeast Overtown/
                   Park West)                                             8.500    10/01/2015   04/01/2008 A               65,205
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Miami-Dade County, FL Aviation                         5.000    10/01/2023   01/01/2010 A               30,235
----------------------------------------------------------------------------------------------------------------------------------
         640,000   Miami-Dade County, FL Aviation                         5.000    10/01/2024   10/01/2010 A              642,394
----------------------------------------------------------------------------------------------------------------------------------


                  13 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$         25,000   Miami-Dade County, FL Aviation                         5.250%   10/01/2015   10/01/2008 A   $           25,582
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Miami-Dade County, FL Aviation                         5.250    10/01/2017   10/01/2008 A               50,886
----------------------------------------------------------------------------------------------------------------------------------
         200,000   Miami-Dade County, FL Aviation                         5.375    10/01/2032   10/01/2012 A              202,758
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Miami-Dade County, FL Aviation (Miami International
                   Airport)                                               5.250    10/01/2022   10/01/2012 A               15,314
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Miami-Dade County, FL HFA (Country Club Villas
                   Apartments)                                            6.000    10/01/2015   04/01/2011 A               15,502
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Miami-Dade County, FL HFA (Country Club Villas
                   Apartments)                                            6.100    10/01/2029   04/01/2011 A               20,425
----------------------------------------------------------------------------------------------------------------------------------
       1,440,000   Miami-Dade County, FL HFA (Homeownership Mtg.)         5.450    10/01/2038   11/08/2013 B            1,366,949
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Miami-Dade County, FL HFA (Sunset Bay Apartments)      6.050    01/01/2041   01/01/2013 A              103,102
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Miami-Dade County, FL Special Obligation, Series B     5.426 3  10/01/2031   04/01/2016 A                5,547
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Mount Dora, FL Water & Sewer                           5.000    10/01/2023   10/01/2008 A               20,387
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Naples, FL Hospital Revenue (Naples Community
                   Hospital)                                              5.375    10/01/2011   10/01/2008 A               25,042
----------------------------------------------------------------------------------------------------------------------------------
          90,000   Naples, FL Hospital Revenue (Naples Community
                   Hospital)                                              5.500    10/01/2026   04/01/2008 A               91,019
----------------------------------------------------------------------------------------------------------------------------------
          30,000   North Palm Beach Heights, FL Water Control
                   District, Series A                                     6.500    10/01/2012   04/01/2008 A               30,082
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Oakland Park, FL Utilities System                      5.250    09/01/2014   03/01/2008 A               25,043
----------------------------------------------------------------------------------------------------------------------------------
         345,000   Oakland, FL Charter School                             6.950    12/01/2015   05/01/2011 C              362,643
----------------------------------------------------------------------------------------------------------------------------------
           5,000   Oceanside, FL HDC (FHA Insured Mtg-Section 8)          6.800    02/01/2011   02/01/2008 A                5,010
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Ocoee, FL Water & Sewer System                         5.375    10/01/2016   04/01/2008 A               20,236
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Okaloosa County, FL Airport                            5.500    10/01/2023   09/08/2019 C               24,293
----------------------------------------------------------------------------------------------------------------------------------
       2,015,000   Okaloosa County, FL Airport                            6.000    10/01/2030   12/16/2027 C            2,013,529
----------------------------------------------------------------------------------------------------------------------------------
          60,000   Orange County, FL HFA                                  5.150    03/01/2022   09/01/2009 A               61,123
----------------------------------------------------------------------------------------------------------------------------------
       1,800,000   Orange County, FL HFA                                  5.650    09/01/2034   12/01/2008 B            1,832,202
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Orange County, FL HFA                                  5.700    09/01/2026   09/01/2010 A               15,150
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Orange County, FL HFA                                  5.750    03/01/2030   09/02/2010 A               20,640
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Orange County, FL HFA                                  5.800    09/01/2017   09/01/2009 A               20,201
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Orange County, FL HFA (Homeowner)                      5.000    09/01/2017   03/28/2008 B               30,507
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Orange County, FL HFA (Homeowner)                      5.450    09/01/2022   03/01/2012 A               25,200
----------------------------------------------------------------------------------------------------------------------------------
          40,000   Orange County, FL HFA (Loma Vista)                     5.400    09/01/2019   03/01/2011 A               40,779
----------------------------------------------------------------------------------------------------------------------------------
         120,000   Orange County, FL HFA (Loma Vista)                     5.500    03/01/2032   03/01/2009 A              120,421
----------------------------------------------------------------------------------------------------------------------------------
         620,000   Orange County, FL HFA (Seminole Pointe)                5.650    12/01/2017   06/01/2009 A              630,478
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Orange County, FL HFA (Single Family Mtg.)             5.875    03/01/2028   09/01/2009 A               30,323
----------------------------------------------------------------------------------------------------------------------------------
          60,000   Orange County, FL HFA (Single Family Mtg.)             5.950    03/01/2028   03/01/2009 A               60,535
----------------------------------------------------------------------------------------------------------------------------------
         185,000   Orange County, FL HFA (Single Family Mtg.)             6.200    10/01/2016   04/01/2008 A              185,579
----------------------------------------------------------------------------------------------------------------------------------


                  14 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$          5,000   Orange County, FL HFA (Single Family Mtg.)             6.600%   04/01/2028   04/01/2008 A   $            5,038
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Orlando, FL Capital Improvement                        5.000    10/01/2013   04/01/2008 A               50,074
----------------------------------------------------------------------------------------------------------------------------------
          35,000   Osceola County, FL HFA (Tierra Vista Apartments)       5.800    12/01/2029   06/01/2008 A               35,015
----------------------------------------------------------------------------------------------------------------------------------
          45,000   Pace, FL Property Finance Authority                    5.375    09/01/2020   03/01/2008 A               45,972
----------------------------------------------------------------------------------------------------------------------------------
         120,000   Palm Beach County, FL Health Facilities Authority
                   (ACTS Retirement/Life Communities)                     5.125    11/15/2029   10/17/2029 C              110,513
----------------------------------------------------------------------------------------------------------------------------------
          60,000   Palm Beach County, FL Health Facilities Authority
                   (Jupiter Medical Center)                               5.250    08/01/2013   02/01/2008 A               60,094
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Palm Beach County, FL Health Facilities Authority
                   (Jupiter Medical Center)                               5.250    08/01/2018   02/01/2008 A              100,136
----------------------------------------------------------------------------------------------------------------------------------
         185,000   Palm Beach County, FL Health Facilities Authority
                   (Jupiter Medical Center)                               5.250    08/01/2023   02/01/2008 A              185,220
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Palm Beach County, FL Health Facilities Authority
                   (Life Care Retirement Communities)                     5.500    10/01/2011   04/01/2008 A               25,344
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Palm Beach County, FL HFA (Chelsea Commons
                   Apartments)                                            5.600    12/01/2012   06/01/2008 A               50,050
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Palm Beach County, FL HFA (Chelsea Commons
                   Apartments)                                            5.800    12/01/2017   06/01/2008 A               25,230
----------------------------------------------------------------------------------------------------------------------------------
         350,000   Palm Beach County, FL HFA (Chelsea Commons
                   Apartments)                                            5.850    12/01/2022   06/01/2008 A              350,165
----------------------------------------------------------------------------------------------------------------------------------
          55,000   Palm Beach County, FL HFA (Golden Lake Hsg. Assoc.)    6.100    08/01/2029   02/01/2008 A               55,037
----------------------------------------------------------------------------------------------------------------------------------
         130,000   Palm Beach County, FL HFA (Pinnacle Palms
                   Apartments)                                            5.650    07/01/2031   06/01/2011 A              131,846
----------------------------------------------------------------------------------------------------------------------------------
         850,000   Palm Beach County, FL HFA (Windsor Park Apartments)    5.850    12/01/2033   06/01/2010 A              843,787
----------------------------------------------------------------------------------------------------------------------------------
          35,000   Palm Beach County, FL Industrial Devel. (Regents
                   Park Boca Raton)                                       5.700    02/01/2024   02/01/2008 A               35,056
----------------------------------------------------------------------------------------------------------------------------------
       1,200,000   Palm Glades, FL Community Devel. District              4.850    05/01/2011   05/01/2008 C            1,134,432
----------------------------------------------------------------------------------------------------------------------------------
          40,000   Panama City-Bay County, FL Airport & Industrial
                   District                                               5.375    10/01/2013   04/01/2008 A               40,029
----------------------------------------------------------------------------------------------------------------------------------
         545,000   Pasco County, FL HFA (Pasco Woods)                     5.800    08/01/2029   02/01/2009 A              554,723
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Pasco County, FL Solid Waste Disposal & Res Rec        5.375    04/01/2012   04/01/2008 A               25,103
----------------------------------------------------------------------------------------------------------------------------------
         145,000   Pasco County, FL Solid Waste Disposal & Res Rec        6.000    04/01/2011   04/01/2008 A              145,338
----------------------------------------------------------------------------------------------------------------------------------
         490,000   Pasco County, FL Solid Waste Disposal & Res Rec        6.000    04/01/2011   04/01/2008 A              491,142
----------------------------------------------------------------------------------------------------------------------------------
         475,000   Pinellas County, FL HFA                                5.500    03/01/2036   03/18/2008 B              495,919
----------------------------------------------------------------------------------------------------------------------------------
       4,045,000   Pinellas County, FL HFA (Oaks of Clearwater)           6.375    06/01/2019   11/09/2013 B            4,272,612
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Pinellas County, FL HFA (Single Family Hsg.)           5.200    09/01/2021   03/01/2010 A               10,063
----------------------------------------------------------------------------------------------------------------------------------


                  15 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
FLORIDA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$         35,000   Pinellas County, FL HFA (Single Family Hsg.)           5.300%   09/01/2030   09/15/2008 B   $           35,236
----------------------------------------------------------------------------------------------------------------------------------
         290,000   Pinellas County, FL HFA (Single Family Hsg.)           5.450    09/01/2034   03/01/2008 B              299,196
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Pinellas County, FL HFA (Single Family Hsg.)           5.550    03/01/2032   09/01/2010 A               30,283
----------------------------------------------------------------------------------------------------------------------------------
          75,000   Pinellas County, FL HFA (Single Family Hsg.)           5.600    09/01/2025   03/01/2008 B               77,168
----------------------------------------------------------------------------------------------------------------------------------
           5,000   Pinellas County, FL HFA (Single Family Hsg.)           6.000    09/01/2018   09/01/2009 A                5,049
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Pinellas County, FL HFA (Single Family Mtg.)           5.450    09/01/2029   09/01/2009 A               20,081
----------------------------------------------------------------------------------------------------------------------------------
       4,250,000   Pinellas County, FL HFA (Single Family Mtg.)           5.500    09/01/2047   10/23/2012 B            4,541,975
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Pinellas County, FL HFA (Single Family Mtg.)           5.800    03/01/2029   09/01/2009 A               10,070
----------------------------------------------------------------------------------------------------------------------------------
          35,000   Pinellas County, FL HFA, Series B                      6.200    09/01/2034   09/01/2012 A               35,778
----------------------------------------------------------------------------------------------------------------------------------
          80,000   Port Everglades, FL Authority,
                   Series A                                               5.000    09/01/2016   03/01/2008 A               80,211
----------------------------------------------------------------------------------------------------------------------------------
          80,000   Port Palm Beach, FL District                           5.500    09/01/2024   09/01/2009 A               82,274
----------------------------------------------------------------------------------------------------------------------------------
          40,000   Port St. Lucie, FL Special Assessment                  5.400    10/01/2016   10/01/2008 A               40,074
----------------------------------------------------------------------------------------------------------------------------------
         285,000   Santa Rosa Bay, FL Bridge Authority                    6.250    07/01/2028   01/01/2008 A              268,251
----------------------------------------------------------------------------------------------------------------------------------
         250,000   Seminole County, FL GO                                 5.125    04/01/2012   04/01/2008 A              250,405
----------------------------------------------------------------------------------------------------------------------------------
          50,000   St. Petersburg Beach, FL GO                            5.250    10/01/2013   04/01/2008 A               50,086
----------------------------------------------------------------------------------------------------------------------------------
          35,000   Tallahassee, FL Health Facilities (Tallahassee
                   Memorial Medical Center)                               6.000    12/01/2015   06/01/2008 A               35,075
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Tampa, FL Solid Waste (McKay Bay Refuse-to-Energy)     5.250    10/01/2014   10/01/2010 A               10,393
----------------------------------------------------------------------------------------------------------------------------------
         105,000   Tampa, FL Solid Waste (McKay Bay Refuse-to-Energy)     5.250    10/01/2016   10/01/2010 A              109,130
----------------------------------------------------------------------------------------------------------------------------------
       1,415,000   Village, FL Community Devel. District                  7.625    05/01/2017   05/01/2008 A            1,425,061
----------------------------------------------------------------------------------------------------------------------------------
          60,000   Volusia County, FL Educational Facility Authority
                   (Stetson University)                                   5.500    06/01/2022   06/01/2008 A               60,464
----------------------------------------------------------------------------------------------------------------------------------
         280,000   Volusia County, FL Health Facilities Authority
                   (John Knox Village of Florida)                         6.000    06/01/2017   06/01/2008 A              282,657
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Volusia County, FL HFA (Spring Arbor Apartments)       5.200    08/01/2023   02/01/2010 A               10,138
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Waterford Estates, FL Community Devel. District
                   Special Assessment                                     5.125    05/01/2013   05/15/2009 C              898,070
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Watergrass, FL Community Devel. District Special       4.875    11/01/2010   11/01/2010                954,630
                   Assessment
                                                                                                               -------------------
                                                                                                                      153,547,494
----------------------------------------------------------------------------------------------------------------------------------
Georgia-1.6%
          95,000   Acworth, GA Hsg. Authority (Wingate Falls
                   Apartments) 5                                          6.125    03/01/2017   03/01/2008 A               97,177
----------------------------------------------------------------------------------------------------------------------------------


                  16 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
GEORGIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$        700,000   Albany-Dougherty, GA Payroll Devel. Authority
                   (Proctor & Gamble Company) 1                           5.300%   05/15/2026   05/15/2008 A   $          706,706
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Atlanta, GA Airport                                    5.625    01/01/2025   01/01/2010 A               20,649
----------------------------------------------------------------------------------------------------------------------------------
         295,000   Atlanta, GA Airport                                    5.625    01/01/2030   01/01/2010 A              304,579
----------------------------------------------------------------------------------------------------------------------------------
       2,045,000   Atlanta, GA Devel. Authority Student Hsg. (ADA/CAU
                   Partners) 1                                            6.000    07/01/2036   02/25/2032 C            1,960,337
----------------------------------------------------------------------------------------------------------------------------------
         140,000   Atlanta, GA Devel. Authority Student Hsg. (ADA/CAU
                   Partners)                                              6.250    07/01/2036   07/01/2014 A              138,986
----------------------------------------------------------------------------------------------------------------------------------
          40,000   Atlanta, GA GO 5                                       5.000    12/01/2016   06/01/2008 A               40,000
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Atlanta, GA Hsg. Authority (Village at Castleberry)    5.300    02/20/2029   02/20/2011 A               20,082
----------------------------------------------------------------------------------------------------------------------------------
          75,000   Atlanta, GA Hsg. Authority (Village at Castleberry)    5.400    02/20/2039   02/20/2011 A               75,048
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Atlanta, GA Solid Waste Management Authority
                   (Landfill Closure)                                     5.000    12/01/2016   06/01/2008 A               25,038
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Atlanta, GA Solid Waste Management Authority
                   (Landfill Closure)                                     5.250    12/01/2021   06/01/2008 A               50,045
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Atlanta, GA Tax Allocation (Eastside)                  5.625    01/01/2016   03/27/2012 C            1,000,910
----------------------------------------------------------------------------------------------------------------------------------
          60,000   Atlanta, GA Urban Residential Finance Authority
                   (Fulton Cotton Mill)                                   6.125    05/20/2027   05/20/2008 A               60,789
----------------------------------------------------------------------------------------------------------------------------------
         740,000   Burke County, GA Devel. Authority (Georgia Power
                   Company)                                               5.450    05/01/2034   05/01/2008 A              740,089
----------------------------------------------------------------------------------------------------------------------------------
         915,000   Burke County, GA Devel. Authority (Georgia Power
                   Company)                                               5.450    05/01/2034   05/01/2008 A              915,842
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Chatham County, GA Hospital Authority (Memorial
                   Medical Center-Savannah)                               5.250    01/01/2016   01/01/2008 A              101,158
----------------------------------------------------------------------------------------------------------------------------------
         305,000   Chatham County, GA Hospital Authority (Memorial
                   Medical Center-Savannah)                               5.500    01/01/2021   01/01/2008 A              308,471
----------------------------------------------------------------------------------------------------------------------------------
         275,000   Chatham County, GA Hospital Authority (Memorial
                   Medical Center-Savannah)                               5.700    01/01/2019   01/01/2008 A              278,231
----------------------------------------------------------------------------------------------------------------------------------
          75,000   Chatham County, GA Hospital Authority (Memorial
                   Medical Center-Savannah)                               6.125    01/01/2024   07/01/2011 A               76,309
----------------------------------------------------------------------------------------------------------------------------------
          80,000   Clayton County, GA Hsg. Authority (Pointe Clear
                   Apartments)                                            5.750    07/01/2029   07/01/2009 A               80,678
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Cobb County, GA Hsg. Authority (Garrison
                   Plantation)                                            5.750    07/01/2014   01/01/2008 A               10,015
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Colquitt County, GA Hospital Authority
                   Anticipation Certificates                              5.500    03/01/2016   03/01/2008 A               15,058
----------------------------------------------------------------------------------------------------------------------------------
          85,000   Dalton, GA Devel. Authority (Hamilton Health Care
                   System/Hamilton Medical Center Obligated Group)        5.250    08/15/2026   02/15/2009 A               86,282
----------------------------------------------------------------------------------------------------------------------------------


                  17 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
GEORGIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$      9,500,000   East Point, GA (Camp Creek), Series B                  8.000%   02/01/2026   08/01/2012 A   $       10,439,930
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Floyd County, GA Devel. Authority (Temple-Inland) 1    5.700    12/01/2015   12/01/2013 A            3,094,050
----------------------------------------------------------------------------------------------------------------------------------
          45,000   Fulton County, GA Devel. Authority (CAU)               5.375    01/01/2020   01/01/2008 A               45,072
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Fulton County, GA Devel. Authority (Cauley Creek
                   Water)                                                 5.250    02/01/2021   02/01/2011 A               20,540
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Fulton County, GA Hospital Authority (Northside
                   Hospital)                                              5.375    10/01/2012   04/01/2008 A               30,050
----------------------------------------------------------------------------------------------------------------------------------
          60,000   GA George L. Smith II World Congress Center
                   Authority (Domed Stadium)                              5.500    07/01/2020   07/01/2011 A               62,207
----------------------------------------------------------------------------------------------------------------------------------
          20,000   GA HFA (Lake Vista Apartments)                         5.950    01/01/2027   01/01/2008 A               20,218
----------------------------------------------------------------------------------------------------------------------------------
          15,000   GA HFA (Single Family Mtg.)                            5.100    12/01/2020   12/01/2010 A               15,503
----------------------------------------------------------------------------------------------------------------------------------
          25,000   GA HFA (Single Family Mtg.)                            5.125    06/01/2019   06/01/2009 A               25,161
----------------------------------------------------------------------------------------------------------------------------------
          15,000   GA HFA (Single Family Mtg.)                            5.300    12/01/2022   06/01/2011 A               15,155
----------------------------------------------------------------------------------------------------------------------------------
         595,000   GA HFA (Single Family Mtg.)                            5.350    12/01/2022   12/01/2011 A              603,080
----------------------------------------------------------------------------------------------------------------------------------
          90,000   GA HFA (Single Family Mtg.)                            5.500    12/01/2032   12/01/2011 A               90,767
----------------------------------------------------------------------------------------------------------------------------------
          65,000   GA HFA (Single Family Mtg.)                            5.550    12/01/2026   06/01/2008 A               65,613
----------------------------------------------------------------------------------------------------------------------------------
          10,000   GA Municipal Assoc. (Atlanta Detention Center)         5.000    12/01/2023   12/01/2008 A               10,211
----------------------------------------------------------------------------------------------------------------------------------
          55,000   GA Municipal Gas Authority (Warner Robins)             6.125    01/01/2026   01/01/2008 A               55,111
----------------------------------------------------------------------------------------------------------------------------------
          40,000   GA Private Colleges & University Authority (Mercer
                   University)                                            5.250    10/01/2013   10/01/2009 A               40,724
----------------------------------------------------------------------------------------------------------------------------------
          75,000   GA Residential Finance Authority (Single Family
                   Insured Mtg.)                                          7.661 3  12/01/2016   10/10/2011 C               37,338
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Hinesville, GA Leased Hsg. Corp. (Regency Park)        7.250    01/15/2011   01/15/2011                 20,907
----------------------------------------------------------------------------------------------------------------------------------
       4,715,000   Lawrenceville, GA Hsg. Authority (Knollwood Park
                   Apartments)                                            6.250    12/01/2029   02/01/2008 A            4,967,535
----------------------------------------------------------------------------------------------------------------------------------
          60,000   Macon-Bibb County, GA Industrial Authority             6.000    05/01/2013   05/01/2008 A               60,118
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Macon-Bibb County, GA Industrial Authority             6.100    05/01/2018   05/01/2008 A               20,026
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Marietta, GA Devel. Authority (Life College)           5.800    09/01/2019   03/01/2008 A               15,029
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   McDuffie County, GA County Devel. Authority
                   (Temple-Inland)                                        6.950    12/01/2023   09/02/2013 A            1,022,180
----------------------------------------------------------------------------------------------------------------------------------
         925,000   Northwestern Gwinnett County, GA Facilities Corp.
                   COP (Dept. of Motor Vehicle Safety)                    5.000    06/15/2021   08/04/2015 B              922,290
----------------------------------------------------------------------------------------------------------------------------------
          65,000   Richmond County, GA Devel. Authority
                   (International Paper Company)                          5.400    02/01/2023   02/01/2023                 63,523
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Richmond County, GA Devel. Authority
                   (International Paper Company)                          5.800    12/01/2020   12/01/2009 A               50,280
----------------------------------------------------------------------------------------------------------------------------------


                  18 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
GEORGIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$        195,000   Richmond County, GA Devel.
                   Authority (International Paper Company)                6.250%   02/01/2025   02/01/2011 A   $          200,427
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Rome, GA New Public Hsg.
                   Authority                                              5.750    11/01/2010   05/01/2008 A               10,639
----------------------------------------------------------------------------------------------------------------------------------
         210,000   Savannah, GA EDA (University
                   Financing Foundation)                                  6.750    11/15/2031   11/15/2010 A              214,729
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Savannah, GA Res Rec                                   5.000    08/01/2012   02/01/2008 A              100,152
----------------------------------------------------------------------------------------------------------------------------------
         535,000   Vienna, GA Water & Sewer (Tyson
                   Foods)                                                 5.625    09/01/2012   10/13/2010 C              532,919
                                                                                                               -------------------
                                                                                                                       29,983,963
----------------------------------------------------------------------------------------------------------------------------------
HAWAII--1.4%
       6,770,000   HI Airports System 2                                   5.625    07/01/2018   09/01/2011 A            7,037,415
----------------------------------------------------------------------------------------------------------------------------------
      14,000,000   HI Dept. of Budget & Finance Special
                   Purpose (Hawaiian Electric Company) 2                  5.700    07/01/2020   07/11/2010 A           14,601,090
----------------------------------------------------------------------------------------------------------------------------------
       4,495,000   HI Dept. of Budget & Finance Special
                   Purpose (Hawaiian Electric Company)                    5.450    11/01/2023   05/01/2008 A            4,522,330
----------------------------------------------------------------------------------------------------------------------------------
          90,000   HI Harbor System, Series A                             5.750    07/01/2029   07/01/2010 A               94,056
----------------------------------------------------------------------------------------------------------------------------------
       1,015,000   HI HFDC (Single Family Mtg.)                           5.400    07/01/2030   07/01/2010 A            1,039,096
----------------------------------------------------------------------------------------------------------------------------------
          90,000   HI HFDC (Single Family Mtg.)                           5.750    07/01/2030   07/01/2009 A               91,811
----------------------------------------------------------------------------------------------------------------------------------
         350,000   Kuakini, HI Health System (Kuakini
                   Health System/Kuakini Medical Center/Kuakini
                   Geriatric Care Obligated Group)                        6.375    07/01/2032   07/01/2012 A              361,991
                                                                                                               -------------------
                                                                                                                       27,747,789
----------------------------------------------------------------------------------------------------------------------------------
IDAHO--0.3%
         385,000   Boise City, ID COP 1                                   5.600    09/01/2030   03/01/2008 A              395,872
----------------------------------------------------------------------------------------------------------------------------------
          50,000   ID Health Facilities Authority (Idaho
                   Elks Rehabilitation Hospital)                          5.000    07/15/2008   07/15/2008                 50,250
----------------------------------------------------------------------------------------------------------------------------------
          65,000   ID Hsg. & Finance Assoc. (Single
                   Family Mtg.)                                           5.250    07/01/2011   01/01/2010 A               66,011
----------------------------------------------------------------------------------------------------------------------------------
         145,000   ID Hsg. & Finance Assoc. (Single
                   Family Mtg.)                                           5.300    07/01/2027   01/01/2016 A              146,649
----------------------------------------------------------------------------------------------------------------------------------
          10,000   ID Hsg. & Finance Assoc. (Single
                   Family Mtg.)                                           5.400    07/01/2018   05/01/2008 B               10,167
----------------------------------------------------------------------------------------------------------------------------------
          20,000   ID Hsg. & Finance Assoc. (Single
                   Family Mtg.)                                           5.400    07/01/2020   01/15/2008 B               20,340
----------------------------------------------------------------------------------------------------------------------------------
         180,000   ID Hsg. & Finance Assoc. (Single
                   Family Mtg.)                                           5.550    07/01/2016   07/01/2008 A              184,709
----------------------------------------------------------------------------------------------------------------------------------
          30,000   ID Hsg. & Finance Assoc. (Single
                   Family Mtg.)                                           5.600    07/01/2021   01/01/2012 A               30,518
----------------------------------------------------------------------------------------------------------------------------------
         235,000   ID Hsg. & Finance Assoc. (Single
                   Family Mtg.)                                           5.625    07/01/2015   07/01/2009 A              241,401
----------------------------------------------------------------------------------------------------------------------------------
          15,000   ID Hsg. & Finance Assoc. (Single
                   Family Mtg.)                                           5.750    07/01/2016   07/01/2009 A               15,147
----------------------------------------------------------------------------------------------------------------------------------
          40,000   ID Hsg. & Finance Assoc. (Single
                   Family Mtg.)                                           6.000    07/01/2029   07/01/2009 A               40,926
----------------------------------------------------------------------------------------------------------------------------------


                  19 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
IDAHO CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$         10,000   ID Hsg. & Finance Assoc. (Single
                   Family Mtg.)                                           6.050%   01/01/2026   01/01/2009 A   $           10,093
----------------------------------------------------------------------------------------------------------------------------------
          10,000   ID Hsg. & Finance Assoc. (Single
                   Family Mtg.)                                           6.350    07/01/2016   01/01/2008 A               10,120
----------------------------------------------------------------------------------------------------------------------------------
           5,000   ID Hsg. & Finance Assoc. (Single
                   Family Mtg.), Series F                                 6.050    07/01/2009   01/01/2008 B                5,115
----------------------------------------------------------------------------------------------------------------------------------
          10,000   ID Hsg. & Finance Assoc. (Single
                   Family Mtg.), Series H-2                               6.200    07/01/2028   11/15/2008 B               10,130
----------------------------------------------------------------------------------------------------------------------------------
         105,000   ID Hsg. Agency (Single Family Mtg.)                    6.450    07/01/2027   01/01/2008 A              107,714
----------------------------------------------------------------------------------------------------------------------------------
          15,000   ID Hsg. Agency (Single Family Mtg.)                    6.700    07/01/2027   01/01/2008 A               15,438
----------------------------------------------------------------------------------------------------------------------------------
          10,000   ID Hsg. Agency (Single Family Mtg.),
                   Series A                                               6.125    07/01/2026   01/01/2008 C               10,258
----------------------------------------------------------------------------------------------------------------------------------
         150,000   ID Water Resource Board (United
                   Waterworks)                                            5.300    08/01/2027   02/01/2008 A              150,117
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Malad, ID Water                                        5.500    03/01/2014   03/01/2008 A               25,065
----------------------------------------------------------------------------------------------------------------------------------
       2,395,000   Pocatello, ID Devel. Authority
                   Revenue Allocation Tax Increment, Series A             5.500    08/01/2017   02/08/2014 B            2,353,806
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Power County, ID Pollution Control
                   (FMC Corp.)                                            5.625    10/01/2014   10/01/2009 A            1,012,600
                                                                                                               -------------------
                                                                                                                        4,912,446
----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS--8.4%
         850,000   Bedford Park, IL Tax                                   5.125    12/30/2018   01/11/2018 C              829,770
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Bryant, IL Pollution Control (Central
                   Illinois Light Company)                                5.900    08/01/2023   02/01/2008 A               25,046
----------------------------------------------------------------------------------------------------------------------------------
         715,000   Bryant, IL Pollution Control (Central
                   Illinois Light Company)                                5.900    08/01/2023   02/01/2008 A              724,316
----------------------------------------------------------------------------------------------------------------------------------
         680,000   Bryant, IL Pollution Control (Central
                   Illinois Light Company)                                5.900    08/01/2023   02/01/2008 A              687,072
----------------------------------------------------------------------------------------------------------------------------------
         125,000   Chatham Area, IL Public Library
                   District                                               6.300    02/01/2010   02/01/2008 A              125,323
----------------------------------------------------------------------------------------------------------------------------------
       6,000,000   Chicago, IL (Single Family Mtg.)                       5.350    06/01/2043   10/03/2016 B            6,223,740
----------------------------------------------------------------------------------------------------------------------------------
       6,850,000   Chicago, IL (Single Family Mtg.)                       5.500    06/01/2038   02/08/2019 B            7,086,873
----------------------------------------------------------------------------------------------------------------------------------
       1,120,000   Chicago, IL (Single Family Mtg.)                       5.750    04/01/2035   10/01/2016 A            1,135,176
----------------------------------------------------------------------------------------------------------------------------------
       5,785,000   Chicago, IL (Single Family Mtg.)                       5.750    12/01/2042   11/01/2016 B            6,169,934
----------------------------------------------------------------------------------------------------------------------------------
         245,000   Chicago, IL (Single Family Mtg.)                       6.300    09/01/2029   09/01/2013 A              257,630
----------------------------------------------------------------------------------------------------------------------------------
       3,925,000   Chicago, IL (Single Family Mtg.),
                   Series A                                               5.700    12/01/2042   10/01/2016 B            4,173,963
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Chicago, IL Metropolitan Hsg. Devel.
                   Corp.                                                  6.850    07/01/2022   01/01/2008 A               25,760
----------------------------------------------------------------------------------------------------------------------------------
          65,000   Chicago, IL Midway Airport, Series A                   5.000    01/01/2028   01/01/2011 A               65,161
----------------------------------------------------------------------------------------------------------------------------------
          55,000   Chicago, IL Midway Airport, Series A                   5.100    01/01/2031   01/01/2012 A               55,217
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Chicago, IL Midway Airport, Series A                   5.125    01/01/2026   01/01/2012 A               50,531
----------------------------------------------------------------------------------------------------------------------------------
         910,000   Chicago, IL Midway Airport, Series A                   5.125    01/01/2031   01/01/2011 A              912,885
----------------------------------------------------------------------------------------------------------------------------------
         335,000   Chicago, IL Midway Airport, Series A                   5.125    01/01/2035   01/01/2011 A              335,506
----------------------------------------------------------------------------------------------------------------------------------
      33,005,000   Chicago, IL Midway Airport, Series A                   5.500    01/01/2029   01/01/2008 A           33,221,183
----------------------------------------------------------------------------------------------------------------------------------
         620,000   Chicago, IL Midway Airport, Series B                   5.625    01/01/2029   01/01/2008 A              623,732
----------------------------------------------------------------------------------------------------------------------------------
         330,000   Chicago, IL Midway Airport, Series B                   5.750    01/01/2022   01/01/2008 A              332,049
----------------------------------------------------------------------------------------------------------------------------------


                  20 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$         25,000   Chicago, IL Multifamily Hsg. (Archer
                   Courts Apartments)                                     5.500%   12/20/2019   11/20/2011 A   $           25,685
----------------------------------------------------------------------------------------------------------------------------------
          75,000   Chicago, IL Multifamily Hsg. (Hearts
                   United Apartments)                                     5.600    01/01/2041   01/01/2016 A               75,139
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Chicago, IL Multifamily Hsg. (St.
                   Edmund's Village)                                      6.125    09/20/2024   09/20/2010 A               25,775
----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   Chicago, IL O'Hare International
                   Airport 2                                              5.750    01/01/2023   01/01/2014 A            8,512,080
----------------------------------------------------------------------------------------------------------------------------------
          60,000   Chicago, IL O'Hare International
                   Airport (General Airport)                              5.250    01/01/2030   01/01/2014 A               60,925
----------------------------------------------------------------------------------------------------------------------------------
          60,000   Chicago, IL O'Hare International
                   Airport (General Airport)                              5.250    01/01/2034   01/01/2014 A               60,307
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Chicago, IL O'Hare International
                   Airport (General Airport)                              5.500    01/01/2011   01/01/2008 A               15,175
----------------------------------------------------------------------------------------------------------------------------------
           5,000   Chicago, IL O'Hare International
                   Airport (General Airport), Series A                    5.250    01/01/2023   01/01/2012 A                5,125
----------------------------------------------------------------------------------------------------------------------------------
         715,000   Chicago, IL O'Hare International
                   Airport (General Airport), Series A                    5.375    01/01/2032   01/01/2012 A              725,003
----------------------------------------------------------------------------------------------------------------------------------
         205,000   Chicago, IL O'Hare International
                   Airport (General Airport), Series A                    5.500    01/01/2016   01/01/2008 A              207,261
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Chicago, IL O'Hare International
                   Airport (Passenger Facility Charge)                    5.100    01/01/2026   01/01/2012 A               30,205
----------------------------------------------------------------------------------------------------------------------------------
         185,000   Chicago, IL O'Hare International
                   Airport (Passenger Facility Charge)                    5.250    01/01/2032   01/01/2012 A              186,125
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Chicago, IL O'Hare International
                   Airport (Passenger Facility Charge)                    5.350    01/01/2026   01/01/2012 A               15,254
----------------------------------------------------------------------------------------------------------------------------------
          40,000   Chicago, IL O'Hare International
                   Airport (Passenger Facility Charge)                    5.375    01/01/2032   01/01/2012 A               40,519
----------------------------------------------------------------------------------------------------------------------------------
       4,030,000   Chicago, IL O'Hare International
                   Airport (Passenger Facility Charge)                    5.600    01/01/2010   01/01/2008 A            4,037,738
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Chicago, IL O'Hare International
                   Airport (Passenger Facility Charge)                    5.625    01/01/2012   01/01/2008 A            1,001,940
----------------------------------------------------------------------------------------------------------------------------------
          85,000   Chicago, IL O'Hare International
                   Airport (Passenger Facility Charge)                    5.625    01/01/2015   01/01/2008 A               85,165
----------------------------------------------------------------------------------------------------------------------------------
          45,000   Greenville, IL Educational Facilities
                   Authority (Greenville College)                         6.000    12/01/2009   06/01/2008 A               45,049
----------------------------------------------------------------------------------------------------------------------------------
      12,280,000   Hodgkins, IL Environmental
                   Improvement (Metropolitan
                   Biosolids Management)                                  6.000    11/01/2015   11/01/2008 A           12,405,502
----------------------------------------------------------------------------------------------------------------------------------
          25,000   IL Devel. Finance Authority
                   (Community Rehabilitation
                   Providers)                                             5.700    07/01/2019   07/01/2008 A               25,323
----------------------------------------------------------------------------------------------------------------------------------
          20,000   IL Devel. Finance Authority
                   (Community Rehabilitation
                   Providers)                                             6.050    07/01/2019   01/01/2008 A               20,197
----------------------------------------------------------------------------------------------------------------------------------
       2,540,000   IL Devel. Finance Authority (Olin
                   Corp.)                                                 6.750    03/01/2016   04/01/2013 A            2,646,020
----------------------------------------------------------------------------------------------------------------------------------
          15,000   IL Devel. Finance Authority
                   (Watseka)                                              5.750    01/01/2016   01/01/2008 A               15,032
----------------------------------------------------------------------------------------------------------------------------------
         225,000   IL Devel. Finance Authority Gas
                   Supply (North Shore Gas Company)                       5.000    12/01/2028   12/01/2028                225,007
----------------------------------------------------------------------------------------------------------------------------------


                  21 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$        340,000   IL Devel. Finance Authority Pollution
                   Control (Central Illinois Public Service Company)      5.700%    08/15/2026  08/15/2026     $          339,704
----------------------------------------------------------------------------------------------------------------------------------
      14,000,000   IL Devel. Finance Authority Pollution
                   Control (Central Illinois Public Service Company)      5.950    08/15/2026   06/01/2008 A           14,012,740
----------------------------------------------------------------------------------------------------------------------------------
         360,000   IL Devel. Finance Authority Pollution
                   Control (Illinois Power Company)                       5.400    03/01/2028   03/01/2008 A              360,475
----------------------------------------------------------------------------------------------------------------------------------
         915,000   IL Devel. Finance Authority Pollution
                   Control (Illinois Power Company) 1                     5.700    02/01/2024   02/01/2008 A              928,743
----------------------------------------------------------------------------------------------------------------------------------
         240,000   IL Devel. Finance Authority Water
                   Facilities (Illinois-American Water Company)           5.150    08/01/2023   02/01/2008 A              240,077
----------------------------------------------------------------------------------------------------------------------------------
         180,000   IL Devel. Finance Authority Water
                   Facilities (Northern Illinois Water Company)           5.000    02/01/2028   02/01/2028                180,005
----------------------------------------------------------------------------------------------------------------------------------
         285,000   IL Devel. Finance Authority Water
                   Facilities (Northern Illinois Water Company)           5.500    12/01/2026   06/01/2008 A              285,271
----------------------------------------------------------------------------------------------------------------------------------
          50,000   IL Educational Facilities Authority
                   (Robert Morris College)                                5.250    06/01/2014   06/01/2008 A               50,082
----------------------------------------------------------------------------------------------------------------------------------
         100,000   IL Educational Facilities Authority
                   (Robert Morris College)                                5.375    06/01/2015   06/01/2008 A              100,182
----------------------------------------------------------------------------------------------------------------------------------
         620,000   IL Finance Authority (Beacon Hill)                     5.000    02/15/2012   02/15/2012                602,001
----------------------------------------------------------------------------------------------------------------------------------
         385,000   IL Finance Authority (Beacon Hill)                     5.250    02/15/2014   02/15/2014                373,708
----------------------------------------------------------------------------------------------------------------------------------
       1,395,000   IL GO                                                  5.125    12/01/2017   12/01/2008 A            1,397,260
----------------------------------------------------------------------------------------------------------------------------------
       2,280,000   IL GO                                                  5.250    12/01/2020   06/01/2008 A            2,283,922
----------------------------------------------------------------------------------------------------------------------------------
          25,000   IL Health Facilities Authority (Holy
                   Family Medical Center)                                 5.125    08/15/2017   08/15/2008 A               25,262
----------------------------------------------------------------------------------------------------------------------------------
          50,000   IL Health Facilities Authority (Sarah
                   Bush Lincoln Health Center)                            6.000    02/15/2026   08/15/2008 A               50,119
----------------------------------------------------------------------------------------------------------------------------------
          25,000   IL Health Facilities Authority
                   (Sherman Health System)                                5.250    08/01/2027   02/01/2008 A               25,371
----------------------------------------------------------------------------------------------------------------------------------
          85,000   IL Health Facilities Authority (West
                   Suburban Hospital Medical Center)                      5.750    07/01/2020   07/01/2009 A               89,185
----------------------------------------------------------------------------------------------------------------------------------
         165,000   IL Hsg. Devel. Authority
                   (Homeowner Mtg.)                                       5.500    08/01/2026   03/15/2009 B              168,468
----------------------------------------------------------------------------------------------------------------------------------
       1,105,000   IL Hsg. Devel. Authority
                   (Homeowner Mtg.)                                       5.500    08/01/2028   05/01/2010 A            1,123,166
----------------------------------------------------------------------------------------------------------------------------------
          25,000   IL Hsg. Devel. Authority
                   (Homeowner Mtg.)                                       5.550    02/01/2009   08/01/2008 A               25,237
----------------------------------------------------------------------------------------------------------------------------------
          95,000   IL Hsg. Devel. Authority
                   (Homeowner Mtg.)                                       5.600    08/01/2027   02/01/2012 A               96,555
----------------------------------------------------------------------------------------------------------------------------------
          15,000   IL Hsg. Devel. Authority
                   (Homeowner Mtg.)                                       5.600    08/01/2032   08/01/2011 A               15,174
----------------------------------------------------------------------------------------------------------------------------------
          10,000   IL Hsg. Devel. Authority
                   (Homeowner Mtg.)                                       5.650    08/01/2031   07/01/2010 A               10,190
----------------------------------------------------------------------------------------------------------------------------------
           5,000   IL Hsg. Devel. Authority, Series A-2                   5.625    08/01/2033   02/01/2012 A                5,009
----------------------------------------------------------------------------------------------------------------------------------
         200,000   IL Hsg. Devel. Authority, Series C-2                   5.250    08/01/2022   08/01/2012 A              202,710
----------------------------------------------------------------------------------------------------------------------------------
          50,000   IL Metropolitan Pier & Exposition
                   Authority                                              5.250    06/15/2012   06/15/2008 A               50,072
----------------------------------------------------------------------------------------------------------------------------------


                  22 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
ILLINOIS CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$      8,400,000   IL Metropolitan Pier & Exposition
                   Authority                                              5.375%   06/01/2014   06/01/2008 A   $        8,498,364
----------------------------------------------------------------------------------------------------------------------------------
          15,000   IL Metropolitan Pier & Exposition
                   Authority                                              6.500    06/15/2027   06/15/2008 A               15,027
----------------------------------------------------------------------------------------------------------------------------------
         565,000   IL Metropolitan Pier & Exposition
                   Authority                                              6.500    06/15/2027   06/15/2008 A              569,690
----------------------------------------------------------------------------------------------------------------------------------
          25,000   IL Sales Tax                                           5.000    06/15/2016   06/15/2008 A               25,163
----------------------------------------------------------------------------------------------------------------------------------
       2,795,000   IL Sales Tax                                           5.250    06/15/2018   06/15/2008 A            2,806,963
----------------------------------------------------------------------------------------------------------------------------------
          25,000   IL Sales Tax, Series U                                 5.000    06/15/2012   06/15/2008 A               25,037
----------------------------------------------------------------------------------------------------------------------------------
         255,000   Joliet, IL GO                                          6.250    01/01/2011   01/01/2008 A              255,252
----------------------------------------------------------------------------------------------------------------------------------
          45,000   Lake County, IL HFC, Series A                          6.800    05/01/2023   05/01/2008 A               45,068
----------------------------------------------------------------------------------------------------------------------------------
       4,510,000   Lombard, IL Public Facilities Corp.
                   (Conference Center & Hotel)                            5.500    01/01/2020   08/11/2018 C            4,469,049
----------------------------------------------------------------------------------------------------------------------------------
       4,260,000   Lombard, IL Public Facilities Corp.
                   (Conference Center & Hotel)                            5.500    01/01/2025   02/28/2023 C            4,089,685
----------------------------------------------------------------------------------------------------------------------------------
       6,000,000   Lombard, IL Public Facilities Corp.
                   (Conference Center & Hotel)                            5.500    01/01/2030   02/25/2028 C            5,598,060
----------------------------------------------------------------------------------------------------------------------------------
      19,335,000   Lombard, IL Public Facilities Corp.
                   (Conference Center & Hotel)                            5.500    01/01/2036   01/23/2034 C           17,774,666
----------------------------------------------------------------------------------------------------------------------------------
          40,000   Rockford, IL (Faust Landmark
                   Apartments)                                            6.750    01/01/2018   01/01/2008 A               41,245
----------------------------------------------------------------------------------------------------------------------------------
         150,000   Southwestern IL Devel. Authority
                   (Illinois-American Water Company)                      5.000    02/01/2028   02/01/2008 A              150,005
----------------------------------------------------------------------------------------------------------------------------------
         255,000   Southwestern IL Devel. Authority
                   (Illinois-American Water Company)                      5.100    06/01/2029   06/01/2008 A              255,186
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Southwestern IL Devel. Authority
                   (Meridian Village Assoc.)                              5.250    08/20/2023   08/20/2010 A               20,286
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Will-Kankakee, IL Regional Devel.
                   Authority (Consumers Illinois Water Company)           5.400    09/01/2030   09/01/2009 A               50,437
                                                                                                               -------------------
                                                                                                                      161,282,289
----------------------------------------------------------------------------------------------------------------------------------
INDIANA--0.3%
       2,420,000   East Chicago, IN Exempt Facilities
                   (Inland Steel Company) 7                               6.700    11/01/2012   11/01/2012              2,513,194
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Fort Wayne, IN Sewage Works                            5.000    08/01/2012   02/01/2008 A               30,046
----------------------------------------------------------------------------------------------------------------------------------
          60,000   Frankfort, IN Middle Schools
                   Building Corp.                                         5.500    07/10/2010   01/10/2008 A               60,714
----------------------------------------------------------------------------------------------------------------------------------
         225,000   IN Devel. Finance Authority (USX
                   Corp.) 1                                               6.150    07/15/2022   01/15/2008 A              227,072
----------------------------------------------------------------------------------------------------------------------------------
         240,000   IN Devel. Finance Authority (USX
                   Corp.) 1                                               6.250    07/15/2030   01/15/2008 A              241,726
----------------------------------------------------------------------------------------------------------------------------------
          30,000   IN Health Facility Financing
                   Authority (Community Hospital of Anderson)             6.000    01/01/2014   01/01/2008 A               30,614
----------------------------------------------------------------------------------------------------------------------------------
         570,000   IN Health Facility Financing
                   Authority (Kings Daughters Hospital Assoc.) 1          5.625    08/15/2027   02/15/2008 A              573,773
----------------------------------------------------------------------------------------------------------------------------------
          15,000   IN HFA                                                 6.100    07/01/2022   01/01/2009 A               15,170
----------------------------------------------------------------------------------------------------------------------------------
          30,000   IN HFA (Single Family Mtg.)                            5.250    07/01/2023   02/15/2008 B               30,474
----------------------------------------------------------------------------------------------------------------------------------


                  23 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
INDIANA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$         35,000   IN HFA (Single Family Mtg.)                            5.375%   01/01/2023   01/01/2010 A   $           35,253
----------------------------------------------------------------------------------------------------------------------------------
          10,000   IN HFA (Single Family Mtg.)                            5.600    07/01/2021   01/01/2011 A               10,275
----------------------------------------------------------------------------------------------------------------------------------
          10,000   IN HFA (Single Family Mtg.)                            6.000    07/01/2019   01/01/2009 A               10,108
----------------------------------------------------------------------------------------------------------------------------------
         475,000   IN Hsg. & Community Devel.
                   Authority (Single Family Mtg.)                         5.250    01/01/2037   03/15/2012 B              500,527
----------------------------------------------------------------------------------------------------------------------------------
         745,000   Madison County, IN Hospital
                   Authority (Community Hospital of Anderson) 1           8.000    01/01/2014   01/01/2008 A              749,306
----------------------------------------------------------------------------------------------------------------------------------
          40,000   New Albany, IN Hospital Facilities
                   (Mercy Health System)                                  5.625    01/01/2027   10/01/2008 A               40,445
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Perry County, IN Redevel. Authority                    6.000    02/01/2012   02/01/2008 A               25,036
----------------------------------------------------------------------------------------------------------------------------------
          20,000   South Bend, IN Redevel. Auth.
                   (Morris Performing Arts)                               5.100    02/01/2017   08/01/2008 A               20,013
----------------------------------------------------------------------------------------------------------------------------------
          15,000   St. Joseph County, IN Educational
                   Facilities (University of Notre Dame)                  5.000    03/01/2027   03/01/2008 A               15,050
                                                                                                               -------------------
                                                                                                                        5,128,796
----------------------------------------------------------------------------------------------------------------------------------
IOWA--2.1%
         100,000   Cedar Rapids, IA GO                                    5.000    06/01/2011   06/01/2008 A              100,152
----------------------------------------------------------------------------------------------------------------------------------
          40,000   Council Bluffs, IA Pollution Control
                   (Midwest Power Systems)                                5.950    05/01/2023   05/01/2008 A               40,525
----------------------------------------------------------------------------------------------------------------------------------
          80,000   Des Moines, IA Area Community
                   College                                                5.500    06/01/2008   06/01/2008                 80,709
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Des Moines, IA Aviation System,
                   Series B                                               5.125    07/01/2018   07/01/2008 A               15,060
----------------------------------------------------------------------------------------------------------------------------------
          50,000   IA Finance Authority (Genesis
                   Medical Center)                                        5.200    07/01/2022   07/01/2008 A               50,053
----------------------------------------------------------------------------------------------------------------------------------
       4,960,000   IA Finance Authority (Single Family
                   Mtg.)                                                  5.500    07/01/2036   05/15/2012 B            5,248,573
----------------------------------------------------------------------------------------------------------------------------------
          45,000   IA Finance Authority (Trinity
                   Regional Hospital)                                     5.500    07/01/2022   01/01/2008 A               45,964
----------------------------------------------------------------------------------------------------------------------------------
         800,000   IA Finance Authority Retirement
                   Community (Friendship Haven) 1                         5.250    11/15/2014   11/26/2013 C              774,192
----------------------------------------------------------------------------------------------------------------------------------
          75,000   IA Student Loan Liquidity Corp.                        6.125    12/01/2011   06/01/2008 A               75,164
----------------------------------------------------------------------------------------------------------------------------------
      37,420,000   IA Tobacco Settlement Authority                        5.600 6  06/01/2034   06/01/2017 C           34,677,862
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Iowa City, IA Sewer                                    5.750    07/01/2021   07/01/2008 A               15,029
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Polk County, IA GO                                     5.000    06/01/2013   06/01/2008 A               20,030
----------------------------------------------------------------------------------------------------------------------------------
         170,000   Poweshiek, IA Water Assoc.                             5.400    03/01/2024   03/01/2009 A              173,851
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Salix, IA Pollution Control
                   (Northwestern Public Service Company)                  5.900    06/01/2023   06/01/2008 A               30,348
----------------------------------------------------------------------------------------------------------------------------------
          15,000   University of Northern Iowa
                   (Academic Building)                                    5.100    07/01/2009   01/01/2008 A               15,023
                                                                                                               -------------------
                                                                                                                       41,362,535
----------------------------------------------------------------------------------------------------------------------------------
KANSAS--6.2%
          10,000   Kansas City, KS Mtg. Revenue                           7.000    12/01/2011   06/01/2008 A               10,020
----------------------------------------------------------------------------------------------------------------------------------
          65,000   KS Devel. Finance Authority Health
                   Facilities (St. Lukes/Shawnee Mission
                   Health System)                                         5.375    11/15/2026   05/15/2008 A               65,730
----------------------------------------------------------------------------------------------------------------------------------


                  24 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
KANSAS CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$        115,000   La Cygne, KS Pollution Control
                   (Kansas Gas & Electric Company)                        5.100%   03/01/2023   03/01/2008 A   $          115,128
----------------------------------------------------------------------------------------------------------------------------------
         700,000   Pittsburgh, KS Transportation Devel.
                   District (N. Broadway-Pittsburgh Town Center)          4.800    04/01/2027   08/18/2020 C              592,270
----------------------------------------------------------------------------------------------------------------------------------
       9,680,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.) 2                            5.250    12/01/2038   06/08/2016 B            9,968,222
----------------------------------------------------------------------------------------------------------------------------------
       8,565,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.)                              5.250    12/01/2038   08/15/2017 C            8,902,547
----------------------------------------------------------------------------------------------------------------------------------
       2,765,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.)                              5.300    12/01/2028   01/01/2014 B            2,898,771
----------------------------------------------------------------------------------------------------------------------------------
         470,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.)                              5.469 3  12/01/2029   08/13/2026 C              136,986
----------------------------------------------------------------------------------------------------------------------------------
       3,455,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.)                              5.500    12/01/2037   12/01/2015 A            3,542,204
----------------------------------------------------------------------------------------------------------------------------------
       7,540,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.)                              5.550    06/01/2037   06/01/2018 A            7,796,662
----------------------------------------------------------------------------------------------------------------------------------
       8,070,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.)                              5.550    06/01/2038   02/01/2016 B            8,466,641
----------------------------------------------------------------------------------------------------------------------------------
       5,455,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.)                              5.550    12/01/2038   01/27/2019 B            5,667,636
----------------------------------------------------------------------------------------------------------------------------------
         845,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.) 5                            5.650    12/01/2036   12/01/2014 A              845,000
----------------------------------------------------------------------------------------------------------------------------------
       2,665,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.)                              5.750    06/01/2036   06/01/2020 A            2,857,733
----------------------------------------------------------------------------------------------------------------------------------
       1,955,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.)                              5.750    12/01/2037   12/01/2019 A            2,048,449
----------------------------------------------------------------------------------------------------------------------------------
       2,060,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.)                              5.750    12/01/2037   12/01/2021 A            2,158,962
----------------------------------------------------------------------------------------------------------------------------------
       2,825,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.)                              5.800    12/01/2036   12/01/2016 A            2,987,212
----------------------------------------------------------------------------------------------------------------------------------
      19,000,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.)                              5.800    12/01/2038   07/15/2017 B           20,264,640
----------------------------------------------------------------------------------------------------------------------------------
          95,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.)                              5.850    06/01/2028   03/15/2011 B               98,399
----------------------------------------------------------------------------------------------------------------------------------
       3,235,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.)                              5.850    12/01/2034   12/01/2013 A            3,439,064
----------------------------------------------------------------------------------------------------------------------------------
       1,970,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.)                              5.850    06/01/2037   06/01/2018 A            2,100,473
----------------------------------------------------------------------------------------------------------------------------------
      15,000,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.)                              5.875    06/01/2039   04/22/2017 B           16,083,750
----------------------------------------------------------------------------------------------------------------------------------
       1,715,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.)                              5.900    12/01/2034   12/01/2012 A            1,812,498
----------------------------------------------------------------------------------------------------------------------------------
       3,175,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.)                              5.900    12/01/2037   06/01/2017 A            3,397,599
----------------------------------------------------------------------------------------------------------------------------------
       2,335,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.)                              6.000    12/01/2034   06/01/2013 A            2,491,982
----------------------------------------------------------------------------------------------------------------------------------
       4,405,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.)                              6.125    12/01/2033   06/01/2012 A            4,717,182
----------------------------------------------------------------------------------------------------------------------------------
       1,060,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.)                              6.450    12/01/2033   02/15/2009 B            1,150,747
----------------------------------------------------------------------------------------------------------------------------------


                  25 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
KANSAS CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$         35,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.)                              6.875%   12/01/2026   07/01/2008 B   $           35,567
----------------------------------------------------------------------------------------------------------------------------------
         250,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.)                              6.950    06/01/2029   03/18/2008 C              263,785
----------------------------------------------------------------------------------------------------------------------------------
         640,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.)                              7.600    12/01/2031   12/01/2008 B              652,198
----------------------------------------------------------------------------------------------------------------------------------
       2,895,000   Sedgwick & Shawnee Counties, KS
                   Hsg. (Single Family Mtg.)                              5.650    06/01/2037   07/14/2020 C            3,022,612
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Shawnee, KS Multifamily Hsg.
                   (Thomasbrook Apartments)                               5.500    04/01/2024   10/01/2009 A               15,119
                                                                                                               -------------------
                                                                                                                      118,605,788
----------------------------------------------------------------------------------------------------------------------------------
KENTUCKY--0.2%
          50,000   Jefferson County, KY Health Facilities
                   (Jewish Hospital Healthcare Services)                  5.750    01/01/2026   01/01/2008 A               50,578
----------------------------------------------------------------------------------------------------------------------------------
          55,000   Jefferson County, KY Health Facilities
                   (JHHS/JHP/JHF Obligated Group)                         5.700    01/01/2021   01/01/2008 A               55,637
----------------------------------------------------------------------------------------------------------------------------------
       2,535,000   Jefferson County, KY Health Facilities
                   (University Medical Center)                            5.500    07/01/2017   01/01/2008 A            2,564,685
----------------------------------------------------------------------------------------------------------------------------------
         120,000   Kenton County, KY Airport (Delta Airlines) 5,9,10      8.000    12/01/2015   12/01/2015                  2,400
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Kenton County, KY Airport Board
                   (Cincinnati/Northern Kentucky International)           5.750    03/01/2010   03/01/2008 A              100,393
----------------------------------------------------------------------------------------------------------------------------------
          35,000   Kenton County, KY Airport Board
                   (Cincinnati/Northern Kentucky International)           5.750    03/01/2013   03/01/2008 A               35,138
----------------------------------------------------------------------------------------------------------------------------------
          30,000   KY EDFA (St. Claire Medical Center)                    5.625    09/01/2021   03/01/2008 A               30,047
----------------------------------------------------------------------------------------------------------------------------------
          35,000   KY Hsg. Corp.                                          5.300    07/01/2018   07/01/2008 A               36,105
----------------------------------------------------------------------------------------------------------------------------------
          15,000   KY Hsg. Corp.                                          5.350    01/01/2021   07/01/2011 A               15,217
----------------------------------------------------------------------------------------------------------------------------------
          15,000   KY Hsg. Corp.                                          5.450    07/01/2022   01/01/2012 A               15,265
----------------------------------------------------------------------------------------------------------------------------------
          20,000   KY Hsg. Corp., Series C                                5.375    07/01/2027   01/01/2012 A               20,461
----------------------------------------------------------------------------------------------------------------------------------
          70,000   KY Infrastructure Authority                            5.700    06/01/2013   06/01/2008 A               70,518
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Louisville & Jefferson County, KY
                   Metropolitan Sewer District                            5.250    05/15/2027   05/15/2008 A               30,335
----------------------------------------------------------------------------------------------------------------------------------
       1,285,000   Louisville & Jefferson County, KY Regional Airport
                   Authority (AIRIS Louisville) 1                         5.500    03/01/2019   03/01/2010 A            1,289,703
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Pike County, KY School District Finance Corp.          5.500    06/01/2016   06/01/2008 A               15,437
                                                                                                               -------------------
                                                                                                                        4,331,919
----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA--3.3%
         120,000   Caddo Parish, LA Industrial Devel. Board
                   (Pennzoil Products Company)                            5.600    12/01/2028   12/01/2010 A              121,556
----------------------------------------------------------------------------------------------------------------------------------
         235,000   Calcasieu Parish, LA Industrial Devel.
                   Board (ConocoPhillips Holding Co./E.I. Dupont
                   de Nemours Obligated Group)                            5.750    12/01/2026   12/01/2008 A              236,130
----------------------------------------------------------------------------------------------------------------------------------
          40,000   Calcasieu Parish, LA Industrial Devel.
                   Board (Olin Corp.)                                     6.000    03/01/2008   03/01/2008                 40,028
----------------------------------------------------------------------------------------------------------------------------------


                  26 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$      1,565,000   Calcasieu Parish, LA Industrial Devel.
                   Board (Olin Corp.) 1                                   6.625%   02/01/2016   04/01/2010 A   $        1,617,866
----------------------------------------------------------------------------------------------------------------------------------
       7,050,000   Calcasieu Parish, LA Industrial Devel.
                   Board Pollution Control (Entergy Gulf States)          5.450    07/01/2010   07/01/2008 A            7,058,954
----------------------------------------------------------------------------------------------------------------------------------
         610,000   Calcasieu Parish, LA Public Trust Authority            5.000    04/01/2028   03/22/2009 B              622,176
----------------------------------------------------------------------------------------------------------------------------------
         190,000   De Soto Parish, LA Environmental
                   Improvement (International Paper Company)              5.600    11/01/2022   11/01/2009 A              190,099
----------------------------------------------------------------------------------------------------------------------------------
         140,000   De Soto Parish, LA Environmental
                   Improvement (International Paper Company)              6.375    05/01/2025   05/01/2011 A              143,829
----------------------------------------------------------------------------------------------------------------------------------
          50,000   East Baton Rouge, LA Mtg. Finance
                   Authority (GNMA & FNMA Mtg.)                           5.600    04/01/2022   04/01/2009 A               50,466
----------------------------------------------------------------------------------------------------------------------------------
          20,000   East Baton Rouge, LA Mtg. Finance
                   Authority (GNMA & FNMA Mtg.)                           5.700    10/01/2033   04/01/2009 A               20,195
----------------------------------------------------------------------------------------------------------------------------------
          15,000   East Baton Rouge, LA Mtg. Finance
                   Authority (GNMA & FNMA Mtg.)                           6.200    10/01/2028   10/01/2008 A               15,182
----------------------------------------------------------------------------------------------------------------------------------
          40,000   East Baton Rouge, LA Mtg. Finance
                   Authority (Single Family Mtg.)                         5.500    10/01/2025   04/01/2008 A               40,010
----------------------------------------------------------------------------------------------------------------------------------
          40,000   East Baton Rouge, LA Mtg. Finance
                   Authority (Single Family Mtg.)                         6.350    10/01/2028   04/01/2008 A               40,488
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Hammond, LA Industrial Devel. Board (Albertson's)      6.300    11/01/2008   11/01/2008                 24,880
----------------------------------------------------------------------------------------------------------------------------------
         135,000   Iberville Parish, LA Pollution Control
                   (Entergy Gulf States)                                  5.700    01/01/2014   01/01/2014                134,492
----------------------------------------------------------------------------------------------------------------------------------
       1,405,000   Jefferson Parish, LA Home Mtg.
                   Authority (Single Family Mtg.)                         5.550    06/01/2036   11/15/2011 B            1,484,425
----------------------------------------------------------------------------------------------------------------------------------
         695,000   Jefferson Parish, LA Home Mtg.
                   Authority (Single Family Mtg.)                         5.875    12/01/2021   12/01/2012 A              703,535
----------------------------------------------------------------------------------------------------------------------------------
         470,000   LA HFA (Malta Square at Sacred Heart)                  6.450    09/01/2027   09/01/2008 A              497,561
----------------------------------------------------------------------------------------------------------------------------------
         720,000   LA HFA (Malta Square at Sacred Heart)                  6.500    09/01/2038   03/01/2008 A              763,027
----------------------------------------------------------------------------------------------------------------------------------
          20,000   LA HFA (Multifamily Hsg.)                              7.100    11/01/2033   05/01/2008 A               20,398
----------------------------------------------------------------------------------------------------------------------------------
         295,000   LA HFA (Single Family Mtg.)                            5.800    06/01/2035   12/01/2008 B              301,133
----------------------------------------------------------------------------------------------------------------------------------
          10,000   LA HFA (Single Family Mtg.)                            5.900    12/01/2011   03/01/2008 B               10,112
----------------------------------------------------------------------------------------------------------------------------------
          20,000   LA HFA (Single Family Mtg.)                            5.900    12/01/2011   12/01/2008 B               20,226
----------------------------------------------------------------------------------------------------------------------------------
       1,365,000   LA HFA (Single Family Mtg.)                            6.375    06/01/2033   12/01/2008 B            1,393,269
----------------------------------------------------------------------------------------------------------------------------------
         425,000   LA HFA (Single Family Mtg.)                            6.400    06/01/2032   10/01/2008 B              430,364
----------------------------------------------------------------------------------------------------------------------------------
         495,000   LA HFA (Single Family Mtg.)                            7.450    12/01/2031   10/22/2008 B              512,112
----------------------------------------------------------------------------------------------------------------------------------
          25,000   LA HFA (St. Dominic Assisted Care)                     6.300    09/01/2015   09/01/2008 A               25,231
----------------------------------------------------------------------------------------------------------------------------------
       2,070,000   LA Local Government EF&CD
                   Authority (Bellemont Apartments)                       6.000    09/01/2022   09/01/2012 A            2,102,126
----------------------------------------------------------------------------------------------------------------------------------
       7,000,000   LA Public Facilities Authority (Centenary College)     5.625    02/01/2019   02/01/2011 A            7,031,010
----------------------------------------------------------------------------------------------------------------------------------
       6,000,000   LA Public Facilities Authority (Louisiana
                   Water Company)                                         5.450    02/01/2013   02/01/2008 A            6,010,380
----------------------------------------------------------------------------------------------------------------------------------


                  27 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
LOUISIANA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$        245,000   LA Public Facilities Authority (Touro Infirmary)       5.625%   08/15/2029   07/18/2026 C   $          240,774
----------------------------------------------------------------------------------------------------------------------------------
       4,355,000   LA Tobacco Settlement Financing Corp. (TASC)           5.875    05/15/2039   09/27/2016 C            4,191,949
----------------------------------------------------------------------------------------------------------------------------------
      24,320,000   LA Tobacco Settlement Financing Corp.
                   (TASC), Series B                                       5.500    05/15/2030   05/10/2011 B           23,964,442
----------------------------------------------------------------------------------------------------------------------------------
          30,000   New Orleans, LA Aviation Board                         5.450    10/01/2027   10/01/2009 A               30,285
----------------------------------------------------------------------------------------------------------------------------------
          25,000   New Orleans, LA Exhibit Hall Special Tax
                   (Ernest N. Morial)                                     5.250    07/15/2011   07/15/2008 A               25,040
----------------------------------------------------------------------------------------------------------------------------------
         175,000   New Orleans, LA Exhibit Hall Special
                   Tax (Ernest N. Morial) 1                               5.600    07/15/2025   01/15/2008 A              175,298
----------------------------------------------------------------------------------------------------------------------------------
          25,000   New Orleans, LA Finance Authority
                   (Single Family Mtg.)                                   5.350    12/01/2028   08/20/2008 B               25,411
----------------------------------------------------------------------------------------------------------------------------------
       2,225,000   New Orleans, LA HDC (Southwood Patio)                  7.700    02/01/2022   02/01/2008 A            2,266,207
----------------------------------------------------------------------------------------------------------------------------------
           5,000   New Orleans, LA Home Mtg.
                   Authority (Single Family Mtg.)                         6.000    12/01/2021   12/01/2008 A                5,109
----------------------------------------------------------------------------------------------------------------------------------
          30,000   New Orleans, LA Sewage Service                         5.400    06/01/2017   06/01/2008 A               30,325
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Orleans Parish, LA Parishwide School District          5.000    09/01/2014   03/01/2008 A               15,012
----------------------------------------------------------------------------------------------------------------------------------
          70,000   Orleans Parish, LA Parishwide School District          5.000    09/01/2015   03/01/2008 A               70,048
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Orleans Parish, LA Parishwide School District          5.125    09/01/2021   03/01/2008 A               15,019
----------------------------------------------------------------------------------------------------------------------------------
          55,000   Orleans Parish, LA Parishwide School District          5.125    09/01/2022   03/01/2008 A               55,037
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Orleans Parish, LA Parishwide School District          5.300    09/01/2014   03/01/2008 A               50,064
----------------------------------------------------------------------------------------------------------------------------------
         170,000   Orleans Parish, LA Parishwide School District          5.375    09/01/2017   03/01/2008 A              170,185
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Orleans Parish, LA School Board                        5.300    09/01/2012   03/01/2008 A               15,017
----------------------------------------------------------------------------------------------------------------------------------
         110,000   Orleans Parish, LA School Board                        5.300    09/01/2013   03/01/2008 A              110,119
----------------------------------------------------------------------------------------------------------------------------------
         150,000   Orleans Parish, LA School Board, Series B              5.200    02/01/2014   02/01/2008 A              150,143
----------------------------------------------------------------------------------------------------------------------------------
         340,000   Shreveport, LA Hsg. Authority (U.S. Goodman Plaza)     6.100    08/01/2019   12/26/2015 C              327,529
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Shreveport, LA Hsg. Authority (U.S. Goodman Plaza)     6.125    08/01/2010   08/15/2009 C               14,981
----------------------------------------------------------------------------------------------------------------------------------
          45,000   Slidell, LA Utilities                                  5.550    04/01/2016   04/01/2008 A               45,511
----------------------------------------------------------------------------------------------------------------------------------
          30,000   St. John Baptist Parish, LA (USX Corp.)                5.350    12/01/2013   12/01/2008 A               30,175
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Tangipahoa Parish, LA School Board Sales & Use Tax     5.350    03/15/2010   05/01/2008 A               25,041
                                                                                                               -------------------
                                                                                                                       63,709,981
----------------------------------------------------------------------------------------------------------------------------------
MAINE--0.5%
       1,800,000   Jay, ME Environmental Improvement
                   (International Paper Company) 1                        6.250    09/01/2023   09/01/2009 A            1,836,036
----------------------------------------------------------------------------------------------------------------------------------
         345,000   Jay, ME Solid Waste Disposal
                   (International Paper Company)                          5.125    06/01/2018   06/01/2018                336,427
----------------------------------------------------------------------------------------------------------------------------------


                  28 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
MAINE CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$      5,025,000   Jay, ME Solid Waste Disposal
                   (International Paper Company)                          6.200%   09/01/2019   09/01/2009 A   $        5,183,438
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   ME Finance Authority Solid Waste
                   Recycling Facilities (Great Northern Paper) 1          7.750    10/01/2022   04/01/2008 A            2,002,660
----------------------------------------------------------------------------------------------------------------------------------
           5,000   ME H&HEFA, Series A                                    5.875    07/01/2025   01/01/2008 A                5,009
----------------------------------------------------------------------------------------------------------------------------------
          15,000   ME H&HEFA, Series A                                    6.000    07/01/2024   01/01/2008 A               15,030
----------------------------------------------------------------------------------------------------------------------------------
          20,000   ME Hsg. Authority                                      5.150    11/15/2022   05/15/2012 A               20,190
----------------------------------------------------------------------------------------------------------------------------------
         140,000   ME Hsg. Authority Mtg., Series B                       5.500    11/15/2014   05/15/2009 A              142,069
----------------------------------------------------------------------------------------------------------------------------------
          20,000   ME Hsg. Authority, Series A-2                          5.250    11/15/2032   11/15/2032                 19,985
----------------------------------------------------------------------------------------------------------------------------------
          45,000   ME Hsg. Authority, Series C                            5.450    11/15/2023   05/15/2009 A               45,270
----------------------------------------------------------------------------------------------------------------------------------
          20,000   ME Hsg. Authority, Series D-1                          5.250    11/15/2015   11/15/2008 B               20,164
----------------------------------------------------------------------------------------------------------------------------------
          50,000   ME Municipal Bond Bank                                 5.300    11/01/2018   05/01/2008 A               50,576
----------------------------------------------------------------------------------------------------------------------------------
          15,000   ME Municipal Bond Bank, Series B                       5.850    11/01/2020   06/01/2008 A               15,030
----------------------------------------------------------------------------------------------------------------------------------
         100,000   ME Municipal Bond Bank, Series D                       6.300    11/01/2014   05/01/2008 A              100,258
                                                                                                               -------------------
                                                                                                                        9,792,142
----------------------------------------------------------------------------------------------------------------------------------
MARYLAND--0.2%
         655,000   Baltimore, MD Port Facilities (E.I.
                   DuPont de Nemours)                                     6.500    10/01/2011   04/01/2008 A              660,450
----------------------------------------------------------------------------------------------------------------------------------
          65,000   Baltimore, MD Port Facilities (E.I.
                   DuPont de Nemours)                                     6.500    10/01/2011   04/01/2008 A               68,142
----------------------------------------------------------------------------------------------------------------------------------
          90,000   MD Community Devel. People's
                   Resource Center (Residential)                          5.150    03/01/2018   03/01/2011 A               91,404
----------------------------------------------------------------------------------------------------------------------------------
         220,000   MD Community Devel. People's
                   Resource Center (Residential)                          5.250    09/01/2029   03/01/2011 A              220,779
----------------------------------------------------------------------------------------------------------------------------------
         245,000   MD Community Devel. People's
                   Resource Center (Residential)                          5.300    09/01/2023   03/01/2010 A              246,649
----------------------------------------------------------------------------------------------------------------------------------
          25,000   MD Community Devel. People's
                   Resource Center (Residential)                          5.375    09/01/2024   03/01/2009 A               25,276
----------------------------------------------------------------------------------------------------------------------------------
         445,000   MD Community Devel. People's
                   Resource Center (Single Family)                        5.125    04/01/2021   04/01/2011 A              448,671
----------------------------------------------------------------------------------------------------------------------------------
           5,000   MD Community Devel. People's
                   Resource Center, Series C                              5.350    07/01/2041   01/01/2011 A                4,977
----------------------------------------------------------------------------------------------------------------------------------
         245,000   MD Community Devel. People's
                   Resource Center, Series C                              5.650    07/01/2039   01/01/2009 A              250,841
----------------------------------------------------------------------------------------------------------------------------------
         500,000   MD Community Devel. People's
                   Resource Center, Series D                              6.250    07/01/2031   01/01/2010 A              509,995
----------------------------------------------------------------------------------------------------------------------------------
          65,000   MD H&HEFA (Johns Hopkins Hospital)                     5.500    07/01/2026   01/01/2008 A               65,587
----------------------------------------------------------------------------------------------------------------------------------
          75,000   MD H&HEFA (Johns Hopkins University)                   5.625    07/01/2027   01/01/2008 A               76,613
----------------------------------------------------------------------------------------------------------------------------------
          55,000   MD Industrial Devel. Financing
                   Authority (Bon Secours Health Systems)                 5.500    08/15/2020   02/15/2008 A               55,089
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Montgomery County, MD Hsg. Opportunities Commission
                   (Multifamily Mtg.), Series B                           6.400    07/01/2028   07/01/2008 A               10,232
----------------------------------------------------------------------------------------------------------------------------------
       1,815,000   Montgomery County, MD Hsg.
                   Opportunities Commission (Single Family Mtg.)          5.750    07/01/2029   01/01/2011 B            1,926,169
----------------------------------------------------------------------------------------------------------------------------------


                  29 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
Maryland Continued
----------------------------------------------------------------------------------------------------------------------------------
$         80,000   Prince Georges County, MD Hsg.
                   Authority (Langley Gardens Apartments)                 5.750%   08/20/2029   08/20/2008 A   $           81,311
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Prince Georges County, MD Hsg.
                   Authority (Single Family)                              6.150    08/01/2019   08/01/2010 A               15,340
                                                                                                               -------------------
                                                                                                                        4,757,525
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts--4.9%
          25,000   Concord, MA GO                                         4.900    07/15/2009   01/15/2008 A               25,037
----------------------------------------------------------------------------------------------------------------------------------
          35,000   MA Devel. Finance Agency (Curry College)               6.000    03/01/2031   03/01/2009 A               35,021
----------------------------------------------------------------------------------------------------------------------------------
       3,900,000   MA Devel. Finance Agency (VOA Ayer)                    6.200    02/20/2046   02/20/2015 A            4,138,407
----------------------------------------------------------------------------------------------------------------------------------
       1,215,000   MA Educational Financing Authority                     6.050    12/01/2017   12/01/2009 A            1,266,285
----------------------------------------------------------------------------------------------------------------------------------
      10,340,000   MA Educational Financing Authority, Issue E 2          5.300    01/01/2016   07/01/2010 A           10,664,417
----------------------------------------------------------------------------------------------------------------------------------
          15,000   MA Educational Financing
                   Authority, Issue E                                     5.300    01/01/2016   07/01/2010 A               15,471
----------------------------------------------------------------------------------------------------------------------------------
       1,540,000   MA Educational Financing Authority, Issue G            5.920    12/01/2014   12/01/2010 A            1,601,354
----------------------------------------------------------------------------------------------------------------------------------
         990,000   MA Educational Financing Authority, Issue G            6.000    12/01/2016   12/01/2009 A            1,030,887
----------------------------------------------------------------------------------------------------------------------------------
          10,000   MA H&EFA (Beverly Hospital Corp.)                      5.625    07/01/2013   01/01/2008 A               10,019
----------------------------------------------------------------------------------------------------------------------------------
          70,000   MA H&EFA (Cape Cod Healthcare)                         5.450    11/15/2023   11/15/2010 A               70,329
----------------------------------------------------------------------------------------------------------------------------------
       2,500,000   MA H&EFA (Capital Asset Program) 5                     6.500 8  07/01/2030   01/03/2008 D            2,500,000
----------------------------------------------------------------------------------------------------------------------------------
         155,000   MA H&EFA
                   (CC/SEMCB/CH/VRHS/HFH
                   Obligated Group)                                       5.625    07/01/2020   08/10/2018 C              155,000
----------------------------------------------------------------------------------------------------------------------------------
         160,000   MA H&EFA (CC/SEMCB/CH/VRHS/HFH Obligated Group)        5.700    07/01/2015   01/01/2009 A              163,803
----------------------------------------------------------------------------------------------------------------------------------
         700,000   MA H&EFA
                   (CC/SEMCB/CH/VRHS/HFH
                   Obligated Group)                                       5.750    07/01/2028   03/29/2023 C              679,511
----------------------------------------------------------------------------------------------------------------------------------
      17,300,000   MA H&EFA (Hebrew College) 5                            6.000 8  07/01/2031   01/02/2008 D           17,300,000
----------------------------------------------------------------------------------------------------------------------------------
         820,000   MA H&EFA (New England Medical Center)                  5.375    07/01/2024   01/01/2008 A              821,025
----------------------------------------------------------------------------------------------------------------------------------
         180,000   MA H&EFA (Schepens Eye Research Institute)             6.500    07/01/2028   07/01/2009 A              180,799
----------------------------------------------------------------------------------------------------------------------------------
         435,000   MA H&EFA (South Shore Hospital)                        5.500    07/01/2020   01/01/2008 A              441,364
----------------------------------------------------------------------------------------------------------------------------------
       1,255,000   MA H&EFA (Valley Regional Health System)               5.750    07/01/2018   01/01/2008 A            1,256,707
----------------------------------------------------------------------------------------------------------------------------------
       6,890,000   MA HFA (Rental Mtg.)                                   5.250    01/01/2046   07/01/2012 A            6,873,120
----------------------------------------------------------------------------------------------------------------------------------
       3,005,000   MA HFA (Rental Mtg.)                                   5.600    01/01/2045   07/01/2012 A            3,096,472
----------------------------------------------------------------------------------------------------------------------------------
           5,000   MA HFA, Series 22                                      6.100    06/01/2016   06/01/2008 A                5,006
----------------------------------------------------------------------------------------------------------------------------------
         235,000   MA HFA, Series A                                       5.050    06/01/2010   06/01/2008 A              238,581
----------------------------------------------------------------------------------------------------------------------------------
         375,000   MA HFA, Series A                                       5.150    12/01/2011   06/01/2008 A              380,550
----------------------------------------------------------------------------------------------------------------------------------
          35,000   MA HFA, Series A                                       5.500    07/01/2040   07/01/2010 A               35,101
----------------------------------------------------------------------------------------------------------------------------------
       1,200,000   MA HFA, Series A                                       5.550    07/01/2032   07/01/2012 A            1,214,412
----------------------------------------------------------------------------------------------------------------------------------


                  30 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
Massachusetts Continued
----------------------------------------------------------------------------------------------------------------------------------
$      2,000,000   MA HFA, Series A                                       6.000%   07/01/2041   01/01/2011 A   $        2,059,560
----------------------------------------------------------------------------------------------------------------------------------
          50,000   MA HFA, Series E                                       6.050    07/01/2020   07/01/2009 A               51,404
----------------------------------------------------------------------------------------------------------------------------------
       4,240,000   MA HFA, Series H                                       6.650    07/01/2041   07/01/2010 A            4,389,630
----------------------------------------------------------------------------------------------------------------------------------
         615,000   MA Industrial Finance Agency
                   (Arbors at Taunton)                                    5.300    06/20/2019   06/20/2011 A              632,300
----------------------------------------------------------------------------------------------------------------------------------
         265,000   MA Industrial Finance Agency (Avon Associates)         5.375    04/01/2020   04/01/2008 A              266,373
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   MA Industrial Finance Agency (Heights Crossing)        6.150    02/01/2035   02/01/2008 A            1,001,240
----------------------------------------------------------------------------------------------------------------------------------
       1,325,000   MA Industrial Finance Agency (Massachusetts
                   American Water Company)                                6.250    12/01/2010   06/01/2008 A            1,327,213
----------------------------------------------------------------------------------------------------------------------------------
         930,000   MA Industrial Finance Agency (Massachusetts
                   American Water Company)                                6.750    12/01/2025   06/01/2008 A              931,934
----------------------------------------------------------------------------------------------------------------------------------
       2,130,000   MA Industrial Finance Agency (Massachusetts
                   American Water Company)                                6.900    12/01/2029   06/01/2008 A            2,134,707
----------------------------------------------------------------------------------------------------------------------------------
       1,600,000   MA Industrial Finance Agency (TNG Draper Place)        6.450    08/20/2039   08/20/2008 A            1,694,560
----------------------------------------------------------------------------------------------------------------------------------
       1,175,000   MA Port Authority                                      5.100    07/01/2010   01/01/2008 A            1,188,019
----------------------------------------------------------------------------------------------------------------------------------
      20,000,000   MA Port Authority (Delta Airlines) 2                   5.500    01/01/2022   01/01/2011 A           20,691,500
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   MA Port Authority (Delta Airlines) 1                   5.500    01/01/2019   01/01/2012 A            1,038,380
----------------------------------------------------------------------------------------------------------------------------------
          25,000   MA Port Authority (US Airways)                         5.500    09/01/2009   03/01/2008 A               25,267
----------------------------------------------------------------------------------------------------------------------------------
         225,000   MA Port Authority (US Airways)                         5.750    09/01/2016   03/01/2008 A              227,581
----------------------------------------------------------------------------------------------------------------------------------
       1,095,000   MA Turnpike Authority, Series A                        5.125    01/01/2023   01/01/2009 A            1,107,144
----------------------------------------------------------------------------------------------------------------------------------
       1,065,000   MA Turnpike Authority, Series A                        5.550    01/01/2017   01/01/2008 A            1,081,199
----------------------------------------------------------------------------------------------------------------------------------
         125,000   Weymouth, MA GO                                        5.700    07/15/2011   01/15/2008 A              126,508
                                                                                                               -------------------
                                                                                                                       94,173,197
----------------------------------------------------------------------------------------------------------------------------------
Michigan--1.7%
          25,000   Detroit, MI GO                                         5.000    04/01/2018   04/01/2008 A               25,344
----------------------------------------------------------------------------------------------------------------------------------
         225,000   Detroit, MI Local Devel. Finance Authority
                   (Chrysler Corp.)                                       5.375    05/01/2018   08/27/2014 C              215,838
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Detroit, MI Water Supply System, Series A              5.000    07/01/2027   01/01/2008 A               25,141
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Farmington Hills, MI EDC (Botsford General
                   Hospital)                                              5.700    02/15/2015   02/15/2008 A               30,055
----------------------------------------------------------------------------------------------------------------------------------
         155,000   Flint, MI Hospital Building Authority (Hurley
                   Medical Center)                                        5.375    07/01/2020   01/23/2019 C              149,267
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Kalamazoo, MI (Downtown Devel.)                        6.000    04/01/2013   04/01/2008 A               25,176
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Kent County, MI Airport Facility (Kent County
                   International Airport)                                 5.000    01/01/2021   01/01/2010 A               25,194
----------------------------------------------------------------------------------------------------------------------------------
         115,000   Kent County, MI Airport Facility (Kent County
                   International Airport)                                 5.000    01/01/2028   01/01/2010 A              115,238
----------------------------------------------------------------------------------------------------------------------------------
          20,000   MI Higher Education Student Loan Authority             5.400    06/01/2018   06/01/2008 A               20,128
----------------------------------------------------------------------------------------------------------------------------------
         250,000   MI Hospital Finance Authority (Detroit Medical
                   Center Obligated Group)                                5.250    08/15/2028   07/25/2027 C              225,505
----------------------------------------------------------------------------------------------------------------------------------


                  31 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
Michigan Continued
----------------------------------------------------------------------------------------------------------------------------------
$        560,000   MI Hospital Finance Authority (Detroit Sinai
                   Hospital)                                              6.000%   01/01/2008   01/01/2008     $          560,000
----------------------------------------------------------------------------------------------------------------------------------
          50,000   MI Hospital Finance Authority (Holland Community
                   Hospital)                                              5.625    01/01/2028   01/01/2008 A               50,556
----------------------------------------------------------------------------------------------------------------------------------
          20,000   MI Hospital Finance Authority (St. John Hospital)      5.750    05/15/2016   05/15/2008 A               20,041
----------------------------------------------------------------------------------------------------------------------------------
       2,050,000   MI Hsg. Devel. Authority (Rental Hsg.) 1               6.100    10/01/2033   04/01/2008 A            2,094,014
----------------------------------------------------------------------------------------------------------------------------------
         385,000   MI Hsg. Devel. Authority, Series A                     5.300    10/01/2037   04/01/2011 A              382,967
----------------------------------------------------------------------------------------------------------------------------------
       2,930,000   MI Job Devel. Authority Pollution Control
                   (General Motors Corp.)                                 5.550    04/01/2009   04/01/2009              2,914,764
----------------------------------------------------------------------------------------------------------------------------------
          25,000   MI Municipal Bond Authority                            7.100    11/01/2014   05/01/2008 A               25,070
----------------------------------------------------------------------------------------------------------------------------------
       1,035,000   MI Public Educational Facilities Authority (Old
                   Redford Academy)                                       5.000    12/01/2013   01/05/2012 C            1,047,906
----------------------------------------------------------------------------------------------------------------------------------
       4,000,000   MI Strategic Fund (Clark Retirement
                   Community/Clark Retirement Community Foundation
                   Obligated Group)                                       5.300    06/01/2024   01/24/2022 C            3,892,560
----------------------------------------------------------------------------------------------------------------------------------
       4,910,000   MI Strategic Fund (Clark Retirement
                   Community/Clark Retirement Community Foundation
                   Obligated Group)                                       5.400    06/01/2028   12/24/2026 C            4,712,225
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   MI Strategic Fund Limited Obligation (Clark
                   Retirement Community/Clark Retirement Community
                   Foundation Obligated Group)                            5.650    09/01/2029   09/01/2011 A            1,015,170
----------------------------------------------------------------------------------------------------------------------------------
       1,605,000   MI Strategic Fund Limited Obligation (Detroit
                   Edison Company)                                        5.650    09/01/2029   09/01/2011 A            1,638,352
----------------------------------------------------------------------------------------------------------------------------------
         520,000   MI Strategic Fund Limited Obligation (Ford Motor
                   Company), Series A                                     6.550    10/01/2022   10/01/2022                519,948
----------------------------------------------------------------------------------------------------------------------------------
       1,425,000   MI Strategic Fund Solid Waste (S.D. Warren &
                   Company)                                               7.375    01/15/2022   01/15/2008 A            1,438,794
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   MI Tobacco Settlement Finance Authority                5.125    06/01/2022   07/12/2013 C            9,610,300
----------------------------------------------------------------------------------------------------------------------------------
         750,000   Mount Clemens, MI Hsg. Corp. (FHA Section 8),
                   Series A                                               6.600    06/01/2022   06/01/2008 A              783,030
----------------------------------------------------------------------------------------------------------------------------------
          55,000   Wayne, MI Charter County Airport (Detroit
                   Metropolitan Wayne County)                             5.000    12/01/2019   12/01/2008 A               55,742
----------------------------------------------------------------------------------------------------------------------------------
         865,000   Wayne, MI Charter County Airport (Detroit
                   Metropolitan Wayne County)                             5.000    12/01/2022   12/01/2010 A              871,730
----------------------------------------------------------------------------------------------------------------------------------
         435,000   Wayne, MI Charter County Airport (Detroit
                   Metropolitan Wayne County)                             5.000    12/01/2028   02/01/2010 A              435,566
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Wayne, MI Charter County Airport (Detroit
                   Metropolitan Wayne County)                             5.250    12/01/2014   12/01/2008 A               20,524
----------------------------------------------------------------------------------------------------------------------------------


                  32 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
Michigan Continued
----------------------------------------------------------------------------------------------------------------------------------
$         25,000   Wayne, MI Charter County Airport (Detroit
                   Metropolitan Wayne County)                             5.250%   12/01/2018   12/01/2008 A   $           25,428
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Wayne, MI Charter County Airport (Detroit
                   Metropolitan Wayne County)                             5.375    12/01/2015   12/01/2008 A               10,208
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Wexford County, MI Water Supply System                 5.850    11/01/2012   05/01/2008 A               25,793
                                                                                                               -------------------
                                                                                                                       33,007,574
----------------------------------------------------------------------------------------------------------------------------------
   Minnesota--0.1%
         740,000   Mahtomedi, MN Multifamily (Briarcliff)                 7.350    06/01/2036   06/01/2008 A              744,174
----------------------------------------------------------------------------------------------------------------------------------
          45,000   Minneapolis, MN Multifamily Hsg. (Riverside
                   Plaza)                                                 5.100    12/20/2018   12/20/2008 A               45,216
----------------------------------------------------------------------------------------------------------------------------------
         800,000   MN Agricultural & Economic Devel. Board                7.250    08/01/2020   08/01/2008 A              823,072
----------------------------------------------------------------------------------------------------------------------------------
          45,000   MN HEFA (University of St. Thomas)                     5.250    10/01/2034   10/01/2014 A               45,608
----------------------------------------------------------------------------------------------------------------------------------
         280,000   MN HFA (Single Family Mtg.)                            5.600    07/01/2013   01/01/2008 A              282,416
                                                                                                               -------------------
                                                                                                                        1,940,486
----------------------------------------------------------------------------------------------------------------------------------
 Mississippi--1.6%
       3,000,000   Adams County, MS Environmental Improvement
                   (International Paper Company) 1                        6.250    09/01/2023   12/01/2009 A            3,065,040
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Biloxi, MS GO                                          5.900    10/01/2019   10/01/2009 A               52,433
----------------------------------------------------------------------------------------------------------------------------------
         285,000   Biloxi, MS Hsg. Authority (Beauvoir Apartments)        6.250    09/01/2031   09/01/2013 A              292,541
----------------------------------------------------------------------------------------------------------------------------------
          60,000   Gulfport, MS Hospital Facility (Gulfport
                   Memorial Hospital)                                     6.125    07/01/2015   01/01/2008 A               60,107
----------------------------------------------------------------------------------------------------------------------------------
         300,000   Jackson County, MS Port Improvement                    5.250    05/01/2012   05/01/2008 A              300,492
----------------------------------------------------------------------------------------------------------------------------------
         290,000   Jackson County, MS Port Improvement                    5.250    05/01/2013   05/01/2013                290,392
----------------------------------------------------------------------------------------------------------------------------------
         355,000   Jones County, MS Solid Waste Disposal
                   (International Paper Company)                          5.800    10/01/2021   10/01/2009 A              356,395
----------------------------------------------------------------------------------------------------------------------------------
         100,000   MS Business Finance Corp. (Bomaine Corp.)              5.750    05/01/2015   05/01/2009 A              100,711
----------------------------------------------------------------------------------------------------------------------------------
      15,660,000   MS Business Finance Corp. (System Energy
                   Resources)                                             5.875    04/01/2022   04/01/2008 A           15,658,277
----------------------------------------------------------------------------------------------------------------------------------
         200,000   MS Devel. Bank Special Obligation                      5.500    07/01/2031   07/01/2011 A              201,834
----------------------------------------------------------------------------------------------------------------------------------
          25,000   MS GO (Mississippi Small Enterprise)                   5.850    07/01/2014   07/01/2008 A               25,025
----------------------------------------------------------------------------------------------------------------------------------
       2,750,000   MS Higher Education Assistance Corp., Series C         6.750    09/01/2014   03/01/2008 A            2,754,868
----------------------------------------------------------------------------------------------------------------------------------
         195,000   MS Higher Education Assistance Corp., Series C         7.500    09/01/2009   09/01/2008 A              195,495
----------------------------------------------------------------------------------------------------------------------------------
         490,000   MS Home Corp. (Single Family Mtg.)                     5.300    12/01/2023   04/01/2013 A              504,925
----------------------------------------------------------------------------------------------------------------------------------
       4,145,000   MS Home Corp. (Single Family Mtg.)                     6.350    06/01/2030   03/05/2009 B            4,236,895
----------------------------------------------------------------------------------------------------------------------------------
         465,000   MS Home Corp. (Single Family Mtg.)                     6.700    12/01/2029   12/01/2009 A              481,266
----------------------------------------------------------------------------------------------------------------------------------


                  33 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
Mississippi Continued
----------------------------------------------------------------------------------------------------------------------------------
$        140,000   MS Home Corp. (Valley State Student Hsg.)              5.200%   12/01/2023   01/08/2022 C   $          129,898
----------------------------------------------------------------------------------------------------------------------------------
         105,000   MS Home Corp. (Valley State Student Hsg.)              5.300    12/01/2028   01/08/2027 C               94,513
----------------------------------------------------------------------------------------------------------------------------------
          25,000   MS Home Corp., Series A                                6.300    06/01/2031   06/01/2014 A               26,208
----------------------------------------------------------------------------------------------------------------------------------
          50,000   MS Small Business Enterprise                           5.700    12/01/2013   06/01/2008 A               50,062
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Tupelo, MS GO                                          5.900    08/01/2013   02/01/2008 A               20,039
----------------------------------------------------------------------------------------------------------------------------------
       1,075,000   Warren County, MS Environmental Improvement
                   (International Paper Company)                          6.250    09/01/2023   09/01/2009 A            1,098,306
                                                                                                               -------------------
                                                                                                                       29,995,722
----------------------------------------------------------------------------------------------------------------------------------
    Missouri--1.6%
          20,000   Bates County, MO Hospital (Bates County Memorial
                   Hospital)                                              5.700    03/01/2026   04/09/2024 C               19,602
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Belton, MO COP                                         5.000    03/01/2018   03/01/2008 A               15,049
----------------------------------------------------------------------------------------------------------------------------------
         175,000   Belton, MO Tax Increment (Belton Town Center)          5.000    03/01/2014   09/06/2013 C              171,581
----------------------------------------------------------------------------------------------------------------------------------
         125,000   Belton, MO Tax Increment (Belton Town Center)          5.125    03/01/2015   03/01/2015                122,898
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Belton, MO Tax Increment (Belton Town Center)          5.250    03/01/2016   03/01/2016                 98,397
----------------------------------------------------------------------------------------------------------------------------------
       1,375,000   Branson, MO IDA (Branson Hills)                        6.250    05/01/2013   05/05/2011 C            1,437,796
----------------------------------------------------------------------------------------------------------------------------------
       4,095,000   Hanley/Eager Road, MO Transportation Devel.
                   District 1                                             6.750    12/01/2028   12/01/2010 D            4,100,201
----------------------------------------------------------------------------------------------------------------------------------
       1,170,000   Kansas City, MO Special Facilities (MCI Overhaul
                   Base) 1                                                5.625    09/01/2017   09/01/2015 A            1,208,856
----------------------------------------------------------------------------------------------------------------------------------
       1,200,000   Kansas City, MO Tax Increment (Briarcliff West)        5.150    06/01/2016   08/01/2013 B            1,172,028
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Kansas City, MO Tax Increment (Maincor)                5.250    03/01/2018   03/21/2016 C              488,995
----------------------------------------------------------------------------------------------------------------------------------
         150,000   Lake of the Ozarks, MO Community Bridge Corp.          5.250    12/01/2026   03/24/2024 C              137,450
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Lees Summit, MO Tax (Summitwoods Crossing)             6.250    05/01/2017   05/01/2008 A               20,052
----------------------------------------------------------------------------------------------------------------------------------
       1,110,000   Maplewood, MO Tax (Maplewood South Redevel.)           5.200    11/01/2022   09/01/2012 B            1,042,468
----------------------------------------------------------------------------------------------------------------------------------
          10,000   MO Environmental Improvement & Energy Resources
                   Authority                                              5.100    01/01/2011   01/01/2008 A               10,112
----------------------------------------------------------------------------------------------------------------------------------
          35,000   MO Environmental Improvement & Energy Resources
                   Authority                                              5.125    01/01/2019   01/01/2008 A               35,398
----------------------------------------------------------------------------------------------------------------------------------
          55,000   MO Environmental Improvement & Energy Resources
                   Authority (Missouri-American Water Company)            5.000    11/01/2028   05/01/2008 A               55,003
----------------------------------------------------------------------------------------------------------------------------------
         205,000   MO Environmental Improvement & Energy Resources
                   Authority (Missouri-American Water Company)            5.900    03/01/2030   03/01/2008 A              209,184
----------------------------------------------------------------------------------------------------------------------------------


                  34 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
Missouri Continued
----------------------------------------------------------------------------------------------------------------------------------
$        355,000   MO Environmental Improvement & Energy Resources
                   Authority (St. Louis County Water Company)             5.100%   03/01/2028   03/01/2008 A   $          355,050
----------------------------------------------------------------------------------------------------------------------------------
          25,000   MO Environmental Improvement & Energy Resources
                   Authority (Tri County Water Authority)                 5.750    04/01/2019   04/01/2009 A               25,268
----------------------------------------------------------------------------------------------------------------------------------
         110,000   MO H&EFA (FHS)                                         5.500    02/15/2024   02/15/2008 A              110,244
----------------------------------------------------------------------------------------------------------------------------------
          25,000   MO H&EFA (St. Lukes-Shawnee Mission Health System)     5.375    11/15/2021   05/15/2008 A               25,281
----------------------------------------------------------------------------------------------------------------------------------
          20,000   MO H&EFA (William Woods University)                    5.200    09/01/2029   10/09/2027 C               17,642
----------------------------------------------------------------------------------------------------------------------------------
          35,000   MO HDC (Single Family Hsg.)                            6.100    09/01/2024   09/01/2009 A               35,811
----------------------------------------------------------------------------------------------------------------------------------
         840,000   MO HDC (Single Family Hsg.)                            6.450    09/01/2029   09/01/2008 A              906,898
----------------------------------------------------------------------------------------------------------------------------------
       5,580,000   MO HDC (Single Family Mtg.)                            6.050    03/01/2037   09/01/2015 A            5,988,177
----------------------------------------------------------------------------------------------------------------------------------
          10,000   MO HDC (Single Family Mtg.)                            6.200    09/01/2025   11/20/2009 B               10,358
----------------------------------------------------------------------------------------------------------------------------------
       5,760,000   MO HDC (Single Family Mtg.)                            6.230    03/01/2032   10/15/2009 B            6,082,272
----------------------------------------------------------------------------------------------------------------------------------
          65,000   MO HDC (Single Family Mtg.)                            7.250    09/01/2026   09/01/2008 B               66,085
----------------------------------------------------------------------------------------------------------------------------------
          25,000   MO HDC (Single Family-Homeownership Loan)              5.550    09/01/2018   03/01/2011 A               25,238
----------------------------------------------------------------------------------------------------------------------------------
          85,000   MO HDC (Single Family-Homeownership Loan)              6.125    03/01/2028   01/01/2008 A               86,956
----------------------------------------------------------------------------------------------------------------------------------
          40,000   MO HDC (Truman Farm Villas)                            5.750    10/01/2011   10/01/2008 A               40,437
----------------------------------------------------------------------------------------------------------------------------------
          20,000   MO Higher Education Student Loan Authority             5.650    02/15/2010   02/15/2008 A               20,040
----------------------------------------------------------------------------------------------------------------------------------
         200,000   Raymore, MO Tax Increment                              5.000    03/01/2012   03/01/2012                197,364
----------------------------------------------------------------------------------------------------------------------------------
         300,000   Raymore, MO Tax Increment                              5.000    03/01/2013   03/01/2013                294,300
----------------------------------------------------------------------------------------------------------------------------------
         275,000   Raymore, MO Tax Increment                              5.125    03/01/2014   03/01/2014                270,069
----------------------------------------------------------------------------------------------------------------------------------
         230,000   Raymore, MO Tax Increment                              5.125    03/01/2015   03/01/2015                224,135
----------------------------------------------------------------------------------------------------------------------------------
       2,335,000   Richmond Heights, MO Tax Increment &
                   Transportation
                   Sales Tax                                              5.200    11/01/2021   07/21/2015 C            2,180,236
----------------------------------------------------------------------------------------------------------------------------------
         135,000   Sikeston, MO Electric                                  5.000    06/01/2022   06/01/2008 A              135,128
----------------------------------------------------------------------------------------------------------------------------------
       1,935,000   Springfield, MO Land Clearance Devel. Authority
                   (University Plaza Redevel. Corp.)                      6.600    10/01/2011   04/01/2008 A            1,943,030
----------------------------------------------------------------------------------------------------------------------------------
         500,000   St. Joseph, MO IDA (Shoppes at North Village)          5.100    11/01/2019   06/06/2018 C              471,475
----------------------------------------------------------------------------------------------------------------------------------
          10,000   St. Louis County, MO IDA (South Summit
                   Apartments) 5                                          6.050    04/20/2027   04/20/2008 A               10,233
----------------------------------------------------------------------------------------------------------------------------------
          35,000   St. Louis, MO Land Clearance Redevel. Authority
                   (Kiel Site Lease)                                      5.300    07/01/2016   07/01/2008 A               35,379
----------------------------------------------------------------------------------------------------------------------------------
          10,000   St. Louis, MO Land Clearance Redevel. Authority
                   (West End Apartments)                                  6.000    04/01/2024   02/01/2008 A               10,110
----------------------------------------------------------------------------------------------------------------------------------
         675,000   Strother, MO Interchange Transportation Devel.
                   District (Lees Summit)                                 5.000    05/01/2024   02/03/2012 B              613,460
----------------------------------------------------------------------------------------------------------------------------------
          10,000   University City, MO IDA (Canterbury Gardens)           5.900    12/20/2020   06/20/2008 A               10,216
                                                                                                               -------------------
                                                                                                                       30,535,962


                  35 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
MONTANA--0.2%
$         35,000   Crow, MT Finance Authority (Tribal)                    5.650%   10/01/2017   04/01/2008 A   $           35,748
----------------------------------------------------------------------------------------------------------------------------------
         215,000   Crow, MT Finance Authority (Tribal)                    5.700    10/01/2027   10/01/2009 A              219,472
----------------------------------------------------------------------------------------------------------------------------------
          25,000   MT Board of Hsg. (Single Family Mtg.)                  5.450    06/01/2027   06/01/2008 A               25,165
----------------------------------------------------------------------------------------------------------------------------------
       1,185,000   MT Board of Hsg. (Single Family Mtg.)                  5.600    12/01/2023   12/01/2010 A            1,195,037
----------------------------------------------------------------------------------------------------------------------------------
          10,000   MT Board of Hsg. (Single Family Mtg.)                  5.750    06/01/2030   06/01/2009 A               10,101
----------------------------------------------------------------------------------------------------------------------------------
         410,000   MT Higher Education Student
                   Assistance Corp.                                       5.500    12/01/2031   12/01/2010 A              411,948
----------------------------------------------------------------------------------------------------------------------------------
       2,290,000   MT Higher Education Student
                   Assistance Corp.                                       6.400    12/01/2032   12/01/2009 A            2,333,991
                                                                                                               -------------------
                                                                                                                        4,231,462
----------------------------------------------------------------------------------------------------------------------------------
MULTI STATES--1.5%
      10,000,000   Centerline Equity Issuer Trust                         6.000    04/30/2015   04/30/2015             10,658,100
----------------------------------------------------------------------------------------------------------------------------------
       6,000,000   Munimae TE Bond Subsidiary                             5.125    11/29/2049   09/30/2015 D            6,202,380
----------------------------------------------------------------------------------------------------------------------------------
       8,000,000   Munimae TE Bond Subsidiary                             5.300    11/29/2049   09/30/2015 D            8,192,320
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Munimae TE Bond Subsidiary                             5.500    11/29/2049   09/30/2015 D            3,091,020
                                                                                                               -------------------
                                                                                                                       28,143,820
----------------------------------------------------------------------------------------------------------------------------------
NEBRASKA--0.0%
          50,000   Dawson County, NE Sanitation &
                   Improvement District (IBP)                             5.250    02/01/2009   02/01/2009                 49,996
----------------------------------------------------------------------------------------------------------------------------------
          35,000   Dawson County, NE Sanitation &
                   Improvement District (IBP)                             5.550    02/01/2017   08/26/2015 C               34,652
----------------------------------------------------------------------------------------------------------------------------------
           5,000   NE Investment Finance Authority
                   (Multifamily Hsg.)                                     6.000    12/01/2015   06/01/2008 A                5,003
----------------------------------------------------------------------------------------------------------------------------------
          30,000   NE Investment Finance Authority
                   (Multifamily Hsg.)                                     6.200    06/01/2028   06/01/2008 A               30,018
----------------------------------------------------------------------------------------------------------------------------------
          85,000   NE Investment Finance Authority
                   (Single Family Hsg.)                                   5.150    03/01/2029   01/24/2025 C               84,940
----------------------------------------------------------------------------------------------------------------------------------
          25,000   NE Investment Finance Authority
                   (Single Family Hsg.)                                   5.350    09/01/2032   03/01/2012 A               25,880
----------------------------------------------------------------------------------------------------------------------------------
          10,000   NE Investment Finance Authority
                   (Single Family Hsg.)                                   5.650    09/01/2029   09/01/2009 A               10,049
----------------------------------------------------------------------------------------------------------------------------------
          10,000   NE Investment Finance Authority
                   (Single Family Hsg.), Series C                         6.250    03/01/2021   05/01/2009 A               10,240
----------------------------------------------------------------------------------------------------------------------------------
         300,000   NE Student Loan (Nebhelp)                              6.000    06/01/2028   03/10/2008 A              303,516
----------------------------------------------------------------------------------------------------------------------------------
          60,000   NE Student Loan (Nebhelp)                              6.400    06/01/2013   03/02/2010 C               62,108
----------------------------------------------------------------------------------------------------------------------------------
         105,000   Sarpy County, NE Sanitation &
                   Improvement Districts No. 179
                   (Eagle Crest)                                          5.700    10/01/2021   10/01/2008 A              105,084
----------------------------------------------------------------------------------------------------------------------------------
          55,000   Scotts Bluff County, NE Hospital
                   Authority (Regional West Medical Center)               6.375    12/15/2008   06/15/2008 A               55,109
                                                                                                               -------------------
                                                                                                                          776,595
----------------------------------------------------------------------------------------------------------------------------------
NEVADA--0.7%
          75,000   Clark County, NV Improvement
                   District (Hiko Springs)                                5.400    12/15/2015   06/15/2008 A               75,769
----------------------------------------------------------------------------------------------------------------------------------


                  36 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEVADA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$      1,725,000   Clark County, NV Industrial Devel.
                   (Nevada Power Company) 1                               5.600%   10/01/2030   10/01/2030     $        1,576,012
----------------------------------------------------------------------------------------------------------------------------------
         400,000   Clark County, NV Industrial Devel.
                   (Southwest Gas Corp.)                                  5.450    03/01/2038   03/01/2013 A              416,104
----------------------------------------------------------------------------------------------------------------------------------
       8,555,000   Las Vegas, NV Paiute Tribe, Series A                   6.125    11/01/2012   05/30/2010 C            8,686,063
----------------------------------------------------------------------------------------------------------------------------------
         200,000   Las Vegas, NV Paiute Tribe, Series A                   6.625    11/01/2017   11/01/2012 A              210,972
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Las Vegas, NV Sewer                                    5.000    10/01/2010   04/01/2008 A               25,000
----------------------------------------------------------------------------------------------------------------------------------
         250,000   Las Vegas, NV Special Improvement
                   District (Sumerlin Village)                            5.500    06/01/2015   06/01/2015                247,665
----------------------------------------------------------------------------------------------------------------------------------
       1,800,000   NV Hsg. (Multi-Unit Hsg.)                              7.450    10/01/2017   01/01/2008 A            1,840,032
----------------------------------------------------------------------------------------------------------------------------------
         130,000   NV Hsg. Division (Campaige Place)                      5.450    10/01/2018   10/01/2008 A              130,659
----------------------------------------------------------------------------------------------------------------------------------
          45,000   NV Hsg. Division (Multi-Unit Hsg.)                     5.550    10/01/2028   10/01/2008 A               45,121
----------------------------------------------------------------------------------------------------------------------------------
         290,000   NV Hsg. Division (Multi-Unit Hsg.)                     5.900    10/01/2016   04/01/2010 A              297,288
----------------------------------------------------------------------------------------------------------------------------------
          15,000   NV Hsg. Division (Single Family Mtg.)                  5.300    04/01/2028   04/01/2009 A               15,116
----------------------------------------------------------------------------------------------------------------------------------
          15,000   NV Hsg. Division (Single Family Mtg.)                  5.650    04/01/2022   10/01/2011 A               15,141
----------------------------------------------------------------------------------------------------------------------------------
          10,000   NV Hsg. Division (Single Family Mtg.),
                   Series B                                               5.650    10/01/2021   10/01/2010 A               10,140
----------------------------------------------------------------------------------------------------------------------------------
          60,000   Washoe County, NV (Reno/Sparks
                   Convention)                                            5.600    07/01/2010   01/01/2008 A               60,121
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Washoe County, NV GO                                   5.250    06/01/2011   06/01/2008 A               50,086
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Washoe, NV HFC (Washoe Mills
                   Apartments)                                            6.125    07/01/2022   01/01/2008 A               15,017
                                                                                                               -------------------
                                                                                                                       13,716,306
----------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE--1.1%
          15,000   Manchester, NH Hsg. & Redevel.
                   Authority, Series A                                    6.000    01/01/2011   01/01/2011                 15,403
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Manchester, NH Hsg. & Redevel.
                   Authority, Series A 1                                  6.750    01/01/2014   01/01/2010 A            2,076,420
----------------------------------------------------------------------------------------------------------------------------------
         300,000   NH Business Finance Authority
                   (Pennichuck Water Works)                               6.300    05/01/2022   05/01/2008 A              306,519
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   NH Business Finance Authority
                   (Public Service Company of New
                   Hampshire)                                             6.000    05/01/2021   05/01/2008 A           10,256,200
----------------------------------------------------------------------------------------------------------------------------------
         200,000   NH Business Finance Authority
                   (Public Service Company of New
                   Hampshire)                                             6.000    05/01/2021   05/01/2008 A              204,138
----------------------------------------------------------------------------------------------------------------------------------
         210,000   NH HE&HFA (Dartmouth College)                          5.450    06/01/2025   06/01/2008 A              210,296
----------------------------------------------------------------------------------------------------------------------------------
         100,000   NH HE&HFA (Dartmouth College)                          5.550    06/01/2023   06/01/2008 A              101,387
----------------------------------------------------------------------------------------------------------------------------------
         125,000   NH HE&HFA (Franklin Pierce College)                    5.250    10/01/2018   11/08/2016 C              119,209
----------------------------------------------------------------------------------------------------------------------------------
         150,000   NH HE&HFA (New Hampton School)                         5.250    10/01/2018   10/01/2010 A              150,998
----------------------------------------------------------------------------------------------------------------------------------
           5,000   NH HFA                                                 6.125    01/01/2018   01/01/2008 A                5,119
----------------------------------------------------------------------------------------------------------------------------------
          60,000   NH HFA (Prescott Hills Apartments)                     6.150    07/01/2040   01/01/2010 A               60,939
----------------------------------------------------------------------------------------------------------------------------------
         200,000   NH HFA (Single Family Mtg.)                            5.200    01/01/2024   07/01/2013 A              201,922
----------------------------------------------------------------------------------------------------------------------------------
          10,000   NH HFA (Single Family Mtg.)                            5.450    07/01/2021   01/01/2012 A               10,199
----------------------------------------------------------------------------------------------------------------------------------
          75,000   NH HFA (Single Family Mtg.)                            5.850    07/01/2017   07/01/2009 A               76,584
----------------------------------------------------------------------------------------------------------------------------------


                  37 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW HAMPSHIRE CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$      5,225,000   NH HFA (Single Family Mtg.)                            5.875%   07/01/2021   03/01/2010 B   $        5,535,104
----------------------------------------------------------------------------------------------------------------------------------
          60,000   NH HFA (Single Family Mtg.)                            6.150    07/01/2029   12/01/2011 A               61,437
----------------------------------------------------------------------------------------------------------------------------------
         865,000   NH HFA (Single Family Mtg.)                            6.300    07/01/2031   01/01/2012 A              896,382
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   NH IDA (Connecticut Light & Power
                   Company)                                               5.900    11/01/2016   11/01/2008 A            1,011,980
----------------------------------------------------------------------------------------------------------------------------------
          35,000   NH IDA (Connecticut Light & Power
                   Company)                                               5.900    08/01/2018   10/01/2008 A               35,868
                                                                                                               -------------------
                                                                                                                       21,336,104
----------------------------------------------------------------------------------------------------------------------------------
NEW JERSEY--3.8%
      14,000,000   NJ EDA (Cigarette Tax)                                 5.625    06/15/2019   06/15/2010 A           14,040,880
----------------------------------------------------------------------------------------------------------------------------------
       3,500,000   NJ EDA (Continental Airlines)                          6.625    09/15/2012   09/15/2012              3,485,615
----------------------------------------------------------------------------------------------------------------------------------
       4,450,000   NJ EDA (Trigen-Trenton District
                   Energy Company)                                        6.200    12/01/2010   06/01/2008 A            4,456,809
----------------------------------------------------------------------------------------------------------------------------------
         645,000   NJ Health Care Facilities Financing
                   Authority (Raritan Bay Medical Center)                 7.250    07/01/2014   01/01/2008 A              654,611
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   NJ Tobacco Settlement Financing Corp. 7                4.500    06/01/2023   11/06/2011 B            4,594,400
----------------------------------------------------------------------------------------------------------------------------------
      43,335,000   NJ Tobacco Settlement Financing
                   Corp. (TASC)                                           5.750    06/01/2032   06/01/2012 A           46,486,321
----------------------------------------------------------------------------------------------------------------------------------
         155,000   NJ Tobacco Settlement Financing
                   Corp. (TASC)                                           6.000    06/01/2037   06/01/2012 A              172,704
                                                                                                               -------------------
                                                                                                                       73,891,340
----------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO--1.5%
       3,500,000   Bernalillo County, NM Multifamily
                   Hsg. (Mountain View)                                   7.500    09/20/2033   09/20/2008 A            3,703,280
----------------------------------------------------------------------------------------------------------------------------------
       1,175,000   Farmington, NM Pollution Control                       5.800    04/01/2022   04/01/2008 A            1,179,136
----------------------------------------------------------------------------------------------------------------------------------
         545,000   Farmington, NM Pollution Control
                   (Public Service Company of New Mexico)                 5.700    12/01/2016   06/01/2008 A              551,578
----------------------------------------------------------------------------------------------------------------------------------
       6,975,000   Farmington, NM Pollution Control
                   (Public Service Company of New Mexico) 7               5.800    04/01/2022   04/01/2008 A            6,999,552
----------------------------------------------------------------------------------------------------------------------------------
         300,000   Farmington, NM Pollution Control
                   (Public Service Company of New Mexico)                 5.800    04/01/2022   04/01/2008 A              301,056
----------------------------------------------------------------------------------------------------------------------------------
       4,125,000   Farmington, NM Pollution Control
                   (Public Service Company of New Mexico)                 6.300    12/01/2016   12/01/2008 A            4,135,808
----------------------------------------------------------------------------------------------------------------------------------
       1,235,000   Farmington, NM Pollution Control
                   (Public Service Company of New Mexico)                 6.375    04/01/2022   04/01/2008 A            1,261,664
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Farmington, NM Pollution Control
                   (Tucson Electric Power Company)                        6.950    10/01/2020   10/01/2008 A            3,053,370
----------------------------------------------------------------------------------------------------------------------------------
         160,000   Hobbs, NM Health Facilities
                   (Evangelical Lutheran Good
                   Samaritan Society)                                     5.500    05/01/2026   05/01/2008 A              160,688
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Jemez Mountain, NM Public School
                   District No. 53                                        5.700    11/01/2009   05/01/2008 A               20,032
----------------------------------------------------------------------------------------------------------------------------------


                  38 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
NEW MEXICO CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$         25,000   NM Mtg. Finance Authority (Bluffs at
                   Tierra Contenta)                                       5.200%   01/01/2019   01/01/2009 A   $           25,139
----------------------------------------------------------------------------------------------------------------------------------
          15,000   NM Mtg. Finance Authority (Rio
                   Volcan Apartments)                                     5.650    07/01/2018   07/01/2009 A               15,181
----------------------------------------------------------------------------------------------------------------------------------
          30,000   NM Mtg. Finance Authority (Single
                   Family Mtg.)                                           5.000    09/01/2022   03/01/2012 A               30,185
----------------------------------------------------------------------------------------------------------------------------------
          15,000   NM Mtg. Finance Authority (Single
                   Family Mtg.)                                           5.350    07/01/2023   07/01/2010 A               15,123
----------------------------------------------------------------------------------------------------------------------------------
           5,000   NM Mtg. Finance Authority (Single
                   Family Mtg.)                                           5.700    09/01/2014   09/01/2009 A                5,048
----------------------------------------------------------------------------------------------------------------------------------
       1,335,000   NM Mtg. Finance Authority (Single
                   Family Mtg.)                                           5.850    01/01/2037   12/01/2011 B            1,424,178
----------------------------------------------------------------------------------------------------------------------------------
           5,000   NM Mtg. Finance Authority (Single
                   Family Mtg.)                                           5.875    09/01/2021   03/01/2010 A                5,052
----------------------------------------------------------------------------------------------------------------------------------
           5,000   NM Mtg. Finance Authority (Single
                   Family Mtg.)                                           6.000    01/01/2029   01/01/2010 A                5,104
----------------------------------------------------------------------------------------------------------------------------------
       4,600,000   NM Mtg. Finance Authority (Single
                   Family Mtg.)                                           6.150    07/01/2037   08/15/2011 B            4,925,266
----------------------------------------------------------------------------------------------------------------------------------
         225,000   NM Regional Hsg. Authority
                   (Washington Place Apartments)                          5.500    08/15/2020   10/30/2017 C              220,478
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Santa Fe, NM Single Family Mtg.
                   (FNMA & GNMA Mtg. Backed Securities),
                   Series A                                               6.300    11/01/2028   05/01/2008 A               15,010
----------------------------------------------------------------------------------------------------------------------------------
         125,000   Villa Hermosa, NM Affordable Hsg.
                   Corp. (Villa Hermosa Apartments)                       5.900    05/20/2027   05/20/2008 A              127,556
                                                                                                               -------------------
                                                                                                                       28,179,484
----------------------------------------------------------------------------------------------------------------------------------
NEW YORK--0.5%
      10,000,000   NY Tobacco Settlement Financing
                   Corp., Series B 2                                      5.500    06/01/2017   06/01/2011 A           10,534,650
----------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA--0.8%
         115,000   NC Eastern Municipal Power Agency                      5.750    01/01/2026   01/01/2011 A              117,215
----------------------------------------------------------------------------------------------------------------------------------
         415,000   NC Eastern Municipal Power
                   Agency, Series B                                       5.500    01/01/2017   01/01/2008 A              415,755
----------------------------------------------------------------------------------------------------------------------------------
       1,215,000   NC Eastern Municipal Power
                   Agency, Series B                                       5.500    01/01/2021   01/01/2008 A            1,215,632
----------------------------------------------------------------------------------------------------------------------------------
          75,000   NC Eastern Municipal Power
                   Agency, Series B                                       5.500    01/01/2021   01/01/2008 A               75,128
----------------------------------------------------------------------------------------------------------------------------------
         165,000   NC Eastern Municipal Power
                   Agency, Series B                                       5.500    01/01/2021   01/01/2008 A              165,282
----------------------------------------------------------------------------------------------------------------------------------
          30,000   NC Eastern Municipal Power
                   Agency, Series B                                       6.250    01/01/2023   01/01/2008 A               30,064
----------------------------------------------------------------------------------------------------------------------------------
       3,635,000   NC HFA                                                 5.750    03/01/2017   03/01/2008 A            3,728,274
----------------------------------------------------------------------------------------------------------------------------------
       2,230,000   NC HFA                                                 6.000    07/01/2016   07/01/2009 A            2,265,546
----------------------------------------------------------------------------------------------------------------------------------
          15,000   NC HFA (Single Family)                                 5.350    09/01/2028   03/01/2008 A               15,581
----------------------------------------------------------------------------------------------------------------------------------
         120,000   NC HFA (Single Family)                                 5.600    09/01/2019   03/01/2008 A              124,264
----------------------------------------------------------------------------------------------------------------------------------
       1,645,000   NC HFA (Single Family)                                 6.250    03/01/2028   03/01/2008 A            1,727,678
----------------------------------------------------------------------------------------------------------------------------------
       2,400,000   NC Medical Care Commission
                   (GHC/GHS/GMH Obligated Group)                          5.400    02/15/2011   02/15/2008 A            2,404,272
----------------------------------------------------------------------------------------------------------------------------------
       1,195,000   NC Medical Care Commission
                   (GHC/GHS/GMH Obligated Group)                          5.500    02/15/2015   02/15/2008 A            1,196,697
----------------------------------------------------------------------------------------------------------------------------------


                  39 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
NORTH CAROLINA CONTINUED
$      1,425,000   NC Medical Care Commission
                   (GHC/GHS/GMH Obligated Group)                          5.500%   02/15/2019   02/15/2008 A   $        1,426,425
                                                                                                               -------------------
                                                                                                                       14,907,813
----------------------------------------------------------------------------------------------------------------------------------
NORTH DAKOTA--0.1%
          60,000   Fargo, ND Health System
                   (Meritcare Hospital/Meritcare Med
                   Group Obligated Group)                                 5.375    06/01/2027   06/01/2008 A               60,977
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Mercer County, ND Pollution
                   Control (Northwestern Public
                   Service Company)                                       5.850    06/01/2023   06/01/2008 A               50,376
----------------------------------------------------------------------------------------------------------------------------------
         100,000   ND Board of Higher Education
                   Student Services Facilities                            5.500    08/01/2023   09/09/2021 C               98,709
----------------------------------------------------------------------------------------------------------------------------------
          10,000   ND HFA                                                 5.150    01/01/2019   01/01/2011 A               10,147
----------------------------------------------------------------------------------------------------------------------------------
          60,000   ND HFA (Home Mtg.)                                     5.150    07/01/2014   07/01/2010 A               61,118
----------------------------------------------------------------------------------------------------------------------------------
          15,000   ND HFA (Home Mtg.)                                     5.850    07/01/2028   07/01/2009 A               15,108
----------------------------------------------------------------------------------------------------------------------------------
          70,000   ND HFA (Home Mtg.)                                     5.950    07/01/2017   07/01/2009 A               71,547
----------------------------------------------------------------------------------------------------------------------------------
         365,000   ND HFA, Series B                                       5.300    07/01/2024   07/01/2012 A              372,114
----------------------------------------------------------------------------------------------------------------------------------
          25,000   ND HFA, Series C                                       5.650    07/01/2013   07/01/2010 A               25,493
----------------------------------------------------------------------------------------------------------------------------------
          15,000   ND HFA, Series F                                       5.550    01/01/2012   01/01/2010 A               15,268
----------------------------------------------------------------------------------------------------------------------------------
         160,000   Oliver County, ND Pollution Control
                   (Square Butte Electric Cooperative)                    5.300    01/01/2027   01/01/2011 A              165,395
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Oliver County, ND Solid Waste
                   (Square Butte Electric Cooperative)                    5.450    01/01/2024   01/01/2009 A               51,504
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Williston, ND Health Facilities
                   (Catholic Health Corp.)                                5.500    11/15/2014   05/15/2008 A               15,027
                                                                                                               -------------------
                                                                                                                        1,012,783
----------------------------------------------------------------------------------------------------------------------------------
OHIO--4.9%
         100,000   Adams County, OH Valley Local
                   School District                                        5.250    12/01/2021   06/01/2008 A              100,148
----------------------------------------------------------------------------------------------------------------------------------
          70,000   Akron, OH Economic Devel.                              5.000    12/01/2018   12/01/2009 A               71,485
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Buckeye, OH Tobacco Settlement
                   Financing Authority (TASC)                             0.000 6  06/01/2037   01/06/2023 C            3,667,850
----------------------------------------------------------------------------------------------------------------------------------
      50,000,000   Buckeye, OH Tobacco Settlement
                   Financing Authority (TASC)                             5.125    06/01/2024   03/22/2013 B           47,341,000
----------------------------------------------------------------------------------------------------------------------------------
       3,095,000   Buckeye, OH Tobacco Settlement
                   Financing Authority (TASC)                             5.375    06/01/2024   03/22/2013 B            2,993,298
----------------------------------------------------------------------------------------------------------------------------------
          70,000   Centerville, OH GO                                     5.625    12/01/2026   06/01/2008 A               70,563
----------------------------------------------------------------------------------------------------------------------------------
         395,000   Cleveland, OH Airport (Continental
                   Airlines) 1                                            5.500    12/01/2008   06/05/2008 C              392,085
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Columbus, OH Municipal Airport
                   Authority                                              5.000    01/01/2028   01/01/2008 A               50,500
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Columbus, OH Sewer Improvement
                   Bonds                                                  6.000    09/15/2010   03/15/2008 A               50,222
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Cuyahoga County, OH Hospital
                   (University Hospitals of Cleveland)                    9.000    06/01/2011   06/01/2008 A               11,001
----------------------------------------------------------------------------------------------------------------------------------
       1,250,000   Cuyahoga County, OH Hospital
                   Facilities (Canton)                                    7.500    01/01/2030   07/01/2010 A            1,346,613
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Dayton, OH Special Facilities
                   (EAFC/EWA Obligated Group)                             5.625    02/01/2018   02/01/2008 A               51,053
----------------------------------------------------------------------------------------------------------------------------------


                  40 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
OHIO CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$        100,000   Franklin County, OH Mtg. (Gateway
                   Apartment Homes)                                       5.800%   12/20/2028   12/20/2013 A   $          103,952
----------------------------------------------------------------------------------------------------------------------------------
          40,000   Franklin County, OH Mtg. (Villas at St.
                   Therese)                                               5.250    12/20/2039   12/20/2011 A               40,391
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Franklin County, OH Mtg. (Villas at St.
                   Therese)                                               5.500    07/01/2021   07/01/2008 A               20,130
----------------------------------------------------------------------------------------------------------------------------------
       3,845,000   Franklin County, OH Multifamily
                   (Wellington Hsg. Partners)                             5.400    02/20/2043   02/20/2014 A            3,835,695
----------------------------------------------------------------------------------------------------------------------------------
       1,880,000   Grove City, OH Tax Increment Financing                 5.125    12/01/2016   06/12/2013 C            1,801,360
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Lake County, OH Sewer District
                   Improvements                                           5.850    12/01/2016   06/01/2008 A               25,304
----------------------------------------------------------------------------------------------------------------------------------
         425,000   Lucas County, OH GO                                    6.500    12/01/2016   06/01/2008 A              430,406
----------------------------------------------------------------------------------------------------------------------------------
         200,000   Lucas County, OH Hospital (Toledo
                   Hospital/Flower Hospital Obligated
                   Group)                                                 5.750    11/15/2011   05/15/2008 A              202,402
----------------------------------------------------------------------------------------------------------------------------------
          45,000   Lucas-Palmer, OH HDC (Palmer Gardens)                  6.125    07/01/2025   01/01/2008 A               45,048
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Miamisburg, OH (Municipal Golf Course)                 5.100    12/01/2021   06/01/2008 A               20,028
----------------------------------------------------------------------------------------------------------------------------------
          40,000   Middletown, OH GO                                      6.050    12/01/2013   06/01/2008 A               40,091
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Montgomery County, OH Multifamily Hsg.
                   (Creekside Villas)                                     6.000    09/01/2031   09/01/2009 A               25,252
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Muskingum County, OH Hospital
                   Facilities (FSCCHM)                                    5.375    02/15/2012   02/15/2008 A               30,050
----------------------------------------------------------------------------------------------------------------------------------
          50,000   OH Capital Corp. for Hsg. (The
                   Conifers) 5                                            6.300    06/01/2028   06/01/2008 A               51,266
----------------------------------------------------------------------------------------------------------------------------------
         460,000   OH Economic Devel. (Astro
                   Instrumentation)                                       5.450    06/01/2022   06/01/2012 A              478,437
----------------------------------------------------------------------------------------------------------------------------------
          10,000   OH Economic Devel. (Enterprise Bond
                   Fund)                                                  6.500    12/01/2009   06/01/2008 A               10,017
----------------------------------------------------------------------------------------------------------------------------------
         240,000   OH Environmental Facilities (Ford Motor
                   Company)                                               5.950    09/01/2029   09/01/2029                225,329
----------------------------------------------------------------------------------------------------------------------------------
          50,000   OH HFA                                                 5.250    09/01/2030   09/01/2010 A               51,196
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   OH HFA                                                 5.375    03/01/2037   03/01/2016 A            2,126,240
----------------------------------------------------------------------------------------------------------------------------------
          25,000   OH HFA                                                 5.750    09/01/2030   07/01/2009 A               25,245
----------------------------------------------------------------------------------------------------------------------------------
       9,195,000   OH HFA (Residential Mtg.)                              5.625    03/01/2032   04/17/2009 B            9,690,151
----------------------------------------------------------------------------------------------------------------------------------
       6,985,000   OH HFA, Series D                                       5.450    09/01/2031   05/16/2009 B            7,286,473
----------------------------------------------------------------------------------------------------------------------------------
          60,000   OH Water Devel. Authority                              9.375    12/01/2010   06/01/2008 A               65,161
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Pleasant, OH Local School District                     5.100    12/01/2018   06/01/2008 A               10,014
----------------------------------------------------------------------------------------------------------------------------------
       1,965,000   Port of Greater Cincinnati, OH Devel.
                   Authority (Public Parking
                   Infrastructure)                                        6.300    02/15/2024   02/15/2014 A            2,015,618
----------------------------------------------------------------------------------------------------------------------------------
       1,950,000   Port of Greater Cincinnati, OH Devel.
                   Authority (Public Parking
                   Infrastructure)                                        6.400    02/15/2034   02/15/2014 A            1,983,735
----------------------------------------------------------------------------------------------------------------------------------
         125,000   Reynoldsburg, OH Health Care Facilities
                   (Wesley Ridge)                                         6.150    10/20/2038   04/20/2008 A              128,956
----------------------------------------------------------------------------------------------------------------------------------


                  41 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
OHIO CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$        215,000   Scioto County, OH Marine Terminal
                   Facility (Norfolk & Western Railway
                   Company)                                               5.300%   08/15/2013   11/19/2008 A   $          220,343
----------------------------------------------------------------------------------------------------------------------------------
          35,000   Toledo, OH Multifamily Hsg. (Commodore
                   Perry)                                                 5.450    12/01/2028   12/01/2010 A               35,265
----------------------------------------------------------------------------------------------------------------------------------
          40,000   Toledo, OH Multifamily Hsg. (Hillcrest
                   Apartments)                                            5.250    12/01/2018   12/01/2010 A               40,651
----------------------------------------------------------------------------------------------------------------------------------
       7,495,000   Toledo-Lucas County, OH Port Authority
                   (Bax Global)                                           6.250    11/01/2013   07/19/2010 A            7,576,171
----------------------------------------------------------------------------------------------------------------------------------
          25,000   University of Cincinnati, OH COP                       5.500    06/01/2013   06/01/2008 A               25,048
----------------------------------------------------------------------------------------------------------------------------------
          90,000   Wadsworth, OH Hsg. Devel. Corp. (Medina
                   Hsg.)                                                  6.200    03/01/2020   05/21/2017 C               85,819
                                                                                                               -------------------
                                                                                                                       94,897,062
----------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA--1.0%
         660,000   Ardmore, OK Devel. Authority Tax                       5.000    11/01/2010   12/12/2008 C              651,994
----------------------------------------------------------------------------------------------------------------------------------
          85,000   Cherokee County, OK EDA (NSU Student
                   Hsg.)                                                  5.250    12/01/2034   06/03/2030 C               73,349
----------------------------------------------------------------------------------------------------------------------------------
          65,000   Edmond, OK EDA Student Hsg. (Collegiate
                   Hsg. Foundation)                                       5.375    12/01/2019   04/10/2016 C               64,771
----------------------------------------------------------------------------------------------------------------------------------
         385,000   McAlester, OK Public Works Authority                   5.481 3  02/01/2030   02/01/2009 A              114,330
----------------------------------------------------------------------------------------------------------------------------------
         125,000   OK HFA (Single Family Homeownership
                   Loan Program)                                          5.300    09/01/2026   03/01/2011 A              125,768
----------------------------------------------------------------------------------------------------------------------------------
          15,000   OK HFA (Single Family Homeownership
                   Loan Program)                                          5.400    09/01/2022   07/21/2010 B               15,245
----------------------------------------------------------------------------------------------------------------------------------
         115,000   OK HFA (Single Family Homeownership
                   Loan Program)                                          5.500    09/01/2028   03/01/2013 A              116,375
----------------------------------------------------------------------------------------------------------------------------------
          30,000   OK HFA (Single Family Homeownership
                   Loan Program)                                          5.750    03/01/2029   09/01/2008 B               30,260
----------------------------------------------------------------------------------------------------------------------------------
         105,000   OK HFA (Single Family Homeownership
                   Loan Program)                                          5.850    09/01/2020   03/01/2011 A              106,131
----------------------------------------------------------------------------------------------------------------------------------
          15,000   OK HFA (Single Family Homeownership
                   Loan Program)                                          6.200    09/01/2028   03/01/2010 A               15,457
----------------------------------------------------------------------------------------------------------------------------------
         580,000   OK HFA (Single Family Homeownership
                   Loan Program)                                          6.400    09/01/2030   03/01/2009 A              586,589
----------------------------------------------------------------------------------------------------------------------------------
         455,000   OK HFA (Single Family Homeownership
                   Loan Program)                                          6.550    03/01/2029   08/01/2008 B              463,545
----------------------------------------------------------------------------------------------------------------------------------
          30,000   OK HFA (Single Family Mtg.)                            5.250    03/01/2022   03/01/2012 A               30,891
----------------------------------------------------------------------------------------------------------------------------------
          15,000   OK HFA (Single Family Mtg.)                            5.350    09/01/2020   09/01/2010 A               15,205
----------------------------------------------------------------------------------------------------------------------------------
          10,000   OK HFA (Single Family Mtg.)                            5.350    09/01/2025   03/01/2013 A               10,087
----------------------------------------------------------------------------------------------------------------------------------
          50,000   OK HFA (Single Family Mtg.)                            5.400    09/01/2029   03/01/2013 A               50,512
----------------------------------------------------------------------------------------------------------------------------------
          10,000   OK Industries Authority
                   (IBMC/ISOCHC/IRH Obligated Group)                      5.000    08/15/2014   08/15/2008 A               10,104
----------------------------------------------------------------------------------------------------------------------------------
         210,000   Oklahoma County, OK HFA (Single Family
                   Mtg.)                                                  5.950    10/01/2035   02/01/2022 A              212,585
----------------------------------------------------------------------------------------------------------------------------------
       1,240,000   Oklahoma County, OK HFA (Single Family
                   Mtg.)                                                  5.950    10/01/2035   02/01/2022 A            1,323,130
----------------------------------------------------------------------------------------------------------------------------------
       2,570,000   Oklahoma County, OK HFA (Single Family
                   Mtg.)                                                  6.600    10/01/2035   02/01/2012 A            2,675,935
----------------------------------------------------------------------------------------------------------------------------------


                  42 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
OKLAHOMA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$      8,555,000   Tulsa, OK Municipal Airport Trust
                   (American Airlines)                                    5.650%   12/01/2035   12/01/2008 D   $        8,513,081
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Tulsa, OK Municipal Airport Trust
                   (American Airlines)                                    6.000    06/01/2035   12/01/2008 D            4,986,450
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Tulsa, OK Municipal Airport Trust
                   (American Airlines)                                    6.250    06/01/2020   06/01/2020                  9,702
                                                                                                               -------------------
                                                                                                                       20,201,496
----------------------------------------------------------------------------------------------------------------------------------
OREGON--0.2%
          10,000   Brooks, OR Community Sewer District                    7.000    06/01/2009   06/01/2008 A               10,153
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Newberg, OR Public Safety                              5.250    12/01/2012   06/01/2008 A               25,043
----------------------------------------------------------------------------------------------------------------------------------
          75,000   Northern Wasco County, OR People's
                   Utility District (Bonneville Power
                   Administration)                                        5.200    12/01/2024   06/01/2008 A               75,092
----------------------------------------------------------------------------------------------------------------------------------
          45,000   OR Bond Bank (Economic Devel. Dept.)                   6.000    01/01/2015   01/01/2008 A               45,101
----------------------------------------------------------------------------------------------------------------------------------
          25,000   OR GO                                                  5.375    08/01/2028   08/01/2009 A               25,080
----------------------------------------------------------------------------------------------------------------------------------
          40,000   OR GO (Elderly & Disabled Hsg.)                        5.450    08/01/2012   02/01/2008 A               40,062
----------------------------------------------------------------------------------------------------------------------------------
          35,000   OR GO (Elderly & Disabled Hsg.)                        5.450    08/01/2013   02/01/2008 A               35,050
----------------------------------------------------------------------------------------------------------------------------------
          20,000   OR GO (Elderly & Disabled Hsg.)                        5.550    08/01/2016   08/01/2008 A               20,016
----------------------------------------------------------------------------------------------------------------------------------
          25,000   OR GO (Elderly & Disabled Hsg.)                        5.600    08/01/2019   02/01/2008 A               25,016
----------------------------------------------------------------------------------------------------------------------------------
          30,000   OR GO (Elderly & Disabled Hsg.)                        5.700    08/01/2016   08/01/2008 A               30,200
----------------------------------------------------------------------------------------------------------------------------------
          15,000   OR GO (Elderly & Disabled Hsg.)                        6.200    08/01/2020   08/01/2008 A               15,015
----------------------------------------------------------------------------------------------------------------------------------
          35,000   OR GO (Elderly & Disabled Hsg.)                        6.300    08/01/2026   02/01/2008 A               35,031
----------------------------------------------------------------------------------------------------------------------------------
         330,000   OR GO (Veterans Welfare)                               6.000    04/01/2032   04/01/2010 A              337,722
----------------------------------------------------------------------------------------------------------------------------------
           5,000   OR Health & Science University                         5.250    07/01/2015   01/01/2008 A                5,053
----------------------------------------------------------------------------------------------------------------------------------
          50,000   OR Hsg. & Community Services Dept.
                   (Multifamily)                                          5.700    07/01/2029   07/01/2009 A               50,377
----------------------------------------------------------------------------------------------------------------------------------
          10,000   OR Hsg. & Community Services Dept.
                   (Multifamily), Series A                                5.100    07/01/2021   07/01/2011 A               10,052
----------------------------------------------------------------------------------------------------------------------------------
         210,000   OR Hsg. & Community Services Dept.
                   (Multifamily), Series A                                5.950    07/01/2030   07/01/2010 A              212,692
----------------------------------------------------------------------------------------------------------------------------------
          50,000   OR Hsg. & Community Services Dept.
                   (Multifamily), Series A                                6.050    07/01/2042   07/01/2010 A               50,582
----------------------------------------------------------------------------------------------------------------------------------
          50,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series A                         5.150    07/01/2028   02/05/2025 C               50,000
----------------------------------------------------------------------------------------------------------------------------------
          70,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series A                         5.800    07/01/2016   01/01/2008 A               71,392
----------------------------------------------------------------------------------------------------------------------------------
          25,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series A                         6.000    07/01/2011   07/01/2008 A               25,034
----------------------------------------------------------------------------------------------------------------------------------
           5,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series A                         6.200    07/01/2027   07/01/2009 A                5,076
----------------------------------------------------------------------------------------------------------------------------------
          10,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series B                         5.200    07/01/2009   01/01/2008 A               10,143
----------------------------------------------------------------------------------------------------------------------------------
          30,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series B                         5.450    07/01/2029   09/15/2008 B               30,521
----------------------------------------------------------------------------------------------------------------------------------
         245,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series B                         5.750    07/01/2025   10/13/2008 B              247,335
----------------------------------------------------------------------------------------------------------------------------------


                  43 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
OREGON CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$         10,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series B                         6.200%   07/01/2027   07/01/2008 A   $           10,052
----------------------------------------------------------------------------------------------------------------------------------
           5,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series C                         6.400    07/01/2026   07/01/2008 A                5,005
----------------------------------------------------------------------------------------------------------------------------------
          20,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series E                         6.000    07/01/2027   01/01/2008 A               20,408
----------------------------------------------------------------------------------------------------------------------------------
          30,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series F                         5.250    07/01/2022   12/15/2009 B               31,751
----------------------------------------------------------------------------------------------------------------------------------
         220,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series F                         5.650    07/01/2028   07/01/2009 A              222,156
----------------------------------------------------------------------------------------------------------------------------------
          75,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series H                         5.650    07/01/2028   07/01/2009 A               75,523
----------------------------------------------------------------------------------------------------------------------------------
          45,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series H                         6.000    07/01/2027   07/01/2008 A               45,190
----------------------------------------------------------------------------------------------------------------------------------
          10,000   OR Hsg. & Community Services Dept.
                   (Single Family Mtg.), Series M                         5.700    07/01/2011   07/01/2009 A               10,227
----------------------------------------------------------------------------------------------------------------------------------
         120,000   OR Hsg. & Community Services Dept.,
                   Series B                                               5.900    07/01/2019   07/01/2009 A              121,740
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Port of Portland, OR Airport (Portland
                   International Airport)                                 5.500    07/01/2018   07/01/2009 A               25,899
----------------------------------------------------------------------------------------------------------------------------------
          55,000   Port Umatilla, OR Water                                6.375    08/01/2009   02/01/2008 A               55,126
----------------------------------------------------------------------------------------------------------------------------------
          60,000   Port Umatilla, OR Water                                6.450    08/01/2014   02/01/2008 A               60,140
----------------------------------------------------------------------------------------------------------------------------------
           5,000   Portland, OR Multifamily Hsg. (Collins
                   Circle Apartments)                                     5.125    06/01/2021   06/01/2009 A                5,016
----------------------------------------------------------------------------------------------------------------------------------
         495,000   Washington County, OR Hsg. Authority
                   (Bethany Meadows II)                                   5.850    09/01/2027   09/01/2008 A              504,742
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Western Generation, OR Agency
                   Cogeneration (Wauna Cogeneration)                      5.000    01/01/2016   03/24/2015 C              973,980
                                                                                                               -------------------
                                                                                                                        3,653,793
----------------------------------------------------------------------------------------------------------------------------------
PENNSYLVANIA--1.4%
       1,100,000   Carbon County, PA IDA (Panther Creek
                   Partners)                                              6.650    05/01/2010   05/31/2009 C            1,125,432
----------------------------------------------------------------------------------------------------------------------------------
           5,000   Lycoming County, PA Hospital Authority
                   (Divine Providence Hospital)                           5.375    11/15/2010   05/15/2008 A                5,008
----------------------------------------------------------------------------------------------------------------------------------
      12,300,000   PA EDFA (National Gypsum Company)                      6.125    11/02/2027   11/01/2027             12,091,023
----------------------------------------------------------------------------------------------------------------------------------
       8,120,000   PA EDFA (National Gypsum Company)                      6.250    11/01/2027   04/01/2008 A            8,096,290
----------------------------------------------------------------------------------------------------------------------------------
       3,200,000   PA EDFA (Northampton Generating)                       6.400    01/01/2009   01/01/2008 A            3,200,992
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   PA EDFA (Northampton Generating)                       6.500    01/01/2013   01/01/2008 A            2,017,920
----------------------------------------------------------------------------------------------------------------------------------
         475,000   Philadelphia, PA Authority for
                   Industrial Devel. (Cathedral Village)                  4.750    04/01/2034   07/02/2024 C              463,116
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Philadelphia, PA Authority for
                   Industrial Devel. (Philadelphia Airport)               5.000    07/01/2015   07/01/2008 A               25,348
                                                                                                               -------------------
                                                                                                                       27,025,129


                  44 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
RHODE ISLAND--1.7%
$      3,500,000   Central Falls, RI Detention Facility                   6.750%   01/15/2013   05/17/2011 C   $        3,610,285
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Providence, RI Public Building
                   Authority, Series B                                    5.500    12/15/2014   12/15/2008 A               25,298
----------------------------------------------------------------------------------------------------------------------------------
         225,000   RI Clean Water Finance Agency (Triton
                   Ocean)                                                 5.800    09/01/2022   03/01/2008 A              229,781
----------------------------------------------------------------------------------------------------------------------------------
          80,000   RI Health & Educational Building Corp.
                   (Johnson & Wales University)                           6.100    04/01/2026   04/01/2008 A               80,484
----------------------------------------------------------------------------------------------------------------------------------
          50,000   RI Health & Educational Building Corp.
                   (Lifespan)                                             5.250    05/15/2026   05/15/2008 A               50,918
----------------------------------------------------------------------------------------------------------------------------------
          25,000   RI Hsg. & Mtg. Finance Corp.
                   (Homeownership Opportunity)                            5.200    04/01/2019   10/01/2009 A               25,253
----------------------------------------------------------------------------------------------------------------------------------
          30,000   RI Hsg. & Mtg. Finance Corp.
                   (Homeownership Opportunity)                            5.400    10/01/2026   04/01/2008 A               31,478
----------------------------------------------------------------------------------------------------------------------------------
          25,000   RI Hsg. & Mtg. Finance Corp. (Rental
                   Hsg.)                                                  5.375    04/01/2024   10/01/2012 A               25,368
----------------------------------------------------------------------------------------------------------------------------------
         115,000   RI Hsg. & Mtg. Finance Corp. (Rental
                   Hsg.)                                                  5.500    04/01/2034   10/01/2012 A              115,968
----------------------------------------------------------------------------------------------------------------------------------
          40,000   RI Student Loan Authority                              6.450    12/01/2015   06/01/2008 A               40,334
----------------------------------------------------------------------------------------------------------------------------------
       1,370,000   RI Tobacco Settlement Financing Corp.
                   (TASC)                                                 6.250    06/01/2042   06/01/2012 A            1,374,357
----------------------------------------------------------------------------------------------------------------------------------
       3,140,000   RI Tobacco Settlement Financing Corp.
                   (TASC), Series A                                       6.000    06/01/2023   01/12/2010 B            3,203,491
----------------------------------------------------------------------------------------------------------------------------------
      24,345,000   RI Tobacco Settlement Financing Corp.
                   (TASC), Series A                                       6.125    06/01/2032   06/01/2012 A           24,753,022
                                                                                                               -------------------
                                                                                                                       33,566,037
----------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA--2.4%
         215,000   Charleston County, SC Hospital
                   Facilities (Medical Society Health)                    5.000    10/01/2022   04/01/2008 A              216,699
----------------------------------------------------------------------------------------------------------------------------------
         485,000   Charleston County, SC Hospital
                   Facilities (Medical Society Health)                    5.500    10/01/2019   04/01/2008 A              489,908
----------------------------------------------------------------------------------------------------------------------------------
          40,000   Charleston County, SC Hospital
                   Facilities (Medical Society Health)                    6.000    10/01/2009   04/01/2008 A               40,092
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Charleston County, SC School District
                   Devel. Corp. COP (Central
                   Administrative Building)                               6.125    02/01/2008   02/01/2008                 15,034
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Colleton County, SC GO                                 5.500    03/01/2008   03/01/2008                 10,016
----------------------------------------------------------------------------------------------------------------------------------
       3,420,000   Darlington County, SC Industrial Devel.
                   (Sonoco Products Company)                              6.000    04/01/2026   04/01/2008 A            3,421,607
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Georgetown County, SC Environmental
                   Improvement (International Paper
                   Company)                                               5.700    10/01/2021   10/01/2009 A               20,062
----------------------------------------------------------------------------------------------------------------------------------
          70,000   Horry County, SC Airport                               5.700    07/01/2027   01/01/2008 A               71,425
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Laurens County, SC GO                                  6.000    04/01/2008   04/01/2008                 50,361
----------------------------------------------------------------------------------------------------------------------------------
         560,000   Orangeburg County, SC Solid Waste
                   (South Carolina Electric & Gas Company)                5.700    11/01/2024   09/01/2009 A              565,376
----------------------------------------------------------------------------------------------------------------------------------
         340,000   Piedmont, SC Municipal Power Agency                    5.000    01/01/2025   01/01/2008 A              340,350
----------------------------------------------------------------------------------------------------------------------------------
         110,000   Piedmont, SC Municipal Power Agency                    5.250    01/01/2021   01/01/2011 A              110,758
----------------------------------------------------------------------------------------------------------------------------------


                  45 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
----------------------------------------------------------------------------------------------------------------------------------
SOUTH CAROLINA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$      1,190,000   Richland County, SC Educational
                   Facilities (Benedict College)                          6.250%   07/01/2014   07/01/2011 A   $        1,199,829
----------------------------------------------------------------------------------------------------------------------------------
       2,335,000   Richland County, SC Environmental
                   Improvement (International Paper
                   Company)                                               6.100    04/01/2023   04/01/2014 A            2,400,684
----------------------------------------------------------------------------------------------------------------------------------
       1,630,000   SC Connector 2000 Assoc. Toll Road,
                   Series B                                               4.673 3  01/01/2011   01/01/2011              1,247,195
----------------------------------------------------------------------------------------------------------------------------------
       1,735,000   SC Connector 2000 Assoc. Toll Road,
                   Series B 1                                             5.604 3  01/01/2021   01/01/2021                589,033
----------------------------------------------------------------------------------------------------------------------------------
         720,000   SC Connector 2000 Assoc. Toll Road,
                   Series B                                               5.702 3  01/01/2026   01/01/2026                173,182
----------------------------------------------------------------------------------------------------------------------------------
          20,000   SC Education Assistance Authority
                   (Student Loans)                                        6.000    09/01/2008   03/01/2008 A               20,029
----------------------------------------------------------------------------------------------------------------------------------
         725,000   SC Educational Facilities Authority
                   (Benedict College)                                     5.750    07/01/2017   07/01/2014 A              755,675
----------------------------------------------------------------------------------------------------------------------------------
          25,000   SC GO                                                  5.250    06/01/2009   06/01/2008 A               25,045
----------------------------------------------------------------------------------------------------------------------------------
          25,000   SC GO                                                  5.250    06/01/2010   06/01/2008 A               25,045
----------------------------------------------------------------------------------------------------------------------------------
         485,000   SC Hsg. Finance & Devel. Authority                     5.875    07/01/2009   07/01/2009                490,277
----------------------------------------------------------------------------------------------------------------------------------
          20,000   SC Hsg. Finance & Devel. Authority                     5.950    07/01/2029   05/01/2009 A               20,201
----------------------------------------------------------------------------------------------------------------------------------
          90,000   SC Hsg. Finance & Devel. Authority,
                   Series A                                               5.400    07/01/2021   01/01/2011 A               91,379
----------------------------------------------------------------------------------------------------------------------------------
          50,000   SC Hsg. Finance & Devel. Authority,
                   Series A                                               6.200    07/01/2015   05/01/2008 A               50,309
----------------------------------------------------------------------------------------------------------------------------------
          25,000   SC Hsg. Finance & Devel. Authority,
                   Series A-1                                             6.200    07/01/2009   07/01/2008 A               25,045
----------------------------------------------------------------------------------------------------------------------------------
          10,000   SC Hsg. Finance & Devel. Authority,
                   Series A-2                                             5.300    07/01/2019   07/01/2009 A               10,089
----------------------------------------------------------------------------------------------------------------------------------
           5,000   SC Hsg. Finance & Devel. Authority,
                   Series A-2                                             6.750    07/01/2026   01/01/2008 A                5,005
----------------------------------------------------------------------------------------------------------------------------------
          10,000   SC Ports Authority                                     5.000    07/01/2017   07/01/2008 A               10,139
----------------------------------------------------------------------------------------------------------------------------------
          25,000   SC Ports Authority                                     5.000    07/01/2018   07/01/2008 A               25,334
----------------------------------------------------------------------------------------------------------------------------------
         160,000   SC Ports Authority                                     5.300    07/01/2026   02/01/2008 A              160,910
----------------------------------------------------------------------------------------------------------------------------------
      14,030,000   SC Tobacco Settlement Management
                   Authority, Series B 7                                  6.000    05/15/2022   06/05/2010 B           14,315,230
----------------------------------------------------------------------------------------------------------------------------------
      15,475,000   SC Tobacco Settlement Management
                   Authority, Series B                                    6.375    05/15/2028   05/15/2012 A           15,732,504
----------------------------------------------------------------------------------------------------------------------------------
       2,205,000   SC Tobacco Settlement Management
                   Authority, Series B                                    6.375    05/15/2030   04/28/2017 C            2,212,629
----------------------------------------------------------------------------------------------------------------------------------
         130,000   SC Western Carolina Regional Sewer
                   Authority                                              5.500    03/01/2010   09/01/2009 A              135,110
----------------------------------------------------------------------------------------------------------------------------------
          55,000   Spartanburg County, SC Health Services                 5.300    04/15/2025   04/15/2008 A               55,067
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Spartanburg County, SC Health Services                 5.500    04/15/2015   04/15/2008 A               30,050
----------------------------------------------------------------------------------------------------------------------------------
          35,000   Spartanburg County, SC Health Services
                   District                                               5.750    04/15/2017   04/15/2008 A               35,766
----------------------------------------------------------------------------------------------------------------------------------
         310,000   Spartanburg County, SC Health Services,
                   Series A                                               5.500    04/15/2027   04/15/2008 A              316,352
                                                                                                               -------------------
                                                                                                                       45,508,801


                  46 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY      MATURITY*                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
SOUTH DAKOTA--1.8%
$         10,000   Grant County, SD Pollution
                   Control (Northwestern Public
                   Service Company)                                       5.900%   06/01/2023   06/01/2008 A   $           10,019
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Grant County, SD Pollution
                   Control (Northwestern Public
                   Service Company)                                       5.900    06/01/2023   06/01/2008 A               20,038
----------------------------------------------------------------------------------------------------------------------------------
      16,370,000   SD Education Loans                                     5.600    06/01/2020   06/01/2010 A           16,755,514
----------------------------------------------------------------------------------------------------------------------------------
      10,460,000   SD Educational Enhancement
                   Funding Corp. Tobacco Settlement                       6.500    06/01/2032   06/01/2013 A           10,618,574
----------------------------------------------------------------------------------------------------------------------------------
          50,000   SD H&EFA (Prairie Lakes Health
                   Care System)                                           5.650    04/01/2022   04/01/2010 A               50,560
----------------------------------------------------------------------------------------------------------------------------------
          40,000   SD Hsg. Devel. Authority
                   (Homeownership)                                        5.375    05/01/2018   05/01/2010 A               40,180
----------------------------------------------------------------------------------------------------------------------------------
       4,650,000   SD Hsg. Devel. Authority
                   (Homeownership)                                        5.375    05/01/2018   11/01/2009 B            4,696,082
----------------------------------------------------------------------------------------------------------------------------------
       1,795,000   SD Hsg. Devel. Authority
                   (Homeownership)                                        5.750    05/01/2031   11/01/2015 A            1,905,123
                                                                                                               -------------------
                                                                                                                       34,096,090
----------------------------------------------------------------------------------------------------------------------------------
TENNESSEE--0.3%
          10,000   Blount County, TN Hospital, Series B                   5.125    07/01/2019   01/01/2008 A               10,009
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Columbia, TN Electric System                           5.625    09/01/2017   09/01/2008 A               50,105
----------------------------------------------------------------------------------------------------------------------------------
          45,000   Johnson City, TN H&EFB (Johnson
                   City Medical Center)                                   5.250    07/01/2016   01/01/2008 A               45,066
----------------------------------------------------------------------------------------------------------------------------------
         210,000   Knox County, TN HE&HF (Baptist
                   Health System of East Tennessee)                       5.500    04/15/2011   04/15/2008 A              212,793
----------------------------------------------------------------------------------------------------------------------------------
          60,000   Knox County, TN HE&HF (Baptist
                   Health System of East Tennessee)                       5.500    04/15/2017   04/15/2008 A               60,510
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Maury County, TN Industrial
                   Devel. Board (Occidental
                   Petroleum Corp.)                                       6.250    08/01/2018   08/01/2011 A            1,053,390
----------------------------------------------------------------------------------------------------------------------------------
           5,000   Memphis, TN HFC (Saint's Court
                   Apartments)                                            6.000    09/01/2013   03/01/2008 A                5,008
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Memphis-Shelby County, TN
                   Airport Authority                                      6.000    03/01/2024   03/01/2010 A               26,152
----------------------------------------------------------------------------------------------------------------------------------
         500,000   Metropolitan Government
                   Nashville & Davidson County, TN
                   H&EFB (Vanderbilt University)                          5.600    05/01/2016   05/01/2008 A              508,940
----------------------------------------------------------------------------------------------------------------------------------
         110,000   Metropolitan Government
                   Nashville & Davidson County, TN
                   Water & Sewer                                          5.500    01/01/2016   01/01/2008 A              114,502
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Shelby County, TN HE&HF
                   (Christian Brothers University)                        5.750    09/01/2012   03/01/2008 A               50,044
----------------------------------------------------------------------------------------------------------------------------------
         395,000   Shelby County, TN HE&HF
                   (Methodist Health Systems)                             5.250    08/01/2015   02/01/2008 A              395,585
----------------------------------------------------------------------------------------------------------------------------------
          90,000   Shelby County, TN HE&HF
                   (Methodist Health Systems)                             5.500    08/01/2012   08/01/2008 A               90,159
----------------------------------------------------------------------------------------------------------------------------------
       3,000,000   Smyrna, TN Hsg. Assoc. (Imperial
                   Garden Apartments)                                     6.450    10/20/2035   10/20/2010 A            3,209,190
----------------------------------------------------------------------------------------------------------------------------------
          85,000   South Fulton, TN Industrial
                   Devel. Board (Tyson Foods)                             6.350    10/01/2015   04/01/2008 A               85,052
----------------------------------------------------------------------------------------------------------------------------------
         355,000   South Fulton, TN Industrial
                   Devel. Board (Tyson Foods)                             6.400    10/01/2020   11/15/2018 C              354,996
----------------------------------------------------------------------------------------------------------------------------------


                  47 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY     MATURITY*                  VALUE
-----------------------------------------------------------------------------------------------------------------------------------
TENNESSEE CONTINUED
-----------------------------------------------------------------------------------------------------------------------------------
$         15,000   TN Hsg. Devel. Agency
                   (Homeownership)                                        5.250%   07/01/2022   01/01/2012 A   $           15,121
----------------------------------------------------------------------------------------------------------------------------------
          35,000   TN Hsg. Devel. Agency
                   (Homeownership)                                        5.375    07/01/2023   07/01/2010 A               36,078
----------------------------------------------------------------------------------------------------------------------------------
          25,000   TN Hsg. Devel. Agency
                   (Homeownership)                                        5.500    07/01/2013   01/01/2010 A               25,548
----------------------------------------------------------------------------------------------------------------------------------
          80,000   TN Hsg. Devel. Agency
                   (Homeownership)                                        5.550    01/01/2021   01/01/2011 A               81,410
----------------------------------------------------------------------------------------------------------------------------------
          30,000   TN Hsg. Devel. Agency
                   (Homeownership)                                        5.850    07/01/2023   07/01/2009 A               30,315
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Unicoi County, TN HE&HF (Erwin
                   Health Care Associates)                                5.875    03/20/2016   03/20/2008 A               20,025
                                                                                                               -------------------
                                                                                                                        6,479,998
-----------------------------------------------------------------------------------------------------------------------------------
TEXAS--10.4%
      22,860,000   Austin, TX Convention
                   Enterprises (Convention Center)                        5.750    01/01/2032   01/01/2011 A           24,410,137
----------------------------------------------------------------------------------------------------------------------------------
       5,000,000   Austin, TX Convention
                   Enterprises (Convention Center)                        6.000    01/01/2023   01/01/2011 A            5,374,450
----------------------------------------------------------------------------------------------------------------------------------
          65,000   Austin, TX Higher Education
                   Authority (St. Edwards University)                     5.250    08/01/2023   08/01/2008 A               65,840
----------------------------------------------------------------------------------------------------------------------------------
         605,000   Austin, TX Utility System                              6.730 3  11/15/2014   05/15/2008 A              373,702
----------------------------------------------------------------------------------------------------------------------------------
         110,000   Bexar County, TX GO                                    5.750    08/15/2022   08/15/2010 A              115,354
----------------------------------------------------------------------------------------------------------------------------------
         145,000   Bexar County, TX HFC (American
                   Opportunity Hsg.-Cinnamon Creek)                       5.750    12/01/2013   05/25/2011 B              138,318
----------------------------------------------------------------------------------------------------------------------------------
         120,000   Bexar County, TX HFC (Doral Club)                      8.750    10/01/2036   10/01/2036                109,576
----------------------------------------------------------------------------------------------------------------------------------
         410,000   Bexar, TX Metropolitan Water
                   District                                               5.357 3  05/01/2032   05/01/2014 A              110,606
----------------------------------------------------------------------------------------------------------------------------------
       4,410,000   Brazos River Authority, TX
                   (Centerpoint Energy)                                   7.750    12/01/2018   12/01/2008 A            4,516,502
----------------------------------------------------------------------------------------------------------------------------------
       1,085,000   Brazos River Authority, TX
                   (Johnson County Surface Water
                   and Treatment System) 1                                5.800    09/01/2011   03/01/2008 A            1,087,083
----------------------------------------------------------------------------------------------------------------------------------
      12,190,000   Brazos River Authority, TX (TXU
                   Energy Company)                                        5.750    05/01/2036   11/01/2011 D           11,682,043
----------------------------------------------------------------------------------------------------------------------------------
         150,000   Brazos River Authority, TX
                   Pollution Control (TXU Energy
                   Company)                                               6.750    10/01/2038   10/01/2038                144,536
----------------------------------------------------------------------------------------------------------------------------------
       6,325,000   Brazos River Authority, TX
                   Pollution Control (TXU Energy
                   Company) 1                                             7.700    04/01/2033   04/01/2013 A            6,549,854
----------------------------------------------------------------------------------------------------------------------------------
         290,000   Brazos River, TX Harbor
                   Navigation District (Dow
                   Chemical Company)                                      6.625    05/15/2033   05/15/2012 A              304,457
----------------------------------------------------------------------------------------------------------------------------------
      17,845,000   Capital Area, TX HFC (AHF
                   Affordable Hsg.) 5                                     5.408 8  01/01/2039   01/03/2008 D           17,845,000
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Cass County, TX IDC
                   (International Paper Company)                          6.000    09/01/2025   09/01/2012 A               25,296
----------------------------------------------------------------------------------------------------------------------------------
         285,000   Cass County, TX IDC
                   (International Paper Company)                          6.600    03/15/2024   03/15/2010 A              293,419
----------------------------------------------------------------------------------------------------------------------------------
         580,000   Charterwood, TX Municipal
                   Utility District                                       5.800    05/01/2009   05/01/2008 A              580,824
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Collin County, TX (Community
                   College District Foundation)                           5.150    02/01/2013   02/01/2008 A               50,082
----------------------------------------------------------------------------------------------------------------------------------


                  48 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY      MATURITY*                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$         60,000   Collin County, TX HFC (Community
                   College District Foundation)                           5.250%   06/01/2023   07/07/2021 C   $           55,883
----------------------------------------------------------------------------------------------------------------------------------
       3,700,000   Comal County, TX HFDC
                   (MMH/MHS/MHM Obligated Group)                          6.250    02/01/2032   02/01/2013 A            3,755,130
----------------------------------------------------------------------------------------------------------------------------------
           5,000   Connally, TX Consolidated
                   Independent School District                            5.625    08/15/2029   02/15/2008 A                5,008
----------------------------------------------------------------------------------------------------------------------------------
      15,500,000   Dallas-Fort Worth, TX
                   International Airport 2                                5.000    11/01/2015   11/01/2008 A           15,914,238
----------------------------------------------------------------------------------------------------------------------------------
      20,000,000   Dallas-Fort Worth, TX
                   International Airport 2                                5.500    11/01/2021   11/01/2009 A           20,398,000
----------------------------------------------------------------------------------------------------------------------------------
      10,000,000   Dallas-Fort Worth, TX
                   International Airport 2                                5.500    11/01/2035   11/01/2011 A           10,165,500
----------------------------------------------------------------------------------------------------------------------------------
      15,000,000   Dallas-Fort Worth, TX
                   International Airport 2                                6.125    11/01/2035   01/01/2009 A           15,502,050
----------------------------------------------------------------------------------------------------------------------------------
         100,000   De Soto, TX Park Devel. Corp. 1                        5.250    02/15/2016   02/15/2016                100,175
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Dilley, TX Special Project
                   (Dept. of Criminal Justice)                            7.000    04/01/2009   04/01/2008 A               15,143
----------------------------------------------------------------------------------------------------------------------------------
         115,000   Fort Bend County, TX Municipal
                   Utility District No. 23                                6.125    09/01/2028   03/01/2008 A              115,204
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Galveston County, TX HFC
                   (Friendswood)                                          6.200    10/01/2021   10/01/2008 A               25,289
----------------------------------------------------------------------------------------------------------------------------------
          70,000   Galveston County, TX HFC
                   (Friendswood)                                          6.250    04/01/2029   04/01/2008 A               70,825
----------------------------------------------------------------------------------------------------------------------------------
          85,000   Grand Prairie, TX Metropolitan
                   Utility & Reclamation District                         5.800    04/01/2011   04/01/2008 A               85,038
----------------------------------------------------------------------------------------------------------------------------------
         365,000   Guadalupe-Blanco, TX River
                   Authority (E.I. Dupont De
                   Nemours)                                               5.500    05/01/2029   05/01/2009 A              371,143
----------------------------------------------------------------------------------------------------------------------------------
         110,000   Gulf Coast, TX IDA (Valero
                   Energy Corp.)                                          5.600    12/01/2031   12/01/2031                105,183
----------------------------------------------------------------------------------------------------------------------------------
         285,000   Gulf Coast, TX IDA Solid Waste
                   (Citgo Petroleum Corp.)                                8.000    04/01/2028   04/01/2012 A              310,459
----------------------------------------------------------------------------------------------------------------------------------
       3,575,000   Gulf Coast, TX Waste Disposal
                   Authority (International Paper
                   Company)                                               6.100    08/01/2024   08/01/2012 A            3,638,242
----------------------------------------------------------------------------------------------------------------------------------
         540,000   Gulf Coast, TX Waste Disposal
                   Authority (Valero Energy Corp.)                        5.600    04/01/2032   04/01/2032                516,175
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Gulf Coast, TX Waste Disposal
                   Authority (Valero Energy Corp.)                        6.650    04/01/2032   04/01/2011 A               30,803
----------------------------------------------------------------------------------------------------------------------------------
         200,000   Harris County, TX GO                                   5.800    08/15/2012   08/15/2008 A              202,910
----------------------------------------------------------------------------------------------------------------------------------
       2,419,000   Harris County, TX HFC                                  6.300    09/01/2032   01/18/2008 B            2,445,803
----------------------------------------------------------------------------------------------------------------------------------
          80,000   Harris County, TX IDC
                   (Continental Airlines)                                 5.375    07/01/2019   08/09/2014 C               71,446
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Harris County, TX Municipal
                   Utility District No. 147                               5.800    09/01/2008   03/01/2008 A               25,012
----------------------------------------------------------------------------------------------------------------------------------
       2,319,000   Heart of TX HFC (Waco Parkside
                   Village) 1                                             7.400    09/20/2035   09/20/2011 A            2,453,154
----------------------------------------------------------------------------------------------------------------------------------
         685,000   Houston, TX Airport Special
                   Facilities (Continental Airlines)                      5.500    07/15/2017   01/15/2008 A              685,658
----------------------------------------------------------------------------------------------------------------------------------
       5,265,000   Houston, TX Airport Special
                   Facilities (Continental Airlines)                      6.125    07/15/2017   07/09/2013 C            5,106,102
----------------------------------------------------------------------------------------------------------------------------------


                  49 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY      MATURITY*                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$         50,000   Houston, TX Airport System
                   (Continental Airlines)                                 5.375%   07/15/2011   07/15/2008 A   $           50,079
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Houston, TX Airport System
                   (People Mover)                                         5.375    07/15/2012   01/15/2008 A               10,016
----------------------------------------------------------------------------------------------------------------------------------
          45,000   Houston, TX Airport System,
                   Series A                                               5.000    07/01/2028   07/13/2027 C               44,886
----------------------------------------------------------------------------------------------------------------------------------
          60,000   Houston, TX Airport System,
                   Series A                                               5.125    07/01/2032   07/01/2012 A               60,275
----------------------------------------------------------------------------------------------------------------------------------
       2,130,000   Houston, TX Hsg. Corp. (6800
                   Long Drive Apartments)                                 6.625    02/01/2020   02/01/2008 A            2,155,177
----------------------------------------------------------------------------------------------------------------------------------
          80,000   Leander, TX Independent School
                   District                                               5.562 3  08/15/2015   08/15/2008 A               52,417
----------------------------------------------------------------------------------------------------------------------------------
          35,000   Lewisville, TX HFC (Lewisville
                   Limited)                                               5.500    06/01/2017   12/01/2008 A               35,023
----------------------------------------------------------------------------------------------------------------------------------
          90,000   Lewisville, TX HFC (Lewisville
                   Limited)                                               5.600    12/01/2029   06/01/2008 A               90,007
----------------------------------------------------------------------------------------------------------------------------------
         175,000   Lubbock, TX HFC (Las Colinas
                   Quail Creek Apartments)                                6.750    07/01/2012   04/13/2010 C              173,236
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Matagorda County, TX Navigation
                   District (Centerpoint Energy)                          5.250    11/01/2029   11/01/2008 A               50,615
----------------------------------------------------------------------------------------------------------------------------------
         135,000   Matagorda County, TX Navigation
                   District (Centerpoint Energy)                          8.000    05/01/2029   04/10/2008 A              138,351
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Metro, TX HFDC (Wilson N. Jones
                   Memorial Hospital)                                     5.500    01/01/2012   01/01/2008 A               30,053
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Metro, TX HFDC (Wilson N. Jones
                   Memorial Hospital)                                     5.600    01/01/2017   01/01/2008 A               10,183
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Midland County, TX Hospital
                   District                                               5.375    06/01/2016   06/01/2008 A               25,043
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Montgomery County, TX Municipal
                   Utility District No. 40
                   (Waterworks & Sewer)                                   5.000    03/01/2019   03/01/2008 A               50,067
----------------------------------------------------------------------------------------------------------------------------------
          40,000   North Central, TX HFDC                                 5.375    02/15/2026   02/15/2008 A               40,910
----------------------------------------------------------------------------------------------------------------------------------
          25,000   North Forest, TX Municipal Water
                   District (Murphy Sanitation &
                   Sewer System)                                          6.200    07/10/2009   01/10/2008 A               25,051
----------------------------------------------------------------------------------------------------------------------------------
         250,000   North TX Tollway Authority
                   (Dallas North Tollway System)                          5.375    01/01/2016   01/01/2008 A              250,455
----------------------------------------------------------------------------------------------------------------------------------
         105,000   Nueces County, TX HFC (Dolphins
                   Landing Apartments)                                    8.000    07/01/2030   07/01/2010 A              116,526
----------------------------------------------------------------------------------------------------------------------------------
          80,000   Odessa, TX Junior College
                   District                                               5.000    12/01/2019   12/01/2008 A               80,099
----------------------------------------------------------------------------------------------------------------------------------
       2,985,000   Permian Basin, TX HFC (Single
                   Family Mtg.)                                           5.650    01/01/2038   07/01/2016 A            3,157,652
----------------------------------------------------------------------------------------------------------------------------------
         400,000   Permian Basin, TX HFC (Single
                   Family Mtg.)                                           5.750    01/01/2038   07/01/2016 A              416,132
----------------------------------------------------------------------------------------------------------------------------------
         295,000   Pflugerville, TX Independent
                   School District                                        5.300    08/15/2010   02/01/2008 A              295,507
----------------------------------------------------------------------------------------------------------------------------------
       4,835,000   Port of Corpus Christi, TX IDC
                   (Valero Energy Corp.) 7                                5.400    04/01/2018   12/11/2014 C            4,837,079
----------------------------------------------------------------------------------------------------------------------------------
       3,497,831   Sabine Neches, TX HFC (Single
                   Family Mtg.)                                           4.875 6  12/01/2039   12/01/2039              3,438,333
----------------------------------------------------------------------------------------------------------------------------------
         620,000   Sabine, TX River Authority
                   Pollution Control (TXU Electric
                   Company)                                               6.450    06/01/2021   06/01/2021               590,333
----------------------------------------------------------------------------------------------------------------------------------
          25,000   San Marcos, TX Hsg. Authority                          5.800    11/01/2010   05/01/2008 A              25,533
----------------------------------------------------------------------------------------------------------------------------------


                  50 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY      MATURITY*                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$        715,000   Southeast TX HFC                                       4.750%   01/01/2037   02/15/2009 B   $          721,971
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Southlake Parks, TX Devel. Corp.                       5.375    08/15/2021   02/15/2008 A               15,020
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Southwest TX Higher Education
                   Authority (Southern Methodist
                   University)                                            5.000    10/01/2018   10/01/2008 A               20,494
----------------------------------------------------------------------------------------------------------------------------------
         115,000   Texoma Area, TX Solid Waste
                   Authority (Initial Facility)                           5.500    02/15/2029   02/15/2010 A              115,243
----------------------------------------------------------------------------------------------------------------------------------
         235,000   Trinity, TX River Authority (TXU
                   Energy Company)                                        6.250    05/01/2028   05/01/2028                215,890
----------------------------------------------------------------------------------------------------------------------------------
       6,350,000   TX Angelina & Neches River
                   Authority (Temple-Inland)                              5.650    09/01/2012   09/02/2008 A            6,389,942
----------------------------------------------------------------------------------------------------------------------------------
          25,000   TX College Student Loans                               5.000    08/01/2013   02/01/2008 A               25,027
----------------------------------------------------------------------------------------------------------------------------------
          25,000   TX College Student Loans                               5.000    08/01/2021   08/01/2008 A               25,006
----------------------------------------------------------------------------------------------------------------------------------
       1,080,000   TX Dept. of Hsg. & Community
                   Affairs                                                5.200    01/01/2025   07/01/2012 A            1,088,392
----------------------------------------------------------------------------------------------------------------------------------
          80,000   TX Dept. of Hsg. & Community
                   Affairs                                                5.250    07/01/2018   01/01/2009 A               81,232
----------------------------------------------------------------------------------------------------------------------------------
          10,000   TX Dept. of Hsg. & Community
                   Affairs                                                5.350    07/01/2033   07/01/2011 A               10,438
----------------------------------------------------------------------------------------------------------------------------------
         950,000   TX Dept. of Hsg. & Community
                   Affairs                                                5.500    03/01/2026   03/01/2012 A              963,500
----------------------------------------------------------------------------------------------------------------------------------
         960,000   TX Dept. of Hsg. & Community
                   Affairs                                                5.550    03/01/2034   03/01/2012 A              969,398
----------------------------------------------------------------------------------------------------------------------------------
          70,000   TX Dept. of Hsg. & Community
                   Affairs (Pebble Brook Apartments)                      5.550    12/01/2024   12/01/2010 A               71,538
----------------------------------------------------------------------------------------------------------------------------------
          20,000   TX Dept. of Hsg. & Community
                   Affairs (Residential Mtg.)                             5.250    07/01/2022   07/01/2011 A               20,814
----------------------------------------------------------------------------------------------------------------------------------
         105,000   TX Dormitory Finance Authority
                   (Temple Junior College Foundation)                     5.875    09/01/2022   09/01/2012 A              105,330
----------------------------------------------------------------------------------------------------------------------------------
         290,000   TX GO                                                  5.750    08/01/2020   02/01/2008 A              292,195
----------------------------------------------------------------------------------------------------------------------------------
          35,000   TX GO                                                  6.000    12/01/2030   12/01/2010 A               36,254
----------------------------------------------------------------------------------------------------------------------------------
          50,000   TX GO (College Student Loans)                          5.000    08/01/2024   08/01/2010 A               50,335
----------------------------------------------------------------------------------------------------------------------------------
      11,670,000   TX Lower CO River Authority
                   Pollution Control (Samsung
                   Electronics Company)                                   6.375    04/01/2027   04/01/2008 A           11,730,451
----------------------------------------------------------------------------------------------------------------------------------
       1,365,000   TX Panhandle HFA (Amarillo
                   Affordable Hsg.) 9,10                                  6.250    03/01/2010   03/16/2009 C              550,232
----------------------------------------------------------------------------------------------------------------------------------
       4,360,000   TX Panhandle HFA (Amarillo
                   Affordable Hsg.) 9,10                                  6.625    03/01/2020   03/11/2016 C            1,698,264
----------------------------------------------------------------------------------------------------------------------------------
       2,860,000   TX Panhandle HFA (Amarillo
                   Affordable Hsg.) 9,10                                  6.750    03/01/2031   10/24/2026 C            1,109,022
----------------------------------------------------------------------------------------------------------------------------------
          50,000   TX State College Student Loans                         5.750    08/01/2012   02/01/2008 A               51,072
----------------------------------------------------------------------------------------------------------------------------------
          25,000   TX State College Student Loans                         6.000    08/01/2015   02/01/2008 A               25,600
----------------------------------------------------------------------------------------------------------------------------------
          75,000   TX State College Student Loans                         6.000    08/01/2016   02/01/2008 A               75,430
----------------------------------------------------------------------------------------------------------------------------------
         545,000   TX State College Student Loans                         6.000    08/01/2019   02/01/2008 A              558,075
----------------------------------------------------------------------------------------------------------------------------------
         220,000   TX Veterans Hsg. Assistance                            5.500    06/01/2032   12/01/2010 A              221,430
----------------------------------------------------------------------------------------------------------------------------------
         340,000   TX Veterans Hsg. Assistance,
                   Series B                                               6.100    06/01/2031   12/01/2009 A              348,548
----------------------------------------------------------------------------------------------------------------------------------


                  51 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                 EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY      MATURITY*                 VALUE
----------------------------------------------------------------------------------------------------------------------------------
TEXAS CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$         60,000   WA County, TX HFDC (Trinity
                   Community Medical Center of
                   Brenham/Trinity Care Center
                   Obligated Group)                                       5.750%   06/01/2024   07/11/2022 C   $           59,338
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Williamson County, TX Municipal
                   Utility District No. 9
                   (Waterworks & Sewer)                                   5.800    09/01/2008   03/01/2008 A               20,026
----------------------------------------------------------------------------------------------------------------------------------
         625,000   Willow Fork, TX Drain District,
                   Series A                                               5.250    09/01/2011   03/01/2008 A              625,481
                                                                                                               -------------------
                                                                                                                      200,486,678
U.S. POSSESSIONS--0.1%
       1,180,000   Puerto Rico Children's Trust
                   Fund (TASC)                                            5.375    05/15/2033   05/15/2014 C            1,157,497
----------------------------------------------------------------------------------------------------------------------------------
         750,000   V.I. Public Finance Authority,
                   Series A                                               6.375    10/01/2019   10/01/2010 A              810,060
                                                                                                               -------------------
                                                                                                                        1,967,557
----------------------------------------------------------------------------------------------------------------------------------
UTAH--1.9%
         140,000   Clearfield City, UT Multifamily
                   Hsg. (Oakstone Apartments)                             5.850    05/01/2039   11/01/2009 A              141,305
----------------------------------------------------------------------------------------------------------------------------------
       2,341,000   Eagle Mountain, UT Special
                   Assessment                                             6.250    05/01/2013   05/01/2008 A            2,343,762
----------------------------------------------------------------------------------------------------------------------------------
      12,560,000   Emery County, UT Environmental
                   Improvement (Pacificorp)                               6.150    09/01/2030   03/01/2008 A           12,613,631
----------------------------------------------------------------------------------------------------------------------------------
         835,000   Emery County, UT Pollution
                   Control (Pacificorp)                                   5.625    11/01/2023   05/01/2008 A              853,771
----------------------------------------------------------------------------------------------------------------------------------
         365,000   Emery County, UT Pollution
                   Control (Pacificorp)                                   5.650    11/01/2023   05/01/2008 A              365,606
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Intermountain, UT Power Agency                         5.000    07/01/2013   01/01/2008 A               10,015
----------------------------------------------------------------------------------------------------------------------------------
          10,000   St. George, UT Industrial Devel.
                   (Albertson's)                                          5.400    07/15/2008    07/15/2008                 9,943
----------------------------------------------------------------------------------------------------------------------------------
      19,445,000   Tooele County, UT Hazardous
                   Waste Treatment (Union Pacific
                   Corp.)                                                 5.700    11/01/2026   04/28/2012 A           19,489,724
----------------------------------------------------------------------------------------------------------------------------------
         665,000   UT HFA                                                 5.950    01/01/2029   01/01/2009 A              669,702
----------------------------------------------------------------------------------------------------------------------------------
           5,000   UT HFA (Single Family Mtg.)                            6.000    01/01/2031   07/01/2011 A                5,117
----------------------------------------------------------------------------------------------------------------------------------
          65,000   UT Hsg. Corp. (Single Family
                   Mtg.)                                                  6.000    07/01/2015   01/01/2008 A               66,468
----------------------------------------------------------------------------------------------------------------------------------
          55,000   UT State Building Ownership
                   Authority, Series A                                    5.750    08/15/2011   02/15/2008 A               55,160
----------------------------------------------------------------------------------------------------------------------------------
          20,000   UT University Campus Facilities
                   System, Series A                                       6.750    10/01/2014   04/01/2008 A               20,139
----------------------------------------------------------------------------------------------------------------------------------
          60,000   Utah County, UT Hospital (IHC
                   Health Services)                                       5.250    08/15/2026   08/15/2008 A               60,703
                                                                                                               -------------------
                                                                                                                       36,705,046
----------------------------------------------------------------------------------------------------------------------------------
VERMONT--0.0%
          25,000   Burlington, VT Airport                                 5.600    07/01/2017   01/01/2008 A               25,047
----------------------------------------------------------------------------------------------------------------------------------
          10,000   Burlington, VT Airport, Series B                       5.850    07/01/2011   01/01/2008 A               10,019
----------------------------------------------------------------------------------------------------------------------------------
          40,000   VT E&HBFA (Southwestern Vermont
                   Medical Center)                                        5.625    10/01/2025   10/01/2008 A               40,047
----------------------------------------------------------------------------------------------------------------------------------
          30,000   VT HFA (Single Family)                                 5.500    11/01/2021   05/01/2011 A               30,199
----------------------------------------------------------------------------------------------------------------------------------


                  52 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                   EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY       MATURITY*                VALUE
----------------------------------------------------------------------------------------------------------------------------------
VERMONT CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$         45,000   VT HFA (Single Family), Series 11A                     5.900%   05/01/2019   07/15/2008 B   $           45,493
----------------------------------------------------------------------------------------------------------------------------------
          50,000   VT Hsg. Finance Agency                                 5.400    02/15/2012   02/15/2009 A               50,793
                                                                                                               -------------------
                                                                                                                          201,598
----------------------------------------------------------------------------------------------------------------------------------
VIRGINIA--0.8%
         780,000   Alexandria, VA IDA Pollution
                   Control (Potomac Electric Power
                   Company)                                               5.375    02/15/2024   05/01/2008 A              781,115
----------------------------------------------------------------------------------------------------------------------------------
         425,000   Norfolk, VA EDA, Series B                              5.625    11/01/2015   01/24/2013 C              409,594
----------------------------------------------------------------------------------------------------------------------------------
       1,000,000   Norfolk, VA Water                                      5.875    11/01/2020   05/01/2008 A            1,036,360
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Richmond, VA IDA (Virginia
                   Commonwealth University Real
                   Estate Foundation)                                     5.550    01/01/2031   01/01/2013 A              102,425
----------------------------------------------------------------------------------------------------------------------------------
         750,000   VA Gateway Community Devel. Authority                  6.375    03/01/2030   03/01/2013 A              761,318
----------------------------------------------------------------------------------------------------------------------------------
       8,170,000   VA Hsg. Devel. Authority (Rental Hsg.)                 5.550    01/01/2027   01/01/2012 A            8,287,648
----------------------------------------------------------------------------------------------------------------------------------
       3,100,000   VA Pocahontas Parkway Assoc.
                   (Route 895 Connector Toll Road)                        5.250    08/15/2008   08/15/2008              3,142,873
                                                                                                               -------------------
                                                                                                                       14,521,333
----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON--1.7%
          10,000   Bellingham, WA Hsg. Authority
                   (Cascade Meadows)                                      5.200    11/01/2027   11/01/2008 A               10,034
----------------------------------------------------------------------------------------------------------------------------------
       2,000,000   Chelan County, WA Public Utility
                   District No. 1 (Chelan Hydro
                   System) 1                                              5.250    07/01/2033   07/01/2008 A            2,015,340
----------------------------------------------------------------------------------------------------------------------------------
          20,000   Chelan County, WA Public Utility
                   District No. 1 (Rocky Reach
                   Hydroelectric)                                         5.125    07/01/2023   01/01/2008 A               20,022
----------------------------------------------------------------------------------------------------------------------------------
          15,000   King County, WA Hsg. Authority
                   (Cascadian Apartments)                                 6.850    07/01/2024   01/01/2008 A               15,083
----------------------------------------------------------------------------------------------------------------------------------
         150,000   King County, WA Hsg. Authority
                   (Fairwood Apartments)                                  6.000    12/01/2025   06/01/2008 A              152,931
----------------------------------------------------------------------------------------------------------------------------------
          10,000   King County, WA Hsg. Authority
                   (Rural Preservation)                                   5.750    01/01/2028   12/18/2023 C                9,935
----------------------------------------------------------------------------------------------------------------------------------
          50,000   King County, WA Hsg. Authority
                   (Seaview Apartments)                                   5.050    07/01/2024   01/01/2009 A               50,034
----------------------------------------------------------------------------------------------------------------------------------
          75,000   Pierce County, WA Hsg. Authority                       5.800    12/01/2023   12/01/2008 A               75,079
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Port Grays Harbor, WA GO                               6.375    12/01/2014   12/01/2009 A              103,405
----------------------------------------------------------------------------------------------------------------------------------
         180,000   Port of Seattle, WA GO                                 5.100    04/01/2024   10/01/2008 A              180,328
----------------------------------------------------------------------------------------------------------------------------------
          45,000   Port of Seattle, WA Special Facility                   6.000    09/01/2029   03/01/2010 A               47,074
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Port Vancouver, WA GO                                  5.350    12/01/2010   12/01/2008 A               25,039
----------------------------------------------------------------------------------------------------------------------------------
         245,000   Prosser, WA Water & Sewer                              5.400    09/01/2012   03/01/2008 A              245,453
----------------------------------------------------------------------------------------------------------------------------------
         255,000   Prosser, WA Water & Sewer                              5.450    09/01/2013   03/01/2008 A              255,482
----------------------------------------------------------------------------------------------------------------------------------
         825,000   Seattle, WA Hsg. Authority (Hilltop
                   Manor/Spring Manor)                                    5.375    10/20/2018   03/16/2013 B              900,191
----------------------------------------------------------------------------------------------------------------------------------
       1,545,000   Seattle, WA Hsg. Authority (Hilltop
                   Manor/Spring Manor)                                    5.875    10/20/2028   10/20/2013 A            1,756,557
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Seattle, WA Municipal Light & Power                    5.000    07/01/2014   07/01/2009 A               50,951
----------------------------------------------------------------------------------------------------------------------------------


                  53 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                   EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY       MATURITY*                VALUE
----------------------------------------------------------------------------------------------------------------------------------
WASHINGTON CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$         15,000   Seattle, WA Municipal Light & Power                    5.000%   07/01/2020   07/01/2009 A   $           15,170
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Tacoma, WA Hsg. Authority
                   (Polynesia Village Apartments)                         5.900    06/01/2029   06/01/2008 A               25,282
----------------------------------------------------------------------------------------------------------------------------------
         135,000   Tacoma, WA Port Authority                              5.300    12/01/2017   06/01/2008 A              135,111
----------------------------------------------------------------------------------------------------------------------------------
          70,000   University of Washington
                   (Intercollegiate Athletics)                            5.000    06/01/2012   06/01/2008 A               70,106
----------------------------------------------------------------------------------------------------------------------------------
       1,500,000   Vancouver, WA Downtown Redevel.
                   Authority (Conference Center)                          6.000    01/01/2028   01/01/2014 A            1,499,130
----------------------------------------------------------------------------------------------------------------------------------
          15,000   Vancouver, WA Hsg. Authority
                   (Office Building)                                      5.500    03/01/2028   05/27/2020 C               13,987
----------------------------------------------------------------------------------------------------------------------------------
          25,000   WA COP (Dept. of General
                   Administration)                                        5.500    10/01/2013   04/01/2008 A               25,047
----------------------------------------------------------------------------------------------------------------------------------
          20,000   WA COP (Dept. of General
                   Administration)                                        5.600    10/01/2015   04/01/2008 A               20,028
----------------------------------------------------------------------------------------------------------------------------------
          10,000   WA COP (Dept. of General
                   Administration)                                        5.600    10/01/2016   10/01/2008 A               10,013
----------------------------------------------------------------------------------------------------------------------------------
          10,000   WA COP (Whatcom Community
                   College)                                               5.250    10/01/2013   04/01/2008 A               10,051
----------------------------------------------------------------------------------------------------------------------------------
       2,175,000   WA EDFA (Lindal Cedar Homes)                           5.800    11/01/2017   05/01/2008 A            2,178,306
----------------------------------------------------------------------------------------------------------------------------------
         120,000   WA Health Care Facilities Authority
                   (Empire Health Services)                               5.625    11/01/2013   05/01/2008 A              120,226
----------------------------------------------------------------------------------------------------------------------------------
         800,000   WA Health Care Facilities Authority
                   (Empire Health Services)                               5.625    11/01/2019   05/01/2008 A              801,280
----------------------------------------------------------------------------------------------------------------------------------
         125,000   WA Health Care Facilities Authority
                   (Harrison Memorial Hospital)                           5.300    08/15/2014   02/15/2008 A              125,201
----------------------------------------------------------------------------------------------------------------------------------
          30,000   WA Health Care Facilities Authority
                   (Harrison Memorial Hospital)                           5.400    08/15/2023   02/15/2008 A               30,038
----------------------------------------------------------------------------------------------------------------------------------
          50,000   WA Health Care Facilities Authority
                   (Highline Community Hospital)                          5.500    08/15/2014   02/15/2008 A               50,089
----------------------------------------------------------------------------------------------------------------------------------
           5,000   WA Health Care Facilities Authority
                   (Yakima Valley Memorial Hospital
                   Assoc.)                                                5.375    12/01/2014   06/01/2008 A                5,058
----------------------------------------------------------------------------------------------------------------------------------
       1,460,000   WA HFC                                                 5.000    06/01/2021   07/01/2009 B            1,486,645
----------------------------------------------------------------------------------------------------------------------------------
          70,000   WA HFC (Clare House Apartments)                        5.750    07/01/2030   07/01/2008 A               70,390
----------------------------------------------------------------------------------------------------------------------------------
          50,000   WA HFC (Presbyterian Ministries)                       5.300    01/01/2019   11/07/2016 C               48,442
----------------------------------------------------------------------------------------------------------------------------------
          10,000   WA HFC (Single Family)                                 5.250    12/01/2017   06/01/2008 A               10,142
----------------------------------------------------------------------------------------------------------------------------------
          85,000   WA HFC (Single Family)                                 5.350    06/01/2030   06/01/2009 A               85,179
----------------------------------------------------------------------------------------------------------------------------------
          45,000   WA HFC (Single Family)                                 5.400    12/01/2024   06/01/2009 A               45,229
----------------------------------------------------------------------------------------------------------------------------------
      14,230,000   WA Tobacco Settlement Authority
                   (TASC)                                                 6.500    06/01/2026   06/01/2013 A           14,703,148
----------------------------------------------------------------------------------------------------------------------------------
       5,210,000   WA Tobacco Settlement Authority
                   (TASC)                                                 6.625    06/01/2032   06/01/2013 A            5,318,576
                                                                                                               -------------------
                                                                                                                       32,814,812
----------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA--0.1%
          25,000   Harrison County, WV (Monangahela
                   Power Company)                                         6.750    08/01/2024   08/01/2024                 24,860
----------------------------------------------------------------------------------------------------------------------------------
         180,000   Harrison County, WV (Monongahela
                   Power Company)                                         6.250    05/01/2023   05/01/2008 A              182,605
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Huntington, WV Sewer                                   5.375    11/01/2023   05/01/2008 A               25,038
----------------------------------------------------------------------------------------------------------------------------------


                  54 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                   EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY       MATURITY*                VALUE
----------------------------------------------------------------------------------------------------------------------------------
WEST VIRGINIA CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$         20,000   Pleasants County, WV Pollution
                   Control (Monongahela Power
                   Company)                                               5.500%   04/01/2029   04/01/2009 A   $           20,464
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Pleasants County, WV Pollution
                   Control (Potomac Edison Company)                       5.500    04/01/2029   04/01/2009 A               25,372
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Pleasants County, WV Pollution
                   Control (West Penn Power
                   Company)                                               5.500    04/01/2029   04/01/2009 A               25,580
----------------------------------------------------------------------------------------------------------------------------------
         230,000   WV Commissioner of Highways,
                   Series A                                               5.000    09/01/2012   09/01/2012                246,753
----------------------------------------------------------------------------------------------------------------------------------
       1,790,000   WV Hsg. Devel. Fund                                    5.250    11/01/2018   05/01/2010 A            1,858,092
----------------------------------------------------------------------------------------------------------------------------------
          55,000   WV Hsg. Devel. Fund                                    5.300    11/01/2023   05/01/2010 A               55,361
----------------------------------------------------------------------------------------------------------------------------------
          40,000   WV Marshall University                                 6.000    01/01/2008   01/01/2008                 40,000
----------------------------------------------------------------------------------------------------------------------------------
          50,000   WV Water Devel. Authority                              5.625    07/01/2030   07/01/2010 A               51,938
                                                                                                               -------------------
                                                                                                                        2,556,063
----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN--3.8%
       2,085,000   Badger, WI Tobacco Asset
                   Securitization Corp.                                   6.000    06/01/2017   06/01/2012 A            2,119,152
----------------------------------------------------------------------------------------------------------------------------------
      27,030,000   Badger, WI Tobacco Asset
                   Securitization Corp.                                   6.125    06/01/2027   01/23/2010 B           27,977,131
----------------------------------------------------------------------------------------------------------------------------------
      28,070,000   Badger, WI Tobacco Asset
                   Securitization Corp.                                   6.375    06/01/2032   06/01/2012 A           28,465,787
----------------------------------------------------------------------------------------------------------------------------------
         515,000   Badger, WI Tobacco Asset
                   Securitization Corp.                                   7.000    06/01/2028   06/01/2012 A              540,070
----------------------------------------------------------------------------------------------------------------------------------
         125,000   Green Bay, WI Hsg. Authority
                   (Moraine Ridge)                                        6.150    12/01/2030   12/01/2008 A              129,444
----------------------------------------------------------------------------------------------------------------------------------
          85,000   Janesville, WI Industrial Devel.
                   (Paramount Communications)                             7.000    10/15/2017   04/15/2008 A               85,650
----------------------------------------------------------------------------------------------------------------------------------
          50,000   Kenosha, WI Hsg. Authority
                   Multifamily Hsg. (Glaser Financial
                   Group)                                                 6.000    11/20/2041   05/20/2009 A               50,979
----------------------------------------------------------------------------------------------------------------------------------
         240,000   Madison, WI Industrial Devel.
                   (Madison Gas & Electric Company)                       5.875    10/01/2034   04/01/2012 A              249,446
----------------------------------------------------------------------------------------------------------------------------------
         100,000   Madison, WI Parking System                             5.600    02/01/2012   02/01/2008 A              100,133
----------------------------------------------------------------------------------------------------------------------------------
          30,000   Milwaukee, WI Redevel. Authority
                   (City Hall Square)                                     6.300    08/01/2038   02/01/2008 A               30,577
----------------------------------------------------------------------------------------------------------------------------------
          25,000   Oak Creek, WI Hsg. Authority
                   (Wood Creek)                                           5.139 3  01/20/2010   01/20/2010                 22,378
----------------------------------------------------------------------------------------------------------------------------------
         100,000   River Falls, WI Electric Utility                       5.600    10/01/2008   04/01/2008 A              100,188
----------------------------------------------------------------------------------------------------------------------------------
         200,000   Watertown, WI Industrial Devel.
                   (Wisconsin Furniture)                                  4.600 6  10/01/2018   10/01/2008 D              199,626
----------------------------------------------------------------------------------------------------------------------------------
          20,000   WI GO                                                  5.000    05/01/2012   05/01/2009 A               20,313
----------------------------------------------------------------------------------------------------------------------------------
          25,000   WI GO                                                  5.300    11/01/2013   05/01/2008 A               25,043
----------------------------------------------------------------------------------------------------------------------------------
         400,000   WI GO                                                  5.300    05/01/2023   05/01/2008 A              403,104
----------------------------------------------------------------------------------------------------------------------------------
          70,000   WI GO                                                  5.500    11/01/2026   11/01/2008 A               70,385
----------------------------------------------------------------------------------------------------------------------------------
          85,000   WI GO                                                  6.000    05/01/2027   05/01/2008 A               85,085
----------------------------------------------------------------------------------------------------------------------------------
           5,000   WI GO                                                  6.200    05/01/2024   05/01/2008 A                5,011
----------------------------------------------------------------------------------------------------------------------------------
          45,000   WI H&EFA (Agnesian Healthcare)                         5.000    07/01/2027   07/01/2008 A               45,677
----------------------------------------------------------------------------------------------------------------------------------


                  55 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

       PRINCIPAL                                                                                   EFFECTIVE
          AMOUNT                                                         COUPON     MATURITY       MATURITY*                VALUE
----------------------------------------------------------------------------------------------------------------------------------
WISCONSIN CONTINUED
----------------------------------------------------------------------------------------------------------------------------------
$        120,000   WI H&EFA (Agnesian
                   Healthcare/Waupun Memorial
                   Hospital Obligated Group)                              6.000%   07/01/2030   07/01/2011 A   $          123,017
----------------------------------------------------------------------------------------------------------------------------------
          25,000   WI H&EFA
                   (AHC/SLMC/HMH/AMCS Obligated Group)                    5.750    08/15/2016   02/15/2008 A               25,301
----------------------------------------------------------------------------------------------------------------------------------
       1,555,000   WI H&EFA
                   (AHC/SLMC/HMH/AMCS Obligated Group)                    5.875    08/15/2026   02/15/2008 A            1,573,240
----------------------------------------------------------------------------------------------------------------------------------
          85,000   WI H&EFA (Marshfield Clinic)                           5.750    02/15/2027   02/15/2008 A               86,533
----------------------------------------------------------------------------------------------------------------------------------
       1,465,000   WI H&EFA (Richland Hospital)                           5.375    06/01/2028   03/23/2023 C            1,344,255
----------------------------------------------------------------------------------------------------------------------------------
       3,685,000   WI H&EFA (United Health Group)                         5.500    12/15/2020   06/15/2008 A            3,764,338
----------------------------------------------------------------------------------------------------------------------------------
         500,000   WI H&EFA (Waukesha Memorial Hospital)                  5.250    08/15/2019   08/15/2008 A              504,840
----------------------------------------------------------------------------------------------------------------------------------
         135,000   WI Hsg. & EDA                                          5.750    03/01/2010   03/01/2010                136,181
----------------------------------------------------------------------------------------------------------------------------------
       3,940,000   WI Hsg. & EDA                                          5.800    09/01/2017   07/01/2009 A            3,983,143
----------------------------------------------------------------------------------------------------------------------------------
         190,000   WI Hsg. & EDA (Home Ownership), Series C               6.000    09/01/2036   08/03/2010 B              202,447
----------------------------------------------------------------------------------------------------------------------------------
          20,000   WI Hsg. & EDA, Series B                                5.300    11/01/2018   01/01/2008 A               20,125
----------------------------------------------------------------------------------------------------------------------------------
          10,000   WI Hsg. & EDA, Series B                                5.600    03/01/2008   03/01/2008                 10,028
                                                                                                               -------------------
                                                                                                                       72,498,627
----------------------------------------------------------------------------------------------------------------------------------
WYOMING--0.1%
         880,000   Jackson, WY National Rural Utilities
                   Cooperative (Lower Valley Power &
                   Light Company)                                         5.875    05/01/2026   05/01/2008 A              889,548
----------------------------------------------------------------------------------------------------------------------------------
         435,000   Lincoln County, WY Pollution
                   Control (PacifiCorp)                                   5.625    11/01/2021   05/01/2008 A              435,465
----------------------------------------------------------------------------------------------------------------------------------
          35,000   WY Community Devel. Authority                          5.300    12/01/2017   08/27/2010 A               35,530
                                                                                                               -------------------
                                                                                                                        1,360,543
                                                                                                               -------------------
Total Municipal Bonds and Notes (Cost $2,003,695,655)                                                               2,009,277,443
----------------------------------------------------------------------------------------------------------------------------------
CORPORATE BONDS AND NOTES--0.0%
----------------------------------------------------------------------------------------------------------------------------------
          18,263   Delta Air Lines, Inc. 5 (Cost $18,081)                 8.000    12/01/2015           --                 15,843
----------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $2,003,713,736)-104.4%                                                            2,009,293,286
----------------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(4.4)                                                                           (85,121,701)
                                                                                                               -------------------
NET ASSETS-100.0%                                                                                              $    1,924,171,585
                                                                                                               ===================

FOOTNOTES TO STATEMENT OF INVESTMENTS

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

      A. Optional call date; corresponds to the most conservative yield calculation.

      B. Average life due to mandatory, or expected, sinking fund principal payments prior to the applicable optional call date.

      C. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

      D. Date of mandatory put.

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Security represents the underlying municipal bond on an inverse floating rate security. The bond was purchased by the Fund and subsequently segregated and transferred to a trust. See accompanying Notes.

3. Zero coupon bond reflects effective yield on the date of purchase.

4. Represents the current interest rate for a variable rate bond known as an "inverse floater." See accompanying Notes.

5. Illiquid security. The aggregate value of illiquid securities as of December 31, 2007 was $87,806,746, which represents 4.56% of the Fund's net assets. See accompanying Notes.

6. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

7. When-issued security or delayed delivery to be delivered and settled after December 31, 2007. See accompanying Notes.


                  56 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

8. Represents the current interest rate for a variable or increasing rate security.

9. Issue is in default. See accompanying Notes.

10. Non-income producing security.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

ACTS      Adult Communities Total Services
ADA       Atlanta Devel. Authority
AHC       Aurora Healthcare
AHF       American Housing Foundation
AHS       Adventist Health System
AMCS      Aurora Medical Center of Sheboygan County
CAU       Clark Atlanta University
CC        Caritas Christi
CDA       Communities Devel. Authority
CH        Carney Hospital
CHHC      Community Health & Home Care
COP       Certificates of Participation
CV        Chippewa Valley
DKH       Day Kimball Hospital
DRIVERS   Derivative Inverse Tax Exempt Receipts
E&HBFA    Educational Health Buildings Financing Agency
EAFC      Emery Air Freight Corp.
EDA       Economic Devel. Authority
EDC       Economic Devel. Corp.
EDFA      Economic Devel. Finance Authority
EF&CD     Environmental Facilities and Community Devel.
EWA       Emery Worldwide Airlines
FH        Foothill Hospital
FHA       Federal Housing Agency/Authority
FHS       Freeman Health System
FMC       Flagstaff Medical Center
FNMA      Federal National Mortgage Assoc.
FSCCHM    Franciscan Sisters of Christian Charity Healthcare Ministry
GHC       Gaston Health Care
GHS       Gaston Health Services
GMH       Gaston Memorial Hospital
GNMA      Government National Mortgage Assoc.
GO        General Obligation
H&EFA     Health and Educational Facilities Authority
H&EFB     Health and Educational Facilities Board
H&HEFA    Hospitals and Higher Education Facilities Authority
HDC       Housing Devel. Corp.
HE&HF     Higher Educational and Housing Facilities
HE&HFA    Higher Education and Health Facilities Authority
HEFA      Higher Education Facilities Authority
HFA       Housing Finance Agency
HFC       Housing Finance Corp.
HFDC      Health Facilities Devel. Corp.
HFH       Holy Family Hospital
HMH       Hartford Memorial Hospital
HNE       Healthnet of New England
HSIR      Health Systems of Indian River
IBMC      Integris Baptist Medical Center
IDA       Industrial Devel. Agency
IDC       Industrial Devel. Corp.
IHC       Intermountain Health Care
IRH       Integris Rural Health
IRHS      Indian River Health Services
IRMH      Indian River Memorial Hospital


                  57 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

ISOCHC    Integris South Oklahoma City Hospital Corp.
JHF       Jewish Hospital Foundation
JHHS      Jewish Hospital Healthcare Services
JHP       JH Properties
LRMC      Leesburg Regional Medical Center
LRMCHHS   LRMC Home Health Services
MHM       McKenna Health Management
MHS       McKenna Health System
MMH       McKenna Memorial Hospital
NSU       Northeastern State University
OCC       Oakview Care Center
RITES     Residual Interest Tax Exempt Security
Res Rec   Resource Recovery Facility
ROLs      Residual Option Longs
SEMCB     St. Elizabeth's Medical Center of Boston
SLMC      St. Luke's Medical Center
TASC      Tobacco Settlement Asset-Backed Bonds
TVTCMC    The Villages Tri-County Medical Center
V.I.      United States Virgin Islands
VRHS      Valley Regional Health System

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities traded on a registered U.S. securities exchange are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities whose principal exchange is NASDAQ(R) are valued based on the closing price reported by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities, collateralized mortgage obligations and other asset-backed securities will be valued at the mean between the "bid" and "asked" prices. Securities for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Shares of a registered investment company that are not traded on an exchange are valued at the acquired investment company's net asset value per share. "Money market-type" debt instruments with remaining maturities of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value.

SECURITIES ON A WHEN-ISSUED OR DELAYED DELIVERY BASIS. The Fund may purchase securities on a "when-issued" basis, and may purchase or sell securities on a "delayed delivery" basis. "When-issued" or "delayed delivery" refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund's net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund maintains internally designated assets with a market value equal to or greater than the amount of its purchase commitments. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.


                  58 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

As of December 31, 2007, the Fund had purchased securities issued on a when-issued or delayed delivery basis and sold securities issued on a delayed delivery basis as follows:

             ------------------------------------------------------
                                    WHEN-ISSUED OR DELAYED DELIVERY
                                    BASIS TRANSACTIONS
             ------------------------------------------------------
             Purchased securities   $ 45,738,770
             ------------------------------------------------------

INVERSE FLOATING RATE SECURITIES. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Certain of these securities may be leveraged, whereby the interest rate varies inversely at a multiple of the change in short-term rates. As interest rates rise, inverse floaters produce less current income. The price of such securities is more volatile than comparable fixed rate securities. The Fund will not invest more than 20% of its total assets in inverse floaters. Inverse floaters amount to $97,205,293 as of December 31, 2007.

Certain inverse floating rate securities are created when the Fund purchases and subsequently transfers a municipal bond security (the "municipal bond") to a broker dealer. The municipal bond is typically a fixed rate security. The broker dealer (the "sponsor") creates a trust (the "Trust") and deposits the municipal bond. The Trust issues short-term floating rate notes available to third parties and a residual interest in the municipal bond (referred to as an "inverse floating rate security") to the Fund. The terms of these inverse floating rate securities grant the Fund the right to require that the Trust issuing the inverse floating rate security compel a tender of the short-term floating rate notes to facilitate the Fund's repurchase of the underlying municipal bond. Following such a request, the Fund pays the sponsor the principal amount due to the holders of the short-term floating rate notes issued by the Trust and exchanges the inverse floating rate security for the underlying municipal bond. These transactions are considered secured borrowings for financial reporting purposes. As a result of such accounting treatments, the Fund includes the municipal bond position on its Statement of Investments (but does not separately include the inverse floating rate securities received). The Fund also includes the value of the municipal bond and a payable amount equal to the short-term floating rate notes issued by the Trust on its Statement of Assets and Liabilities in the annual and semiannual reports. The interest rates on these short-term floating rate notes reset periodically, usually weekly. The holders of these short-term floating rate notes have the option to tender their investment, to the sponsor or the Trust's liquidity provider, for redemption at par at each reset date. Income from the municipal bond position and the interest expense on the payable for the short-term floating rate notes issued by the Trust are recorded on the Fund's Statement of Operations in the annual and semiannual reports. At December 31, 2007, municipal bond holdings with a value of $192,399,354 shown on the Fund's Statement of Investments are held by such Trusts and serve as collateral for the $113,395,000 in short-term floating rate notes issued and outstanding at that date.

At December 31, 2007, the Fund's residual exposure to these types of inverse floating rate securities were as follows:

    PRINCIPAL                                                                           COUPON   MATURITY
       AMOUNT   INVERSE FLOATER 1                                                       RATE 2       DATE          VALUE
-------------------------------------------------------------------------------------------------------------------------
$   6,635,000   AK HFC DRIVERS                                                           13.35%    6/1/08   $  7,273,154
    4,000,000   Chicago, IL O'Hare International Airport (General Airport), Series A      7.67     1/1/23      4,512,080
   10,000,000   Dallas-Fort Worth, TX International Airport DRIVERS                       7.17    11/1/21     10,398,000
    7,500,000   Dallas-Fort Worth, TX International Airport DRIVERS                       8.42     1/1/35      8,002,050
    2,500,000   Dallas-Fort Worth, TX International Airport DRIVERS                      10.55     5/1/10      2,665,500
    3,875,000   Dallas-Fort Worth, TX International Airport DRIVERS                       8.55    11/1/08      4,289,238
    2,485,000   DE Hsg. Authority ROLs                                                   13.49     7/1/37      3,225,083
    1,500,000   Denver, CO City & County Airport RITES                                    7.54   11/15/15      1,659,045
    1,500,000   Denver, CO City & County Airport RITES                                    7.54   11/15/16      1,656,540
    1,000,000   Denver, CO City & County Airport RITES                                    7.54   11/15/18      1,097,720
    1,000,000   Denver, CO City & County Airport RITES                                    7.54   11/15/14      1,128,650
    3,385,000   HI Airports System RITES                                                  5.86     7/1/18      3,652,415
    7,000,000   HI Dept. of Budget & Finance RITES                                        6.91     7/1/20      7,601,090
    2,585,000   MA Educational Financing Authority                                       10.00     1/1/16      2,909,417
   10,000,000   MA Port Authority ROLs                                                    7.31     1/1/22     10,691,500
    5,000,000   NY Tobacco Settlement Financing Corp. DRIVERS                             7.20     6/1/17      5,534,650
    2,420,000   Sedgwick & Shawnee Counties, KS Hsg. (Single Family Mtg.)                 9.70    12/1/38      2,708,222
                                                                                                            -------------
                                                                                                            $ 79,004,354
                                                                                                            =============


                  59 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND

OPPENHEIMER LIMITED TERM MUNICIPAL FUND
STATEMENT OF INVESTMENTS  DECEMBER 31, 2007 / UNAUDITED
--------------------------------------------------------------------------------

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table on pages 57-58 of the Statement of Investments.

2. Represents the current interest rate for a variable rate bond known as an "inverse floater."

CREDIT RISK. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities in default, and is not obligated to dispose of securities whose issuers subsequently default. As of December 31, 2007, securities with an aggregate market value of $3,359,918, representing 0.17% of the Fund's net assets, were in default.

ILLIQUID SECURITIES

As of December 31, 2007, investments in securities included issues that are illiquid. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. The Fund will not invest more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. Securities that are illiquid are marked with an applicable footnote on the Statement of Investments.

BORROWINGS

The Fund can borrow money from banks in amounts up to [one third] of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund. The use of leverage will subject the Fund to greater costs than funds that do not borrow for leverage, and may also make the Fund's share price more sensitive to interest changes. The interest on borrowed money is an expense that might reduce the Fund's yield. Expenses incurred by the Fund with respect to interest on borrowings and commitment fees are disclosed separately or as other expenses on the Statement of Operations in the annual and semiannual reports.

The Fund entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $850 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.1906% as of December 31, 2007). The Fund pays additional fees of 0.30% annually to its lender on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% annual commitment fee for a liquidity backstop facility with respect to the $850 million facility size. The Fund has the right to prepay such loans and terminate its participation in the conduit loan facility at any time upon prior notice.

RECENT ACCOUNTING PRONOUNCEMENT

In September 2006, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2007, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2007 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                                 $  2,003,713,736
                                                               =================

Gross unrealized appreciation                                  $     41,679,546
Gross unrealized depreciation                                       (36,099,996)
                                                               -----------------
Net unrealized appreciation                                    $      5,579,550
                                                               =================


                  60 | OPPENHEIMER LIMITED TERM MUNICIPAL FUND


ITEM 2. CONTROLS AND PROCEDURES.

      (a) Based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2007, the
            registrant's principal executive officer and principal financial officer found the registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

      (b) There have been no significant changes in the registrant's internal controls over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Municipal Fund

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John V. Murphy
    ---------------------------
    John V. Murphy
    Principal Executive Officer

Date: 02/07/2008

By: /s/ Brian W. Wixted
    ---------------------------
    Brian W. Wixted
    Principal Financial Officer

Date: 02/07/2008